                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4096
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                           MFS MUNICIPAL SERIES TRUST
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                       Date of fiscal year end: March 31
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                    Date of reporting period: June 30, 2005
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

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 06/30/05

MFS(R)ALABAMA MUNICIPAL BOND FUND


[graphic omitted]

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Alabama Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 06/30/2005

ISSUER                                                                                          PAR AMOUNT               $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.6%
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AIRPORT & PORT REVENUE - 2.3%
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Alabama Docks Department Facilities Rev., MBIA, 5.5%, 2022                                      $1,000,000           $  1,086,230
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Alabama Port Authority Docks Facility MBIA, 5.25%, 2026                                          1,000,000              1,060,390
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                                                                                                                     $  2,146,620
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GENERAL OBLIGATIONS - GENERAL PURPOSE - 12.7%
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Boaz, AL, School Warrants, "A", XLCA, 5%, 2025                                                  $1,000,000           $  1,062,440
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Boaz, AL, School Warrants, "A", XLCA, 5%, 2029                                                     650,000                686,588
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Fairfield, AL, Refunding Warrants, AMBAC, 5.25%, 2025                                            1,030,000              1,117,931
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Gadsden, AL, Warrants, "B", AMBAC, 5.125%, 2028                                                  1,500,000              1,618,710
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Hoover, AL, "B", 6%, 2010++++                                                                      500,000                566,670
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Houston County, AL, AMBAC, 6.25%, 2009++++                                                         750,000                860,932
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Jefferson County, AL, School Warrants, FSA, 5.5%, 2020                                           1,750,000              1,902,355
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Mobile County, AL, 6%, 2009++++                                                                  1,345,000              1,499,554
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Morgan County, AL, Warrants, AMBAC, 5%, 2028                                                     1,380,000              1,462,027
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Russell County, AL, Warrants, "A" , AMBAC, 5%, 2017                                              1,000,000              1,071,480
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                                                                                                                     $ 11,848,687
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GENERAL OBLIGATIONS - IMPROVEMENT - 5.4%
---------------------------------------------------------------------------------------------------------------------------------
Birmingham, AL, 5.75%, 2019                                                                     $2,000,000           $  2,206,420
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Birmingham, AL, "A", 5.75%, 2017                                                                 1,000,000              1,119,470
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Montgomery, AL, Warrants, MBIA, 5.1%, 2021                                                       1,005,000              1,084,395
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Puerto Rico Municipal Finance Agency, RITES, FSA, 8.551%, 2017+++                                  500,000                592,260
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                                                                                                                     $  5,002,545
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GENERAL OBLIGATIONS - SCHOOLS - 5.3%
---------------------------------------------------------------------------------------------------------------------------------
Bessemer, AL, School Warrants, AMBAC, 5.5%, 2020                                                $2,015,000           $  2,206,485
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Phenix City, AL, AMBAC, 5.65%, 2021                                                              1,500,000              1,678,575
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Tuscaloosa, AL, Warrants, 5.7%, 2018                                                             1,000,000              1,105,300
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                                                                                                                     $  4,990,360
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HEALTHCARE REVENUE - HOSPITALS - 16.0%
---------------------------------------------------------------------------------------------------------------------------------
Alabama Special Care Facilities Financing Authority (Daughters of Charity), AMBAC,
  ETM, 5%, 2025++++                                                                             $1,500,000           $  1,519,560
---------------------------------------------------------------------------------------------------------------------------------
Baldwin County, AL, Eastern Shore Health Care Authority Rev. (Thomas Hospital),
  6.75%, 2015                                                                                      500,000                514,185
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Birmingham Medical Center, East Alabama, Special Health Care Facilities, Eastern
  Health Systems, "B", 5%, 2018                                                                    500,000                507,890
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Birmingham, AL, Baptist Health Systems, "A", (Baptist Medical Center), 5.625%, 2015                300,000                324,702
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DCH Health Care Authority, Alabama Facilities Rev., 5.25%, 2016                                  1,000,000              1,086,100
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Houston County, AL, Health Care Authority, AMBAC, 6.125%, 2022                                   1,000,000              1,118,630
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Huntsville, AL, Health Care Authority Rev., 5.625%, 2026                                           950,000              1,007,560
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Huntsville, AL, Health Care Authority Rev., "A", MBIA, 5%, 2023                                  1,000,000              1,044,930
---------------------------------------------------------------------------------------------------------------------------------
Lauderdale County & Florence, AL, Health Care Authority Rev. (Eliza Coffee Memorial
  Hospital), MBIA, 5.75%, 2008++++                                                               1,000,000              1,085,140
---------------------------------------------------------------------------------------------------------------------------------
Lauderdale County & Florence, AL, Health Care Authority Rev., "A", (Coffee Health
  Group), MBIA, 5.75%, 2014                                                                      1,000,000              1,105,110
---------------------------------------------------------------------------------------------------------------------------------
Marshall County, AL, Health Care Authority Rev., "A", 5.75%, 2032                                1,000,000              1,057,860
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Montgomery, AL, Medical Clinic Board Rev. (Jackson Hospital & Clinic), AMBAC,
  5.875%, 2016                                                                                   1,000,000              1,038,680
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Montgomery, AL, Special Care Facilities Financing Authority Rev., "C" (Baptist Medical
  Center), FSA, ETM, 5.375%, 2019++++                                                            1,150,000              1,219,092
---------------------------------------------------------------------------------------------------------------------------------
Montgomery, AL, Special Care Facilities, Financing Authority Rev. (Baptist Health), "A-
  2", MBIA, 1%, 2025                                                                             1,135,000              1,046,300
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Montgomery, AL, Special Care Facilities, Financing Authority Rev. (Baptist Health),
  "C", 5.25%, 2029                                                                               1,000,000              1,028,230
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Valley, AL, Special Care Facilities Financing Authority, "A" (Lanier Memorial Hospital),
  5.65%, 2022                                                                                      225,000                225,099
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                                                                                                                     $ 14,929,068
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INDUSTRIAL REVENUE - METALS - 0.6%
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Mobile County, AL, Industrial Development Authority Rev. (Ipsco, Inc.), 6.875%, 2030            $  500,000           $    545,795
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INDUSTRIAL REVENUE - OTHER - 0.5%
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Fairfield, AL, Environment Improvement Rev. (USX Corp.), 5.4%, 2016                             $  400,000           $    435,176
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INDUSTRIAL REVENUE - PAPER - 3.5%
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Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia Pacific
  Corp.), 5.75%, 2028                                                                           $  200,000           $    204,342
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Camden, AL, Industrial Development Board Exempt Rev., "B" (Weyerhaeuser),
  6.375%, 2024                                                                                     500,000                555,360
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Mobile, AL, Industrial Development Board Improvement Rev., "A" (International Paper
  Co.), 6.35%, 2016                                                                                650,000                706,719
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Mobile, AL, Industrial Development Board Improvement Rev., "B" (International Paper
  Co.), 6.45%, 2019                                                                                350,000                381,336
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Phenix City, AL, Environmental Improvement Rev. (Meadwestvaco), 6.35%, 2035                        750,000                826,403
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Selma, AL, Industrial Development Board, "A" (International Paper Co.), 6.7%, 2018                 500,000                554,495
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                                                                                                                     $  3,228,655
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MISCELLANEOUS REVENUE - OTHER - 2.9%
---------------------------------------------------------------------------------------------------------------------------------
Birmingham, AL, Downtown Redevelopment Authority Rev. (Social Security
  Administrative Building), ETM, 12.5%, 2010++++                                                $1,525,000           $  1,895,041
---------------------------------------------------------------------------------------------------------------------------------
East Central Alabama Industrial Development Authority Rev., Unrefunded Balance,
  AMBAC, 5.4%, 2015                                                                                790,000                843,159
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                                                                                                                     $  2,738,200
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MULTI-FAMILY HOUSING REVENUE - 2.5%
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Alabama Housing Finance Authority, Multi-Family Residential Development Rev., "K",
  (South Bay Apartments), FNMA, 5.875%, 2021                                                    $  960,000           $  1,022,314
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Alabama Housing Finance Authority, Multi-Family Residential Development Rev.,
  FHA, 7.25%, 2023                                                                               1,145,000              1,145,710
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Birmingham, AL, Multi-Family Housing Rev., "C" (Beaconview Apartments), 8%, 2030+**                395,000                 39,500
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Puerto Rico Housing Finance Corp., Multi-Family Mortgage Rev., LOC, 7.5%, 2015                     155,000                155,372
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                                                                                                                     $  2,362,896
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SINGLE FAMILY HOUSING - STATE - 1.6%
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Alabama Housing Finance Authority, Collateral Home Mortgage Bond Program II, "B",
  5.15%, 2019                                                                                   $   80,000           $     82,280
---------------------------------------------------------------------------------------------------------------------------------
Alabama Housing Finance Authority, Single Family Mortgage Rev., Collateral Home
  Mortgage Bond Program I, "B", 5.7%, 2015                                                         500,000                517,430
---------------------------------------------------------------------------------------------------------------------------------
Alabama Housing Finance Authority, Single Family Mortgage Rev., Collateral Home
  Mortgage Bond Program II, "A", GNMA, 5.4%, 2022                                                  785,000                803,573
---------------------------------------------------------------------------------------------------------------------------------
Alabama Housing Finance Authority, Single Family Mortgage Rev., Collateral Home
  Mortgage Bond Program II, "B", 5.15%, 2019                                                        85,000                 87,422
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                                                                                                                     $  1,490,705
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STATE & LOCAL AGENCIES - 7.2%
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Alabama Building Renovation Authority, AMBAC, 6%, 2014                                          $1,515,000           $  1,712,829
---------------------------------------------------------------------------------------------------------------------------------
Alabama Public School & College, Capital Improvement, "A", 5%, 2019                                500,000                531,655
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Alabama Public School & College, Capital Improvement, "C", 5.75%, 2017                           1,000,000              1,109,920
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Alabama Public School & College, Capital Improvement, "C", 5.75%, 2018                           1,035,000              1,148,767
---------------------------------------------------------------------------------------------------------------------------------
Jefferson County, AL, Board of Education, "A", FSA, 5.8%, 2020                                     865,000                920,066
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., RITES, AMBAC, 8.255%, 2013+++                                    500,000                644,030
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., RITES, AMBAC, 8.255%, 2016+++                                    500,000                666,720
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,733,987
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TAX - OTHER - 1.1%
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Virgin Islands Public Finance Authority, "A", ASST GTY, 5.5%, 2018                              $1,000,000           $  1,064,510
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TOBACCO - 0.5%
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Childrens Trust Fund, Tobacco Settlement Rev., PR, 5.375%, 2033                                 $  460,000           $    474,697
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UNIVERSITIES - COLLEGES - 6.7%
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Alabama Board of Education Rev., Refunding & Improvement (Southern Union State
  Community College), MBIA, 5%, 2022                                                            $1,000,000           $  1,062,810
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Auburn University, AL, General Fee Rev., AMBAC, 5%, 2034                                         1,000,000              1,055,830
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Auburn University, General Fee Rev., AMBAC, 5%, 2029                                             1,000,000              1,059,640
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Mobile, AL, Spring Hill College, Educational Building Authority Rev., "A", 5.25%, 2034           1,360,000              1,477,205
---------------------------------------------------------------------------------------------------------------------------------
University of Alabama, General Rev., "A", MBIA, 5%, 2029                                         1,000,000              1,061,670
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University of Alabama, University Rev., General Fee, FGIC, 5%, 2021                                525,000                564,071
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                                                                                                                     $  6,281,226
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UTILITIES - MUNICIPAL OWNED - 12.6%
---------------------------------------------------------------------------------------------------------------------------------
Alabama Municipal Electric Power Authority, "A", MBIA, 5%, 2023                                 $1,000,000           $  1,071,210
---------------------------------------------------------------------------------------------------------------------------------
DeKalb & Cherokee County, AL, Gas Rev., AMBAC, 5.4%, 2016                                        2,000,000              2,073,140
---------------------------------------------------------------------------------------------------------------------------------
Guam Power Authority Rev., RITES, AMBAC, 7.995%, 2013+++                                           500,000                597,230
---------------------------------------------------------------------------------------------------------------------------------
Guam Power Authority Rev., RITES, AMBAC, 7.495%, 2018+++                                         4,500,000              5,031,360
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority Rev., "II", 5.25%, 2031                                       875,000                938,866
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority Rev., "RR", XLCA, 5%, 2030                                    500,000                538,270
---------------------------------------------------------------------------------------------------------------------------------
Southeastern Alabama Gas District Systems Rev., "A", AMBAC, 5.5%, 2020                           1,000,000              1,097,180
---------------------------------------------------------------------------------------------------------------------------------
Tuskegee, AL, Utilities Board, AMBAC, 5.5%, 2022                                                   400,000                420,372
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 11,767,628
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WATER & SEWER UTILITY REVENUE - 16.2%
---------------------------------------------------------------------------------------------------------------------------------
Alabama Drinking Water Finance Authority, Revolving Fund Loan, "A", AMBAC, 6%, 2021             $  725,000           $    820,671
---------------------------------------------------------------------------------------------------------------------------------
Alabama Drinking Water Finance Authority, Revolving Fund Loan, "C", AMBAC,
  5.75%, 2018                                                                                    1,000,000              1,119,030
---------------------------------------------------------------------------------------------------------------------------------
Alabama Water Pollution Control Authority, Revolving Fund Loan, "B", AMBAC, 5.5%, 2016           1,000,000              1,029,120
---------------------------------------------------------------------------------------------------------------------------------
Alabama Water Pollution Control Authority, Revolving Fund Loan, "B", AMBAC, 5.5%, 2020           1,380,000              1,419,427
---------------------------------------------------------------------------------------------------------------------------------
Alabama Water Pollution Control Authority, Revolving Fund Loan, AMBAC, 5.75%, 2019               1,000,000              1,101,450
---------------------------------------------------------------------------------------------------------------------------------
Alabaster, AL, Sewer Rev., AMBAC, 5%, 2029                                                         750,000                794,010
---------------------------------------------------------------------------------------------------------------------------------
Bessemer, AL, Water Rev., Warrants, "A", AMBAC, 5.75%, 2026                                      1,000,000              1,047,950
---------------------------------------------------------------------------------------------------------------------------------
Birmingham, AL, Waterworks & Sewer Board Rev., "A", FGIC, 5%, 2034                               1,365,000              1,445,835
---------------------------------------------------------------------------------------------------------------------------------
Jasper, AL, Waterworks & Sewer Board, "A", AMBAC, 5.2%, 2020                                       750,000                808,553
---------------------------------------------------------------------------------------------------------------------------------
Jefferson County, AL, Sewer Rev., Warrants, "D", FGIC, 5.7%, 2007++++                            1,000,000              1,053,460
---------------------------------------------------------------------------------------------------------------------------------
Limestone County, AL, Water Authority, FGIC, 5.5%, 2026                                          2,650,000              2,856,727
---------------------------------------------------------------------------------------------------------------------------------
Madison, AL, Water & Wastewater Board, MBIA, 5.5%, 2019                                          1,000,000              1,055,660
---------------------------------------------------------------------------------------------------------------------------------
Orange Beach, AL, Water, Sewer, & Fire Protection Authority Rev., MBIA, 5%, 2030                   500,000                531,160
---------------------------------------------------------------------------------------------------------------------------------
Ozark, AL, Utilities Board Water & Sewer Rev., AMBAC, 5%, 2031                                     100,000                104,642
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                                                                                                                     $ 15,187,695
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Total Municipal Bonds (Identified Cost, $84,371,732)                                                                 $ 91,228,450
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FLOATING RATE DEMAND NOTES - 1.0%
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Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
  Hospital), "D", 2.32%, due 7/07/05                                                            $  300,000           $    300,000
---------------------------------------------------------------------------------------------------------------------------------
Jefferson County, AL, Sewer Rev., Capital Improvement Warrants, "A", 2.3%, due 7/07/05             600,000                600,000
---------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                                                                 $  900,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $85,271,732)                                                                     $ 92,128,450

OTHER ASSETS, LESS LIABILITIES - 1.4%                                                                                   1,319,275
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Net Assets - 100.0%                                                                                                  $ 93,447,725
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  ** Non income producing security - in default.
   + Restricted security.
  ++ Inverse floating rate security.
++++ Refunded bond.

The following abbreviations are used in the Portfolio of Investments and are defined:

ETM = Escrowed to Maturity

Insurers
---------------------------------------------------------------------------------------------------------------------------------
AMBAC           = AMBAC Indemnity Corp.
ASST GTY        = Asset Guaranty Insurance Co.
FGIC            = Financial Guaranty Insurance Co.
FHA             = Federal Housing Administration
FNMA            = Federal National Mortgage Assn.
FSA             = Financial Security Assurance, Inc.
GNMA            = Government National Mortgage Assn.
LOC             = Letter of Credit
MBIA            = Municipal Bond Insurance Corp.
XLCA            = XL Capital Insurance Co.

Inverse Floaters
---------------------------------------------------------------------------------------------------------------------------------
RITES           = Residual Interest Tax-Exempt Security

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS ALABAMA MUNICIPAL BOND FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 06/30/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                                  $ 85,242,604
                                                                                ============
Gross unrealized appreciation                                                   $  7,242,090
Gross unrealized depreciation                                                       (356,244)
                                                                                ------------
      Net unrealized appreciation (depreciation)                                $  6,885,846
                                                                                ============

(2) Financial Instruments

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include swap agreements. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Swap Agreements
Interest Rate Swaps
                                      Notional Principal                                                  Unrealized
                                           Amount of        Cash Flows Paid        Cash Flows           Appreciation
Expiration               Currency          Contract         by the fund         Received by the Fund    (Depreciation)
--------------------------------------------------------------------------------------------------------------------------------

                                                             Fixed - 3 Year         Floating - 7 Day
                                                                BMA Swap                BMA Swap
12/01/07                   USD            $ 2,000,000        Index, (2.795%)             Index               $  7,111
                                                             Fixed - 10 Year          Floating - 3
                                                               LIBOR Swap             Month LIBOR
12/07/15                   USD              2,000,000        Index (4.303%)            Swap Index              16,719
                                                             Fixed - 10 Year         Floating - 3
                                                               LIBOR Swap             Month LIBOR
12/23/15                   USD              2,000,000        Index (4.464%)            Swap Index              (7,732)
                                                             Fixed - 12 Year        Floating - 7 Day
                                                                BMA Swap                BMA Swap
8/11/17                    USD              1,000,000        Index, (3.755%)             Index                (20,672)
                                                             Fixed - 15 Year        Floating - 7 Day
                                                                BMA Swap               BMA Swap
8/19/20                    USD              1,000,000        Index, (3.744%)            Index                 (11,778)
                                                             Fixed - 15 Year         Floating - 3
                                                               LIBOR Swap             Month LIBOR
11/29/20                   USD              1,000,000        Index (4.77%)             Swap Index             (21,935)
                                                                                    Fixed - 30 Year
                                                             Floating - 7 Day           BMA Swap
                                                                BMA Swap                 Index,
11/03/35                   USD              1,000,000        Index                       (4.102%)              39,779
                                                                                                            ---------
                                                                                                            $   1,492
                                                                                                            =========

At June 30, 2005, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

(3) Restricted Securities

At June 30, 2005, the fund owned the following restricted securities which are subject to legal or contractual restrictions on resale, excluding securities issued under Rule 144A, constituting 8.1% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered.
The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                            DATE OF                PAR
DESCRIPTION                                 ACQUISITION            AMOUNT                 COST             VALUE
------------------------------------------------------------------------------------------------------------------------------
Birmingham, AL, Multi-Family
Housing Rev., "C" (Beaconview
Apartments), 8%, 2030                       7/19/00            $   395,000            $   395,000      $    39,500
Guam Power Authority Rev.,
RITES, AMBAC, 7.995%, 2013                  5/20/99                500,000                536,360          597,230
Guam Power Authority Rev.,
RITES, AMBAC, 7.495%, 2018                  5/20/99              4,500,000              4,376,790        5,031,360
Puerto Rico Municipal Finance
Agency, RITES, FSA, 8.551%, 2017            1/06/00                500,000                469,080          592,260
Puerto Rico Public Finance Corp.,
RITES, AMBAC, 8.255%, 2013                  9/30/99                500,000                509,110          644,030
Puerto Rico Public Finance Corp.,
RITES, AMBAC, 8.255%, 2016                  3/31/99                500,000                569,030          666,720
                                                                                                       -----------
                                                                                                       $ 7,571,100
                                                                                                       ===========

A prospectus for any MFS product can be obtained from your investment professional. You should read the prospectus carefully before investing as it contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, the fees, charges, and expenses involved. These elements, as well as other information contained in the prospectus, should be considered carefully before investing.

(C)2005 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 06/30/05

MFS(R) ARKANSAS MUNICIPAL BOND FUND


[graphic omitted]

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Arkansas Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 06/30/2005

ISSUER                                                                                          PAR AMOUNT               $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 96.6%
---------------------------------------------------------------------------------------------------------------------------------
AIRPORT AND PORT REVENUE - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Little Rock, AR, Airport Rev., "A", FSA, 5.25%, 2019                                            $  800,000           $    850,680
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 10.0%
---------------------------------------------------------------------------------------------------------------------------------
Arkansas College Savings, "A", 0%, 2017                                                         $1,840,000           $  1,141,702
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Federal Highway, Grant Anticipation Tax Rev., 5%, 2014                                  1,500,000              1,640,775
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Federal Highway, Grant Anticipation Tax Rev., "A", 5.5%, 2011                             850,000                931,498
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Infrastructure, RITES, ETM, 8.524%, 2019+++,++++                    1,250,000              1,527,750
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Public Improvement Rev., "A", 5%, 2034                              1,000,000              1,047,160
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, RITES, MBIA, 9.024%, 2020+++                                        3,000,000              3,726,360
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Buildings Authority Rev. (State Office Building), "F", XLCA, 5.25%, 2025      2,000,000              2,366,220
---------------------------------------------------------------------------------------------------------------------------------
Sebastian County, AR, Community Refunding & Improvement, AMBAC, 5.6%, 2007++++                   1,500,000              1,588,335
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 13,969,800
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 3.4%
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Municipal Finance Agency, RITES, FSA, 8.551%, 2017+++                               $  735,000           $    870,622
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Municipal Finance Agency, RITES, FSA, 8.551%, 2018+++                                3,250,000              3,841,890
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,712,512
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 4.9%
---------------------------------------------------------------------------------------------------------------------------------
Arkansas, Capital Appreciation, College Savings, "B", 0%, 2012                                  $1,200,000           $    924,780
---------------------------------------------------------------------------------------------------------------------------------
Arkansas, Capital Appreciation, College Savings, "B", 0%, 2013                                   1,000,000                742,680
---------------------------------------------------------------------------------------------------------------------------------
Arkansas, Capital Appreciation, College Savings, "B", 0%, 2014                                   1,150,000                816,799
---------------------------------------------------------------------------------------------------------------------------------
Arkansas, Capital Appreciation, College Savings, "B", 0%, 2015                                   1,100,000                749,650
---------------------------------------------------------------------------------------------------------------------------------
Little Rock, AR, School District Construction, "C", FSA, 5%, 2017                                1,000,000              1,064,350
---------------------------------------------------------------------------------------------------------------------------------
Little Rock, AR, School District, "A", FSA, 5.4%, 2017                                           1,000,000              1,081,390
---------------------------------------------------------------------------------------------------------------------------------
Northwest Arkansas Community College District, Capital Improvement, AMBAC, 5%, 2028              1,380,000              1,472,888
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,852,537
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 9.8%
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Health Refunding (Sister of Mercy), "A",
  MBIA, 5%, 2013                                                                                $4,340,000           $  4,770,224
---------------------------------------------------------------------------------------------------------------------------------
Batesville, AR, Medical District Rev. (White River Medical Center), 5.5%, 2024                     750,000                788,565
---------------------------------------------------------------------------------------------------------------------------------
Baxter County, AR, Hospital Rev., Refunding & Improvement, "B", 5.6%, 2021                       1,500,000              1,572,180
---------------------------------------------------------------------------------------------------------------------------------
Crittenden County, AR, Hospital Rev., Refunding & Improvement, 7.15%, 2025                         750,000                760,110
---------------------------------------------------------------------------------------------------------------------------------
Jefferson County, AR, Hospital Rev., Refunding & Improvement (Regional Medical
  Center), 5.8%, 2021                                                                            1,000,000              1,088,280
---------------------------------------------------------------------------------------------------------------------------------
Little Rock, AR, Health Facilities Board (Baptist Health-Bri Project), 5%, 2014                    500,000                538,775
---------------------------------------------------------------------------------------------------------------------------------
Little Rock, AR, Health Facilities Hospital Board Rev. (Baptist Medical Center), 6.9%, 2009        400,000                451,488
---------------------------------------------------------------------------------------------------------------------------------
North Little Rock, AR, Baptist Health Facilities, 5.7%, 2022                                       500,000                526,980
---------------------------------------------------------------------------------------------------------------------------------
Pulaski County, AR, Hospital Rev. (Arkansas Childrens Hospital), "B", 5.25%, 2015                  500,000                528,225
---------------------------------------------------------------------------------------------------------------------------------
Pulaski County, AR, Hospital Rev. (Arkansas Childrens Hospital), "B", 5.25%, 2016                1,000,000              1,054,270
---------------------------------------------------------------------------------------------------------------------------------
Sebastian County, AR, Health Facilities Improvement (Sparks Regional Medical
  Center), "A", 5.25%, 2021                                                                      1,000,000              1,048,810
---------------------------------------------------------------------------------------------------------------------------------
State of Arkansas, Development Finance Authority Rev. (Washington Regional
  Medical Center), 7.25%, 2020                                                                     500,000                567,230
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 13,695,137
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority Rev. (Evangelical Lutheran Project), "B",
  AMBAC, 5.375%, 2019                                                                           $1,315,000           $  1,430,944
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Refinery),
  5.875%, 2022                                                                                  $  335,000           $    361,978
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Arkansas State Development Finance Authority, Industrial Facilities Rev. (Potlatch
  Corp.), "A", 7.75%, 2025                                                                      $  250,000           $    287,855
---------------------------------------------------------------------------------------------------------------------------------
Camden, AR, Environmental Improvement Rev. (International Paper Co.), "A", 5%, 2018                750,000                767,910
---------------------------------------------------------------------------------------------------------------------------------
Pine Bluff, AR, Environmental Improvement (International Paper Co.), "A", 5.55%, 2022              250,000                259,537
---------------------------------------------------------------------------------------------------------------------------------
Pine Bluff, AR, Environmental Refunding (International Paper Co.), "A", 6.7%, 2020                 300,000                332,565
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,647,867
---------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Fort Smith, AR, Residential Housing (Gorman Towers), "A", GNMA, 5.45%, 2037                     $1,000,000           $  1,038,630
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - LOCAL - 7.3%
---------------------------------------------------------------------------------------------------------------------------------
Harrison, AR, Residential Housing Facilities Board, Single Family Mortgage Rev.,
  FGIC, ETM, 7.4%, 2011++++                                                                     $4,000,000           $  4,891,240
---------------------------------------------------------------------------------------------------------------------------------
Lonoke County, AR, Residential Housing Facilities, FNMA, 7.9%, 2011                                130,904                135,077
---------------------------------------------------------------------------------------------------------------------------------
Pulaski County, AR, Public Facilities Board Rev., "C", FNMA, 0%, 2014                            2,750,000              1,792,258
---------------------------------------------------------------------------------------------------------------------------------
Pulaski County, AR, Public Facilities Board, "A", GNMA, 5.75%, 2034                              1,890,000              1,958,456
---------------------------------------------------------------------------------------------------------------------------------
Sherwood, AR, Residential Housing Facilities Board, Single Family Rev., MBIA, 7.5%, 2010++++     1,250,000              1,508,938
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 10,285,969
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 8.8%
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority Rev., "1", 0%, 2011                                      $  415,000           $    260,271
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Mortgage Backed Securities Program, "B",
  5%, 2029                                                                                         260,000                266,521
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Mortgage Backed Securities Program, "C",
  GNMA, 5.35%, 2027                                                                              1,705,000              1,748,136
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Mortgage Backed Securities Program, "E",
  GNMA, 5.4%, 2034                                                                                 835,000                854,982
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Single Family Mortgage Rev., "B", GNMA,
  5.125%, 2024                                                                                     475,000                491,188
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Single Family Mortgage Rev., "B", GNMA,
  5.25%, 2035                                                                                    3,290,000              3,409,295
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Finance Authority, Mortgage Backed Securities Program, "B", GNMA,
  4.45%, 2034                                                                                    1,435,000              1,447,585
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Finance Authority, Single Family, Mortgage Backed Securities Program,
  5.3%, 2023                                                                                       605,000                607,263
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Finance Authority, Single Family, Mortgage Backed Securities Program, "D",
  5.85%, 2024                                                                                    1,180,000              1,215,577
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Finance Authority, Single Family, Mortgage Backed Securities Program, "I",
  GNMA, 5.3%, 2033                                                                                 530,000                540,955
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Housing Development Agency, Single Family Mortgage Program, ETM,
  8.375%, 2011++++                                                                               1,000,000              1,281,140
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Housing Finance Authority, Mortgage Backed Securities, "A", 4.375%, 2017               165,000                165,637
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 12,288,550
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Economic Development Rev., "B", 5%, 2018                $  175,000           $    183,543
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Economic Development Rev., "B", AMBAC,
  5.8%, 2020                                                                                       500,000                525,890
---------------------------------------------------------------------------------------------------------------------------------
Arkansas State Development Finance Authority Rev., Environmental State Agency
  Facilities, "A", AMBAC, 5%, 2040                                                               1,000,000              1,041,130
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,750,563
---------------------------------------------------------------------------------------------------------------------------------
STUDENT LOAN REVENUE - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Student Loan Authority, "B", 6.25%, 2006++++                                           $2,000,000           $  2,061,380
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 3.2%
---------------------------------------------------------------------------------------------------------------------------------
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax, 7.375%, 2015                            $2,790,000           $  3,438,982
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "A", 5.5%, 2022                                    1,000,000              1,060,410
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,499,392
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Childrens Trust Fund, Tobacco Settlement Rev., PR, 5.375%, 2033                                 $  235,000           $    242,508
---------------------------------------------------------------------------------------------------------------------------------
Childrens Trust Fund, Tobacco Settlement Rev., PR, 5.5%, 2039                                      290,000                298,799
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    541,307
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico Highway & Transportation Authority, "B", MBIA,
  5.875%, 2021                                                                                  $2,000,000           $  2,250,000
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico Highway & Transportation Authority, "G", 5%, 2023                      750,000                798,202
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico Highway & Transportation Authority, "G", FGIC, 5%, 2022                500,000                540,635
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,588,837
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 17.1%
---------------------------------------------------------------------------------------------------------------------------------
Arkansas State University, Student Fee-ASU (Newport Campus), AMBAC, 5%, 2028                    $  700,000           $    726,397
---------------------------------------------------------------------------------------------------------------------------------
Conway, AR, Public Facilities Board, Capital Improvement Rev. (Hendrix College), "B",
  5%, 2035                                                                                       1,000,000              1,026,170
---------------------------------------------------------------------------------------------------------------------------------
Conway, AR, Public Facilities Rev. (Hendrix College), 5.85%, 2006++++                            1,000,000              1,038,370
---------------------------------------------------------------------------------------------------------------------------------
Pulaski, AR, Technical College, Student Tuition & Fee Rev., FGIC, 5%, 2029                       1,820,000              1,911,346
---------------------------------------------------------------------------------------------------------------------------------
Siloam Springs, AR, Public Education Facilities, Capital Improvement (John Brown
  University), AMBAC, 5.35%, 2020                                                                  500,000                538,020
---------------------------------------------------------------------------------------------------------------------------------
University of Arkansas, University Construction Rev. (UAMS Campus), "B", MBIA, 5%, 2026          1,405,000              1,498,685
---------------------------------------------------------------------------------------------------------------------------------
University of Arkansas, University Construction Rev. (UAMS Campus), "B", MBIA, 5%, 2027          1,000,000              1,064,290
---------------------------------------------------------------------------------------------------------------------------------
University of Arkansas, University Facilities Rev. (Fayetteville Campus), FGIC, 5.5%, 2012++++   2,870,000              3,279,578
---------------------------------------------------------------------------------------------------------------------------------
University of Arkansas, University Facilities Rev. (Fayetteville Campus), FGIC, 5%, 2027         3,155,000              3,322,247
---------------------------------------------------------------------------------------------------------------------------------
University of Arkansas, University Facilities Rev. (Fayetteville Campus), FGIC, 5%, 2032         2,500,000              2,621,150
---------------------------------------------------------------------------------------------------------------------------------
University of Arkansas, University Rev. (UAMS Campus), "B", MBIA, 5%, 2034                       3,290,000              3,493,684
---------------------------------------------------------------------------------------------------------------------------------
University of Arkansas, University Revs. (Fayetteville Campus), FGIC, 5.5%, 2012++++             1,765,000              2,016,883
---------------------------------------------------------------------------------------------------------------------------------
University of Central Arkansas, "A", AMBAC, 5%, 2023                                             1,100,000              1,147,300
---------------------------------------------------------------------------------------------------------------------------------
University of Central Arkansas, Student Housing Rev., "C", FGIC, 5%, 2034                          250,000                258,410
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 23,942,530
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - DORMITORIES - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
Arkansas State University Rev., Housing Systems, AMBAC, 5.15%, 2021                             $1,240,000           $  1,319,186
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Tech University Rev., Housing Systems, AMBAC, 5.2%, 2026                                1,000,000              1,088,550
---------------------------------------------------------------------------------------------------------------------------------
Pope County, AR, Residential Housing, Arkansas Tech University Project, "A", 6%, 2027              500,000                501,230
---------------------------------------------------------------------------------------------------------------------------------
University of Central Arkansas, Student Housing Rev., "C", FGIC, 5.25%, 2029                       500,000                531,875
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,440,841
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Jefferson County, AR, Pollution Control Rev. (Arkansas Power & Light Co.), 6.3%, 2018           $1,050,000           $  1,075,767
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 8.5%
---------------------------------------------------------------------------------------------------------------------------------
Benton, AR, Utilities Rev., AMBAC, 5%, 2030                                                     $  470,000           $    492,701
---------------------------------------------------------------------------------------------------------------------------------
North Little Rock, AR, Electric Rev., "A", MBIA, 6.5%, 2010                                      2,000,000              2,200,560
---------------------------------------------------------------------------------------------------------------------------------
North Little Rock, AR, Electric Rev., "A", MBIA, 6.5%, 2015                                      6,000,000              7,296,360
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority Rev., "NN", 5.125%, 2024                                    1,000,000              1,067,100
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority Rev., "RR", XLCA, 5%, 2030                                 $  775,000           $    834,319
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 11,891,040
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 11.0%
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Economic Development Rev., "I", AMBAC,
  5.65%, 2014                                                                                   $  375,000           $    389,115
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Revolving Loan Fund, "A", 5.85%, 2006++++                2,130,000              2,212,516
---------------------------------------------------------------------------------------------------------------------------------
Fort Smith, AR, Water & Sewer Rev., "C", FSA, 5.25%, 2020                                        1,315,000              1,431,956
---------------------------------------------------------------------------------------------------------------------------------
Fort Smith, AR, Water & Sewer Rev., AMBAC, 5.65%, 2009++++                                       1,000,000              1,105,470
---------------------------------------------------------------------------------------------------------------------------------
Fort Smith, AR, Water & Sewer Rev., Refunding & Construction, "A", FSA, 5%, 2019                 2,125,000              2,261,637
---------------------------------------------------------------------------------------------------------------------------------
Fort Smith, AR, Water & Sewer Rev., Refunding & Construction, "A", FSA, 5%, 2021                 2,750,000              2,911,177
---------------------------------------------------------------------------------------------------------------------------------
Little Rock, AR, Sewer Rev., Refunding & Construction, 5%, 2022                                  1,750,000              1,844,395
---------------------------------------------------------------------------------------------------------------------------------
Paragould, AR, Water Sewer & Electric Rev., AMBAC, 5.6%, 2020                                      765,000                845,815
---------------------------------------------------------------------------------------------------------------------------------
South Sebastian County, AR, Water Refunding, MBIA, 5%, 2038                                      1,000,000              1,033,490
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Water & Power Authority Rev., ASST GTY, 5.3%, 2018                                1,250,000              1,331,875
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 15,367,446
---------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $123,899,882)                                                                $135,293,707
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          PAR AMOUNT                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
  Hospital), "B", 2.32%, due 7/07/05                                                            $  100,000           $    100,000
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
  Hospital), "D", 2.32%, due 7/07/05                                                               500,000                500,000
---------------------------------------------------------------------------------------------------------------------------------
Illinois Development Finance Authority Rev. (Jewish Federation of Metropolitan
  Chicago), 2.3%, due 7/01/05                                                                      100,000                100,000
---------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                                                                 $    700,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $124,599,882)                                                                    $135,993,707
---------------------------------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES - 2.9%                                                                                   4,116,775
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                  $140,110,482
---------------------------------------------------------------------------------------------------------------------------------

   + Restricted security.
  ++ Inverse floating rate security.
++++ Refunded bond.

The following abbreviations are used in the Portfolio of Investments and are defined:

ETM = Escrowed to Maturity

Insurers
---------------------------------------------------------------------------------------------------------------------------------
AMBAC           = AMBAC Indemnity Corp.
ASST GTY        = Asset Guaranty Insurance Co.
FGIC            = Financial Guaranty Insurance Co.
FNMA            = Federal National Mortgage Assn.
FSA             = Financial Security Assurance, Inc.
GNMA            = Government National Mortgage Assn.
MBIA            = Municipal Bond Insurance Corp.
XLCA            = XL Capital Insurance Co.

Inverse Floaters
---------------------------------------------------------------------------------------------------------------------------------
RITES           = Residual Interest Tax-Exempt Security

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.


MFS ARKANSAS MUNICIPAL BOND FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 06/30/2005

(1) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                                    $124,562,606
                                                                                  ============
Gross unrealized appreciation                                                     $ 11,436,867
Gross unrealized depreciation                                                           (5,766)
                                                                                  ------------
      Net unrealized appreciation(depreciation)                                   $ 11,431,101
                                                                                  ============

(2) Financial Instruments

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include swap agreements. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Swap Agreements
Interest Rate Swaps
                                      Notional Principal                                                         Unrealized
                                          Amount of         Cash Flows Paid               Cash Flows             Appreciation
Expiration              Currency          Contract          by the Fund              Received by the Fund       (Depreciation)
-------------------------------------------------------------------------------------------------------------------------------
                                                            Fixed - 3 Year
                                                            BMA Swap Index,           Floating - 7 Day
12/01/07                  USD           $ 3,000,000            (2.795%)                  BMA Swap Index           $  10,666
                                                            Fixed - 10 Year
                                                            BMA Swap Index,           Floating - 7 Day
9/01/15                   USD             3,000,000            (3.937%)                  BMA Swap Index            (118,553)
                                                            Fixed - 10 Year           Floating - 3 Month
                                                              LIBOR Swap                  LIBOR Swap
12/01/15                  USD             3,500,000         Index (4.412%)                   Index                     (596)
                                                            Fixed - 10 Year           Floating - 3 Month
                                                              LIBOR Swap                  LIBOR Swap
12/07/15                  USD             3,000,000         Index (4.303%)                   Index                   25,079
                                                            Fixed - 10 Year           Floating - 3 Month
                                                              LIBOR Swap                  LIBOR Swap
12/09/15                  USD             3,000,000         Index (4.529%)                   Index                  (27,893)
                                                            Fixed - 12 Year
                                                             BMA Swap Index,           Floating - 7 Day
8/11/17                   USD             2,000,000            (3.755%)                  BMA Swap Index             (41,345)
                                                            Fixed - 15 Year
                                                            BMA Swap Index,           Floating - 7 Day
8/19/20                   USD             1,000,000            (3.744%)                  BMA Swap Index             (11,778)
                                                            Fixed - 15 Year           Floating - 3 Month
                                                              LIBOR Swap                  LIBOR Swap
11/29/20                  USD             1,500,000          Index (4.77%)                   Index                  (32,903)
                                                                                                                  $(197,323)

At June 30, 2005, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

(3) Restricted Securities

At June 30, 2005, the fund owned the following restricted securities which are subject to legal or contractual restrictions on resale, excluding securities issued under Rule 144A, constituting 7.11% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered.
The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                          DATE OF                 PAR
DESCRIPTION                               ACQUISITION             AMOUNT                COST                   VALUE
--------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico,
Infrastructure, RITES, ETM,
8.524%, 2019                              10/05/00              $ 1,250,000           $ 1,282,225            $ 1,527,750
Commonwealth of Puerto Rico,
RITES, MBIA, 9.024%, 2020                 3/30/00                 3,000,000             3,067,320              3,726,360
Puerto Rico Municipal Finance
Agency, RITES, FSA, 8.551%,
2017                                      1/06/00                   735,000               689,548                870,622
Puerto Rico Municipal Finance
Agency, RITES, FSA, 8.551%,
2018                                      1/06/00                 3,250,000             3,006,835              3,841,890
                                                                                                             -----------
                                                                                                             $ 9,966,622
                                                                                                             ===========


A prospectus for any MFS product can be obtained from your investment professional. You should read the prospectus carefully before investing as it contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, the fees, charges, and expenses involved.
These elements, as well as other information contained in the prospectus, should be considered carefully before investing.

(C)2005 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 06/30/05

MFS(R) CALIFORNIA MUNICIPAL BOND FUND


[graphic omitted]

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS California Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 06/30/2005

ISSUER                                                                                          PAR AMOUNT                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 98.1%
---------------------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 3.9%
---------------------------------------------------------------------------------------------------------------------------------
Long Beach, CA, Harbor Rev., "A" FGIC, 5.25%, 2018                                              $3,500,000           $  3,753,785
---------------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, Department of Airports Rev. (Ontario International Airport), "A",
---------------------------------------------------------------------------------------------------------------------------------
FGIC, 6%, 2017                                                                                   4,100,000              4,235,054
---------------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, Harbor Department Rev.,"B", 5.375%, 2023                                        3,000,000              3,088,620
---------------------------------------------------------------------------------------------------------------------------------
Port Oakland, CA, "K", FGIC, 5.75%, 2020                                                         4,000,000              4,314,720
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 15,392,179
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 7.9%
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, ROLS, Series II R 124B, XLCA, 8.543%, 2017+++                      $1,500,000           $  2,022,150
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, ROLS, Series II R 184C, FGIC, 8.633%, 2016+++                       3,300,000              4,482,126
---------------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, RITES, 7.985%, 2014+++                                                          5,405,000              6,920,562
---------------------------------------------------------------------------------------------------------------------------------
State of California, 10%, 2007                                                                   1,055,000              1,211,984
---------------------------------------------------------------------------------------------------------------------------------
State of California, 5.5%, 2010++++                                                              3,000,000              3,354,990
---------------------------------------------------------------------------------------------------------------------------------
State of California, 5.125%, 2025                                                                2,000,000              2,143,820
---------------------------------------------------------------------------------------------------------------------------------
State of California, 5.25%, 2029                                                                 2,000,000              2,144,280
---------------------------------------------------------------------------------------------------------------------------------
State of California, AMBAC, 7.2%, 2008                                                           1,600,000              1,780,064
---------------------------------------------------------------------------------------------------------------------------------
State of California, AMBAC, 6.3%, 2010                                                           3,000,000              3,456,870
---------------------------------------------------------------------------------------------------------------------------------
State of California, AMBAC, 7%, 2010                                                             2,000,000              2,371,000
---------------------------------------------------------------------------------------------------------------------------------
State of California, RITES, "B", 8.965%, 2017+++                                                 1,250,000              1,576,650
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 31,464,496
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 15.8%
---------------------------------------------------------------------------------------------------------------------------------
Antelope Valley, CA (Union High School), "A", MBIA, 5%, 2027                                    $1,500,000           $  1,598,280
---------------------------------------------------------------------------------------------------------------------------------
Butte Glenn Community College District, "A", MBIA, 5%, 2026                                      1,885,000              2,009,844
---------------------------------------------------------------------------------------------------------------------------------
Campbell, CA, Union High School District, FSA, 5%, 2021                                          1,280,000              1,359,834
---------------------------------------------------------------------------------------------------------------------------------
Campbell, CA, Union School District, Election 2002, "B", FGIC, 5.5%, 2033                        2,270,000              2,535,999
---------------------------------------------------------------------------------------------------------------------------------
Capistrano, CA, Union High School District, "A", FGIC, 5.875%, 2020                              1,185,000              1,353,062
---------------------------------------------------------------------------------------------------------------------------------
Chaffey, CA, Union High School District, "C", FSA, 5%, 2027                                      1,000,000              1,063,760
---------------------------------------------------------------------------------------------------------------------------------
Colton, CA, Joint Union School District, "A", FGIC, 5.375%, 2026                                 1,200,000              1,336,152
---------------------------------------------------------------------------------------------------------------------------------
Coronada, CA, Union School District, "A", 5.7%, 2020                                             1,285,000              1,452,230
---------------------------------------------------------------------------------------------------------------------------------
Escondido, CA, Union School District, "A", FSA, 5%, 2026                                         1,000,000              1,059,130
---------------------------------------------------------------------------------------------------------------------------------
Glendale, CA, Union School District, "B", FSA, 5.5%, 2018                                        4,275,000              4,668,129
---------------------------------------------------------------------------------------------------------------------------------
Inglewood, CA, Union School District, "A", FGIC, 6%, 2019                                        1,695,000              1,897,061
---------------------------------------------------------------------------------------------------------------------------------
Little Lake, CA, City School District, "A", FSA, 6.125%, 2010++++                                1,035,000              1,197,360
---------------------------------------------------------------------------------------------------------------------------------
Live Oak, CA, School District, Santa Cruz County, Election 2004, "A", MBIA, 5%, 2033             1,410,000              1,514,989
---------------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, Union School District Election of 1997, "E", MBIA, 5.125%, 2027                 5,000,000              5,355,600
---------------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, Union School District, RITES, FSA, 7.985%, 2020+++                              5,000,000              6,048,700
---------------------------------------------------------------------------------------------------------------------------------
Moreno Valley, CA, Union School District Election 2004, "A", FSA, 5%, 2026                       1,715,000              1,840,281
---------------------------------------------------------------------------------------------------------------------------------
Moreno Valley, CA, Union School District, Election 2004, "A", FSA, 5%, 2025                      1,075,000              1,154,378
---------------------------------------------------------------------------------------------------------------------------------
Morgan Hill, CA, Union School District, FGIC, 5.5%, 2020                                         2,545,000              2,823,372
---------------------------------------------------------------------------------------------------------------------------------
Natomas Union School District, Election 2002 "B", FGIC, 5%, 2028                                 1,430,000              1,532,960
---------------------------------------------------------------------------------------------------------------------------------
Oceanside, CA, Union School District Election of 2000, "C", MBIA, 5.25%, 2032                    1,940,000              2,092,193
---------------------------------------------------------------------------------------------------------------------------------
Rowland, CA, Union School District, "A", FSA, 5.5%, 2010++++                                     1,250,000              1,412,675
---------------------------------------------------------------------------------------------------------------------------------
San Diego, CA, Union School District, "C", FSA, 5%, 2026++++                                     2,150,000              2,383,447
---------------------------------------------------------------------------------------------------------------------------------
San Gabriel, CA, Union School District, "A" , FSA, 5%, 2024                                      2,000,000              2,120,780
---------------------------------------------------------------------------------------------------------------------------------
San Ysidro, CA, School District, AMBAC, 6.125%, 2021                                               960,000              1,128,739
---------------------------------------------------------------------------------------------------------------------------------
Santa Clara, CA, Union School District, FGIC, 5.5%, 2019                                         2,210,000              2,445,697
---------------------------------------------------------------------------------------------------------------------------------
Santa Maria, CA, Joint Union High School District, "A", FSA, 5.375%, 2020                        1,120,000              1,279,723
---------------------------------------------------------------------------------------------------------------------------------
Santa Maria, CA, Joint Union High School District, "A", FSA, 5.375%, 2021                        1,210,000              1,380,368
---------------------------------------------------------------------------------------------------------------------------------
Tehachapi, CA, Union School District, "A", FGIC, 5.625%, 2020                                    1,100,000              1,209,285
---------------------------------------------------------------------------------------------------------------------------------
Visalia, CA, Union School District, COP, MBIA, 0%, 2005                                          4,655,000              4,607,286
---------------------------------------------------------------------------------------------------------------------------------
Washington, CA, Union School District, Election of 1999, "A", FGIC, 5.625%, 2021                 1,000,000              1,129,810
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 62,991,124
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 10.9%
---------------------------------------------------------------------------------------------------------------------------------
Abag Finance Authority Rev. (San Diego Hospital), "C", 5.375%, 2020                             $2,000,000           $  2,121,220
---------------------------------------------------------------------------------------------------------------------------------
California Health Facilities Financing Authority Rev., Catholic Healthcare West, "G",
  5.25%, 2023                                                                                    2,000,000              2,114,400
---------------------------------------------------------------------------------------------------------------------------------
California Health Facilities Financing Authority Rev., Health Facilities (Adventist Health
  Systems), "A", 5%, 2033                                                                        1,750,000              1,782,183
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev. (Henry Mayo Newhall
  Memorial Hospital), "A", 5%, 2018                                                              2,000,000              2,108,360
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev. (Kaiser Permanente),
  "A", 5.5%, 2032                                                                                2,000,000              2,125,980
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev. (Los Angeles Childrens
  Hospital), 5.125%, 2019                                                                        4,000,000              4,196,560
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev., CHFC, ETM, 0%, 2007++++             3,645,000              3,434,173
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev., CHFC, ETM, 0%, 2008++++             6,345,000              5,771,539
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev., Health Facilities
  (Memorial Health Services), "A", 6%, 2023                                                      1,500,000              1,682,970
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development, "B", 5.625%, 2042                                  4,000,000              4,248,480
---------------------------------------------------------------------------------------------------------------------------------
California Valley Health Systems, COP, 6.875%, 2023                                                485,000                488,250
---------------------------------------------------------------------------------------------------------------------------------
Central California Joint Powers Health Financing (Community Hospitals of Central
  California), 5.625%, 2021                                                                      1,000,000              1,050,570
---------------------------------------------------------------------------------------------------------------------------------
Kaweah Delta Health Care District Rev., 6%, 2034                                                 2,000,000              2,191,180
---------------------------------------------------------------------------------------------------------------------------------
Rancho Mirage, CA, Joint Powers (Eisenhower Medical Center), 5.625%, 2029                        3,000,000              3,190,170
---------------------------------------------------------------------------------------------------------------------------------
Tahoe Forest, CA, Hospital District Rev., "A", 5.85%, 2022                                       1,000,000              1,044,680
---------------------------------------------------------------------------------------------------------------------------------
Turlock, CA, Health Facilities Rev. (Emanuel Medical Center), 5%, 2024                             500,000                509,630
---------------------------------------------------------------------------------------------------------------------------------
Turlock, CA, Health Facilities Rev. (Emanuel Medical Center), 5.375%, 2034                       2,000,000              2,068,460
---------------------------------------------------------------------------------------------------------------------------------
Washington Township, CA, Health Care Rev., 5%, 2018                                              1,000,000              1,038,670
---------------------------------------------------------------------------------------------------------------------------------
West Contra Costa California Healthcare District, AMBAC, 5.5%, 2029                              2,000,000              2,207,100
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 43,374,575
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
California Health Facilities Financing Authority Rev. (Paradise Valley Estates),
  5.125%, 2022                                                                                  $1,000,000           $  1,066,160
---------------------------------------------------------------------------------------------------------------------------------
La Verne, CA, COP (Brethren Hillcrest Homes), "B", 6.625%, 2025                                  1,000,000              1,087,540
---------------------------------------------------------------------------------------------------------------------------------
Millbrae, CA, Residential Facilities Rev. (Magnolia of Millbrae), "A", 7.375%, 2027                475,000                500,498
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,654,198
---------------------------------------------------------------------------------------------------------------------------------
HUMAN SERVICES - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority (Prides Industries), 7.125%, 2016+       $1,735,000           $  1,815,157
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Browning
  Ferris, Inc.), "A", 5.8%, 2016                                                                $2,000,000           $  1,946,880
---------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste
  Management, Inc.), "A", 5.125%, 2031                                                           2,250,000              2,337,345
---------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste
  Mangement, Inc.), "A-2", 5.4%, 2025                                                            1,000,000              1,037,930
---------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Rev. (Laidlaw, Inc.), "A", 6.7%, 2007**                   2,750,000                  6,050
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,328,205
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Refinery),
  5.875%, 2022                                                                                  $  960,000           $  1,037,309
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - ENTERTAINMENT & TOURISM - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Del Mar, CA, Race Track Authority Rev., 6.2%, 2011                                              $1,365,000           $  1,428,022
---------------------------------------------------------------------------------------------------------------------------------
Del Mar, CA, Race Track Authority Rev., 6.45%, 2013                                              1,350,000              1,355,900
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,783,922
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
South Coast Air Quality Management District Building Corp., California Rev., "B"
  AMBAC, 0%, 2005                                                                               $3,480,000           $  3,473,840
---------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 3.2%
---------------------------------------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., Multi-Unit Rental Housing, "B II", 6.7%, 2015           $2,378,000           $  2,386,061
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev. (Irvine Apartments),
  5.25%, 2025                                                                                    6,000,000              6,273,600
---------------------------------------------------------------------------------------------------------------------------------
Palmdale, CA, Multi-Family Housing Rev., "A", FNMA, 7.375%, 2024                                 1,000,000              1,000,920
---------------------------------------------------------------------------------------------------------------------------------
San Bernardino County, CA (Equity Residential/Redlands), "A", 5.2%, 2028                         3,000,000              3,127,770
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 12,788,351
---------------------------------------------------------------------------------------------------------------------------------
PARKING - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
San Francisco, CA, Union Square, MBIA, 6%, 2020                                                 $1,000,000           $  1,129,890
---------------------------------------------------------------------------------------------------------------------------------
SALES & EXCISE TAX REVENUE - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Contra Costa, CA, Transportation & Sales Tax Rev., "A", ETM, 6.875%, 2007++++                   $  930,000           $    970,967
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - LOCAL - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
California Rural Home Mortgage Finance Authority Rev., GNMA, 7.3%, 2031                         $   45,000           $     45,719
---------------------------------------------------------------------------------------------------------------------------------
California Rural Home Mortgage Finance Authority Rev., Mortgage Backed Securities
  Program, "B4", GNMA, 6.35%, 2029                                                                  70,000                 71,055
---------------------------------------------------------------------------------------------------------------------------------
Pomona, CA, Single Family Mortgage Rev., GNMA, ETM, 7.375%, 2010++++                             1,490,000              1,657,655
---------------------------------------------------------------------------------------------------------------------------------
Pomona, CA, Single Family Mortgage Rev., GNMA, ETM, 7.5%, 2023++++                               2,000,000              2,726,480
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,500,909
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., Home Mortgage, FSA, 0%, 2019                            $3,940,000           $  1,757,870
---------------------------------------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., Home Mortgage, MBIA, 0%, 2028                            6,535,000              2,030,686
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,788,556
---------------------------------------------------------------------------------------------------------------------------------
SOLID WASTE REVENUE - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (West
  County Resource Recovery), "A", 5.125%, 2014                                                  $1,000,000           $  1,030,360
---------------------------------------------------------------------------------------------------------------------------------
South Bayside Waste Management Authority, California Solid Waste System Rev.,
  AMBAC, 5.75%, 2020                                                                             2,100,000              2,319,765
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,350,125
---------------------------------------------------------------------------------------------------------------------------------
STATE & AGENCY - OTHER - 2.8%
---------------------------------------------------------------------------------------------------------------------------------
Grossmont, CA, Union High School District, MBIA, 0%, 2006                                       $6,000,000           $  5,787,660
---------------------------------------------------------------------------------------------------------------------------------
Pasadena, CA, COP, Old Pasadena Parking Facilities Project, 6.25%, 2018                          3,160,000              3,663,988
---------------------------------------------------------------------------------------------------------------------------------
Sacramento County, CA, COP, Capital Projects, AMBAC, 5.75%, 2018                                 1,500,000              1,697,325
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 11,148,973
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 12.5%
---------------------------------------------------------------------------------------------------------------------------------
Banning, CA, COP , Water Systems Improvement Project, AMBAC, 8%, 2019                           $  965,000           $  1,251,190
---------------------------------------------------------------------------------------------------------------------------------
California Public Works Board Lease Rev., Department of Corrections State Prison,
    "A", 7.4%, 2010                                                                              5,000,000              5,935,100
---------------------------------------------------------------------------------------------------------------------------------
California Public Works Board, Department of Justice, "D", 5.25%, 2020                           1,565,000              1,686,867
---------------------------------------------------------------------------------------------------------------------------------
Fortuna & Susanville, CA, COP, "B", 7.375%, 2017                                                   690,000                694,464
---------------------------------------------------------------------------------------------------------------------------------
Golden State Tobacco Securitization, "B", 5.625%, 2038                                           5,000,000              5,450,950
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., "B",
  AMBAC, 5%, 2043                                                                                1,500,000              1,560,480
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced,
  "B", 5.5%, 2043                                                                                7,000,000              7,548,730
---------------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, Convention & Exhibition Center Authority, COP, 9%, 2005++++                     1,900,000              1,948,697
---------------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, Convention & Exhibition Center Authority, COP, AMBAC, 0%, 2005                  2,400,000              2,393,400
---------------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, COP, Antelope Valley Courthouse, "A", AMBAC, 5.25%, 2027                        3,000,000              3,201,600
---------------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, COP, Real Property Program, AMBAC, 5.3%, 2027                                   3,000,000              3,257,610
---------------------------------------------------------------------------------------------------------------------------------
Pomona, CA, Public Financing Authority Rev., "P", 6.25%, 2010                                    4,020,000              4,457,215
---------------------------------------------------------------------------------------------------------------------------------
Sacramento, CA, City Financing Authority Rev., Capital Improvement, 5.5%, 2010++++               1,635,000              1,841,321
---------------------------------------------------------------------------------------------------------------------------------
Sacramento, CA, City Financing Authority Rev., City Hall & Redevelopment Projects,
  "A", FSA, 5%, 2032                                                                            $2,000,000           $  2,108,620
---------------------------------------------------------------------------------------------------------------------------------
Salinas CA, COP, Capital Improvement Projects, "A", 5.7%, 2028                                   2,200,000              2,334,002
---------------------------------------------------------------------------------------------------------------------------------
San Francisco, CA, City & County, COP, (San Bruno Jail No 3), AMBAC, 5.25%, 2033                 3,930,000              4,241,453
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 49,911,699
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
Irvine, CA, School District Special Tax Rev., Community Facilities District No. 86-1,
  AMBAC, 5.8%, 2020                                                                             $3,500,000           $  3,788,120
---------------------------------------------------------------------------------------------------------------------------------
Santa Cruz County, CA, Redevelopment Agency Tax Allocation (Oak/Soquel
  Community), 5.6%, 2017                                                                         1,455,000              1,557,679
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "A", 5.5%, 2022                                    2,000,000              2,120,820
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "E", 5.875%, 2018                                  1,600,000              1,665,056
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  9,131,675
---------------------------------------------------------------------------------------------------------------------------------
TAX ASSESSMENT - 7.1%
---------------------------------------------------------------------------------------------------------------------------------
Brea, CA, Public Finance Authority Rev., MBIA, 0%, 2005                                         $2,235,000           $  2,231,044
---------------------------------------------------------------------------------------------------------------------------------
Brea, CA, Public Finance Authority Rev., MBIA, 0%, 2006                                          2,415,000              2,347,718
---------------------------------------------------------------------------------------------------------------------------------
Duarte, CA, Redevelopment Agency Tax Allocation, Davis Addition Project Area,
  6.7%, 2014                                                                                       650,000                701,688
---------------------------------------------------------------------------------------------------------------------------------
Fontana, CA, Redevelopment Agency Tax Allocation, Jurupa Hills Redevelopment
  Project, "A", 5.5%, 2027                                                                       3,350,000              3,492,576
---------------------------------------------------------------------------------------------------------------------------------
Huntington Park, CA, Public Financing Rev. Wastewater Systems Project, "A", 6.2%, 2025           2,000,000              2,065,760
---------------------------------------------------------------------------------------------------------------------------------
La Mirada, CA, Redevelopment Agency, Special Tax Rev., Community Facilities
  District No. 89-1, 5.7%, 2020                                                                  1,500,000              1,526,370
---------------------------------------------------------------------------------------------------------------------------------
Modesto, CA, Irrigation District, COP, Refunding & Capital Improvements, "B", 5.3%, 2022         1,720,000              1,723,595
---------------------------------------------------------------------------------------------------------------------------------
Modesto, CA, Public Financing Authority (John Thurman Field Renovation), 6.125%, 2016            1,330,000              1,401,381
---------------------------------------------------------------------------------------------------------------------------------
Orange County, CA, Community Facilities District, Special Tax (Rancho Santa
  Margarita), "A", 5.55%, 2017                                                                   1,000,000              1,059,230
---------------------------------------------------------------------------------------------------------------------------------
Poway, CA, Community Facilities District, Special Tax (Parkway Business Center),
  6.5%, 2010                                                                                       715,000                783,561
---------------------------------------------------------------------------------------------------------------------------------
Poway, CA, Community Facilities District, Special Tax (Parkway Business Center),
  6.75%, 2015                                                                                      775,000                852,771
---------------------------------------------------------------------------------------------------------------------------------
Riverside County, CA, Public Financing Authority, Tax Allocation Rev.,
  Redevelopment Projects, "A", 5.25%, 2006++++                                                     892,500                923,095
---------------------------------------------------------------------------------------------------------------------------------
Riverside County, CA, Public Financing Authority, Tax Allocation Rev.,
  Redevelopment Projects, "A", 5.25%, 2016                                                       2,227,500              2,303,859
---------------------------------------------------------------------------------------------------------------------------------
Riverside County, CA, Public Financing Authority, Tax Allocation Rev., XLCA, 5%, 2037            3,000,000              3,156,150
---------------------------------------------------------------------------------------------------------------------------------
Riverside County, CA, Redevelopment Agency, Tax Allocation, "A", XLCA, 5%, 2037                  2,000,000              2,115,040
---------------------------------------------------------------------------------------------------------------------------------
San Diego, CA, Redevelopment Agency, Tax Allocation (Centre City), "B" , AMBAC,
  5.3%, 2020                                                                                     1,250,000              1,369,363
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 28,053,201
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement "A-1", 6.25%, 2033           $1,485,000           $  1,618,190
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement "A-1", 6.75%, 2039            1,940,000              2,183,839
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,802,029
---------------------------------------------------------------------------------------------------------------------------------
TOLL ROADS - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Foothill/Eastern Corridor Agency, California Toll Road Rev., Capital Appreciation, "A",
  7.1%, 2010++++                                                                                $2,500,000           $  2,981,475
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Alameda Corridor Transportation Authority, California Rev., Capital Appreciation, "A",
  AMBAC, 0%, 2030                                                                               $8,000,000           $  2,393,040
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 7.0%
---------------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (Fresno Pacific University), "A", 6.75%, 2019  $2,000,000           $  2,221,800
---------------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (L.A. College of Chiropractic), 5.6%, 2017      2,100,000              2,078,895
---------------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (Lutheran University), "C", 5%, 2029            2,500,000              2,595,750
---------------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (Pomona College), "B", 5.875%, 2009++++         2,000,000              2,248,320
---------------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (Santa Clara University), "A" , MBIA,
  5%, 2027                                                                                       1,340,000              1,409,586
---------------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev., Pooled College & University Projects,
  "B", 6.3%, 2007++++                                                                            1,000,000              1,080,230
---------------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev., Pooled College & University Projects,
  "B", 6%, 2012                                                                                  1,400,000              1,446,018
---------------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev., Pooled College & University Projects,
  "B", 6.625%, 2020                                                                              1,000,000              1,113,610
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities, Notre Dame De Namur University, 6.625%, 2033                   1,000,000              1,031,630
---------------------------------------------------------------------------------------------------------------------------------
Foothill-De Anza, CA, Community College District, Election of 1999, "B" , FGIC, 0%, 2025         1,500,000                596,265
---------------------------------------------------------------------------------------------------------------------------------
Long Beach, CA, Industrial Development Rev. (CSU Foundation), "A", 5.25%, 2023                   1,450,000              1,500,475
---------------------------------------------------------------------------------------------------------------------------------
San Diego County, CA, COP, (Burnham Institute), 6.25%, 2029                                      2,300,000              2,459,942
---------------------------------------------------------------------------------------------------------------------------------
University of California Rev., RITES, MBIA, 7.735%, 2016+++                                      5,705,000              6,303,569
---------------------------------------------------------------------------------------------------------------------------------
University of California, COP, San Diego Campus Projects, "A", 5.25%, 2032                       1,840,000              1,950,547
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 28,036,637
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - SECONDARY SCHOOLS - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev. Aspire Public Schools,
  (Oakland Project), "A", 7.25%, 2031                                                           $  985,000           $  1,014,186
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities, Development Authority Rev. (Escondido Charter
  High School), 7.5%, 2036                                                                       1,000,000              1,031,650
---------------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, COP, 5.7%, 2018                                                                 1,900,000              2,029,770
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,075,606
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Pollution Control Rev. (Pacific Gas &
  Electric Co.), MBIA, 5.35%, 2016                                                              $3,500,000           $  3,820,145
---------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Pollution Control Rev. (Southern
  California Edison Co.), "B", 6.4%, 2024                                                          500,000                502,085
---------------------------------------------------------------------------------------------------------------------------------
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), "A",
  4.9%, 2023                                                                                     2,000,000              2,056,760
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,378,990
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 5.0%
---------------------------------------------------------------------------------------------------------------------------------
Glendale, CA, Electric Works Rev., MBIA, 5.75%, 2019                                            $1,420,000           $  1,608,363
---------------------------------------------------------------------------------------------------------------------------------
Glendale, CA, Electric Works Rev., MBIA, 5.75%, 2020                                             1,160,000              1,287,101
---------------------------------------------------------------------------------------------------------------------------------
Northern California Power Agency Public Power Rev., 5.85%, 2010                                    880,000                966,266
---------------------------------------------------------------------------------------------------------------------------------
Sacramento, CA, Power Authority, Cogeneration Project Rev., MBIA, 5.875%, 2006++++               5,500,000              5,788,145
---------------------------------------------------------------------------------------------------------------------------------
Southern California Public Power Authority, Transmission Project Rev., "A", 0%, 2005             4,205,000              4,205,000
---------------------------------------------------------------------------------------------------------------------------------
Southern California Public Power Authority, Transmission Project Rev., "A", ETM, 0%, 2005++++    3,795,000              3,795,000
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Water & Power Authority Rev., 5.5%, 2017                                            800,000                837,080
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Water & Power Authority Rev., 5.3%, 2018                                            250,000                255,373
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Water & Power Authority Rev., "A", 5.125%, 2013                                   1,000,000              1,028,290
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 19,770,618
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 7.0%
---------------------------------------------------------------------------------------------------------------------------------
California Department of Water Resources, Central Valley Project Rev., "X", FGIC,
  5%, 2029                                                                                      $2,000,000           $  2,106,020
---------------------------------------------------------------------------------------------------------------------------------
California Department of Water Resources, Water Systems Rev., 7%, 2012                           1,090,000              1,340,853
---------------------------------------------------------------------------------------------------------------------------------
California Department of Water Resources, Water Systems Rev., ETM, 7%, 2012++++                 $  405,000           $    505,408
---------------------------------------------------------------------------------------------------------------------------------
Castalic Lake Water Agency, California Rev., Water Systems Improvement Project,
  AMBAC, 5.125%, 2030                                                                            1,725,000              1,843,249
---------------------------------------------------------------------------------------------------------------------------------
Culver City, CA, Wastewater Facilities Rev, "A", FGIC, 5.6%, 2019                                1,000,000              1,108,870
---------------------------------------------------------------------------------------------------------------------------------
El Monte, CA, Water Authority Rev., Water Systems Project, AMBAC, 6%, 2019                       1,065,000              1,206,219
---------------------------------------------------------------------------------------------------------------------------------
Fairfield-Suisun, CA, Sewer District Rev., "A", MBIA, 0%, 2006                                   2,080,000              2,035,779
---------------------------------------------------------------------------------------------------------------------------------
Livermore Amador Valley Water Management Rev., "A", AMBAC, 5%, 2031                              4,875,000              5,113,826
---------------------------------------------------------------------------------------------------------------------------------
Mojave, CA, Water Agency, Improvement District (M Morongo Basin), FGIC, 5.75%, 2015              2,625,000              2,766,698
---------------------------------------------------------------------------------------------------------------------------------
Southern California Metropolitan Water District Rev., RITES, 8.995%, 2018+++                     5,000,000              6,844,500
---------------------------------------------------------------------------------------------------------------------------------
West Sacramento, CA, Financing Authority Rev., Water Systems Improvement
  Project, FGIC, 5%, 2032                                                                        2,750,000              2,916,568
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 27,787,990
---------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $363,689,586)                                                                $390,315,736
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Bay Area Toll Authority, California Toll Bridge Rev., "A", 2.19%, due 7/07/05                   $1,400,000           $  1,400,000
---------------------------------------------------------------------------------------------------------------------------------
Irvine, CA, Improvement Building Act 1915, 2.3%, due 7/06/05                                        50,000                 50,000
---------------------------------------------------------------------------------------------------------------------------------
San Francisco, CA, City & County Financial Corp., Lease Rev. (Moscone Center
  Expansion), 2.22%, due 7/07/05                                                                   100,000                100,000
---------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at identified cost (Identified Cost, $1,550,000)                                   $  1,550,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $365,239,586)                                                                    $391,865,736
---------------------------------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES - 1.5%                                                                                   5,822,838
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                  $397,688,574
---------------------------------------------------------------------------------------------------------------------------------

   * Non-income producing security - in default.
   + Restricted security.
  ++ Inverse floating rate security.
++++ Refunded bond.

The following abbreviations are used in the Portfolio of Investments and are defined:

COP             = Certificate of Participation

ETM             = Escrowed to Maturity

Insurers
---------------------------------------------------------------------------------------------------------------------------------
AMBAC           = AMBAC Indemnity Corp.
CHFC            = California Health Facilities Construction Program
FGIC            = Financial Guaranty Insurance Co.
FNMA            = Federal National Mortgage Assn.
FSA             = Financial Security Assurance, Inc.
GNMA            = Government National Mortgage Assn.
MBIA            = MBIA Insurance Corp.
XLCA            = XL Capital Insurance Co.

Inverse Floaters
---------------------------------------------------------------------------------------------------------------------------------
RITES           = Residual Interest Tax-Exempt Security
ROLS            = Residual Option Longs

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.


MFS CALIFORNIA MUNICIPAL BOND FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 06/30/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                                            $ 365,178,185
                                                                                          =============
Gross unrealized appreciation                                                             $  29,453,130
Gross unrealized depreciation                                                                (2,765,579)
                                                                                          -------------
      Net unrealized appreciation (depreciation)                                          $  26,687,551
                                                                                          =============

(2) Financial Instruments

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include swap agreements. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Swap Agreements
Interest Rate Swaps
                                             Notional Principal                                                      Unrealized
                                                  Amount of        Cash Flows Paid           Cash Flows             Appreciation
Expiration                                        Contract           by the fund        Received by the Fund       (Depreciation)
----------------------------------------------------------------------------------------------------------------------------------

                                                                  Fixed - 3 Year
                                                                     BMA Swap           Floating - 7 Day BMA
12/01/2007                              USD     $ 9,000,000       Index, (2.795%)           Swap Index                $   32,001
                                                                  Fixed - 15 Year
                                                                     LIBOR Swap         Floating - 3 Month
9/23/2020                               USD       2,000,000         Index (4.54%)      LIBOR Swap Index                   (1,552)
                                                                   Floating - 7 Day   Fixed - 30 Year BMA
                                                                       BMA Swap           Swap Index,
11/03/2035                              USD       4,000,000             Index              (4.102%)                      159,116
                                                                                                                      ----------
                                                                                                                      $  189,565
                                                                                                                      ==========

At June 30, 2005, the series had sufficient cash and/or securities to cover any commitments under these contracts.

(4) Restricted Securities

At June 30, 2005, the fund owned the following restricted securities which are subject to legal or contractual restrictions on resale, excluding securities issued under Rule 144A, constituting 9.1% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered.
The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                                         DATE OF           PAR
DESCRIPTION                                            ACQUISITION        AMOUNT             COST                   VALUE
--------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities
Development Authority (Prides Industries),
7.125%, 2016                                           11/23/1999       $ 1,735,000        $ 1,735,000           $  1,815,157

Commonwealth of Puerto Rico, ROLS,
Series II R 124B, XLCA, 8.543%, 2017                   10/22/2001         1,500,000          1,816,140              2,022,150

Commonwealth of Puerto Rico, ROLS,
Series II R 184C, FGIC, 8.633%, 2016                   8/05/2002          3,300,000          4,269,738              4,482,126

Los Angeles, CA, RITES, 7.985%, 2014                   7/20/1999          5,405,000          5,672,548              6,920,562
Los Angles, CA, Union School District,
RITES, FSA, 7.985%, 2020                               3/04/2003          5,000,000          5,808,100              6,048,700

Southern California Metropolitan Water District
Rev., RITES,8.995%, 2018                               5/07/2001          5,000,000           5,819,300             6,844,500

State of California, RITES, "B", 8.965%, 2017          1/03/2000          1,250,000           1,273,450             1,576,650
University of California Rev., RITES, MBIA,
7.735%, 2016                                           5/21/1999          5,705,000           5,783,273             6,303,569
                                                                                                                 ------------
                                                                                                                 $ 36,013,414
                                                                                                                 ============

A prospectus for any MFS product can be obtained from your investment professional. You should read the prospectus carefully before investing as it contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, the fees, charges, and expenses involved.
These elements, as well as other information contained in the prospectus, should be considered carefully before investing.


(C)2005 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 06/30/05


MFS(R) FLORIDA MUNICIPAL BOND FUND


[graphic omitted]

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Florida Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 06/30/2005

ISSUER                                                                                          PAR AMOUNT                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 98.4%
---------------------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 5.2%
---------------------------------------------------------------------------------------------------------------------------------
Florida Capital Projects Finance Authority Rev. (AAAE Airports Project), "I", MBIA, 5%, 2020    $  500,000           $    534,625
---------------------------------------------------------------------------------------------------------------------------------
Greater Orlando Aviation Authority Rev., "A", FGIC, 5.25%, 2018                                  1,000,000              1,060,270
---------------------------------------------------------------------------------------------------------------------------------
Hillsborough County, FL, Aviation Authority Rev. (Tampa International Airport), "A",
  FGIC, 5.875%, 2015                                                                               750,000                789,262
---------------------------------------------------------------------------------------------------------------------------------
Lee County, FL, Airport Rev., "A", FSA, 5.875%, 2018                                             1,000,000              1,110,360
---------------------------------------------------------------------------------------------------------------------------------
Miami-Dade County, FL, Aviation Rev., "C", MBIA, 5.25%, 2018                                       500,000                524,560
---------------------------------------------------------------------------------------------------------------------------------
Pensacola, FL, Airport Rev., "B", MBIA, 5.625%, 2014                                               500,000                530,770
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,549,847
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Red River Authority, TX, Pollution Control Rev. (Celanese Project), 6.7%, 2030                  $  200,000           $    212,268
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 7.1%
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, RITES, MBIA, 9.024%, 2019+++                                       $1,000,000           $  1,242,120
---------------------------------------------------------------------------------------------------------------------------------
Maimi-Dade County, FL, Educational Facilities Authority, "A", AMBAC, 5.5%, 2018                  1,400,000              1,538,180
---------------------------------------------------------------------------------------------------------------------------------
State of Florida, RITES, 7.475%, 2017+++                                                         3,000,000              3,444,660
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,224,960
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 9.3%
---------------------------------------------------------------------------------------------------------------------------------
Florida Board of Education, Capital Outlay, 9.125%, 2014                                        $2,600,000           $  3,375,762
---------------------------------------------------------------------------------------------------------------------------------
Florida Board of Education, Capital Outlay, ETM, 9.125%, 2014++++                                  400,000                539,368
---------------------------------------------------------------------------------------------------------------------------------
Florida Board of Education, Public Education Capital Outlay, "A", 5.25%, 2024                    1,000,000              1,083,010
---------------------------------------------------------------------------------------------------------------------------------
Florida State Board of Education, Public Education, "J", 5%, 2032                                1,000,000              1,060,400
---------------------------------------------------------------------------------------------------------------------------------
Osceola County, FL, School Board Certificate, "A", AMBAC, 5.25%, 2027                            1,950,000              2,112,981
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,171,521
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 15.9%
---------------------------------------------------------------------------------------------------------------------------------
Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial Hospital),
  6.25%, 2023                                                                                   $  495,000           $    537,313
---------------------------------------------------------------------------------------------------------------------------------
Coral Gables, FL, Health Facilities Authority, Hospital Rev. (Baptist Health South
  Florida), 5%, 2029                                                                               535,000                564,195
---------------------------------------------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Authority Rev., "A", 6%, 2023                                        250,000                264,802
---------------------------------------------------------------------------------------------------------------------------------
Highlands County, FL, Health Facilities Authority Rev. (Adventist Health Systems),
  5.25%, 2013                                                                                      500,000                527,200
---------------------------------------------------------------------------------------------------------------------------------
Hillsborough County, FL, Industrial Development Rev. (University Community
  Hospital), MBIA, 6.5%, 2019                                                                    1,000,000              1,269,990
---------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev. (Munster Medical
  Research Foundation, Inc.), 6.375%, 2031                                                         500,000                534,710
---------------------------------------------------------------------------------------------------------------------------------
Jacksonville, FL, Health Facilities, Ascencion Health, "A", 5.25%, 2032                          1,000,000              1,058,850
---------------------------------------------------------------------------------------------------------------------------------
Lakeland, FL, Hospital Systems Rev. (Lakeland Regional Health Systems), 5.5%, 2032               1,000,000              1,072,450
---------------------------------------------------------------------------------------------------------------------------------
Leesburg, FL, Hospital Rev. (Leesburg Regional Medical Center), 5.5%, 2032                         750,000                785,377
---------------------------------------------------------------------------------------------------------------------------------
Marion County, FL, Hospital District Rev., Refunding & Improvement, Health Systems
  (Monroe Regional Health System), 5.5%, 2014                                                      500,000                534,565
---------------------------------------------------------------------------------------------------------------------------------
Marshall County, AL, Health Care Rev., "A", 6.25%, 2022                                            500,000                543,380
---------------------------------------------------------------------------------------------------------------------------------
Martin County, FL, Health Facilities Rev. (Martin Memorial Medical Center), "B",
  5.75%, 2022                                                                                      500,000                541,700
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health),
  5.5%, 2033                                                                                       200,000                209,470
---------------------------------------------------------------------------------------------------------------------------------
Miami Beach, FL, Health Facilities Rev. (Mount Sinai Medical Center), "A", 6.7%, 2019              250,000                275,667
---------------------------------------------------------------------------------------------------------------------------------
Miami, FL, Health Facilities Authority Rev. (Catholic Health East), "B", 5.25%, 2028               650,000                683,150
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Health & Educational Facilities Authority Rev. (Exeter Hospital), 6%, 2024           500,000                549,285
---------------------------------------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional
  Healthcare), 5.75%, 2032                                                                       1,000,000              1,088,410
---------------------------------------------------------------------------------------------------------------------------------
Rhode Island Health & Education Building Rev., Hospital Financing (Lifespan
  Obligated Group), 6.5%, 2032                                                                     500,000                561,850
---------------------------------------------------------------------------------------------------------------------------------
South Dakota Health & Education Facilities Authority Rev. (Prairie Lakes Health Care
  System), 5.625%, 2032                                                                            500,000                522,410
---------------------------------------------------------------------------------------------------------------------------------
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare), 6.25%, 2020             300,000                324,318
---------------------------------------------------------------------------------------------------------------------------------
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Regional Medical
  Center), MBIA, 6.625%, 2013                                                                    1,000,000              1,024,260
---------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities (Aurora Health Care, Inc.), "A", 5.6%, 2029              500,000                513,840
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 13,987,192
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Rev. (Orlando Lutheran), 5.7%, 2026              $  250,000           $    252,793
---------------------------------------------------------------------------------------------------------------------------------
HUMAN SERVICES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Rev. (GF Project), 8.875%, 2021                  $  300,000           $    306,888
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - CHEMICALS - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Brazos River, TX, Brazoria County Environmental Rev. (Dow Chemical, Co.), "A",
  6.625%, 2033                                                                                  $  500,000           $    567,650
---------------------------------------------------------------------------------------------------------------------------------
Sweetwater County, WY, Solid Waste Disposal Rev. (FMC Corp.), "A", 7%, 2024                        200,000                202,558
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    770,208
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste
  Management, Inc.), "B", 5%, 2027                                                              $  500,000           $    498,615
---------------------------------------------------------------------------------------------------------------------------------
Nevada Department of Business (Republic Services, Inc.), 5.625%, 2026                              300,000                327,516
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    826,131
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Park Creek Metropolitan District, CO, Rev., Custodial Receipts, CR-2, 7.875%, 2032##            $  160,000           $    170,874
---------------------------------------------------------------------------------------------------------------------------------
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026                500,000                523,515
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    694,389
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp., Environmental Improvements Rev
  (Mead Westvaco Escanaba), "A", 6.25%, 2012++++                                                $  500,000           $    588,200
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - ENTERTAINMENT & TOURISM - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Palm Beach County, FL, Industrial Development Rev. (South Florida Fair Project),
  MBIA, 5.5%, 2020                                                                              $1,000,000           $  1,089,820
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Summit County, OH, Port Authority Building (Seville), "A", 5.1%, 2025                           $  200,000           $    202,618
---------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 3.3%
---------------------------------------------------------------------------------------------------------------------------------
Bay County, FL, Housing Finance Authority, Mulit-family Rev. (Andrews Place II
  Apartments), FSA, 5%, 2035                                                                    $  500,000           $    501,105
---------------------------------------------------------------------------------------------------------------------------------
Collier County, FL, Housing Finance Authority Rev. (Goodlette Arms Housing Project),
  "A", FNMA, 4.9%, 2032                                                                            500,000                552,965
---------------------------------------------------------------------------------------------------------------------------------
Florida Housing Finance Corp., Housing Rev. (Augustine Club Apartments), "D",
  MBIA, 5.5%, 2020                                                                                 500,000                531,505
---------------------------------------------------------------------------------------------------------------------------------
Florida Housing Finance Corp., Housing Rev. (Crossing At University Apartments),
  AMBAC, 5.1%, 2018                                                                              1,150,000              1,186,052
---------------------------------------------------------------------------------------------------------------------------------
Palm Beach County, FL, Housing Finance Rev. (Westlake Apartments Project), Phase
  II, FSA, 4.3%, 2012                                                                              145,000                149,411
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,921,038
---------------------------------------------------------------------------------------------------------------------------------
SALES & EXCISE TAX REVENUE - 4.2%
---------------------------------------------------------------------------------------------------------------------------------
Escambia County, FL, Sales Tax Rev., AMBAC, 5%, 2022                                            $1,160,000           $  1,245,446
---------------------------------------------------------------------------------------------------------------------------------
Miami-Dade County, FL, Special Obligations, Capital Appreciation, "A", MBIA ,0%, 2032            2,000,000                487,580
---------------------------------------------------------------------------------------------------------------------------------
Pasco County, FL, Sales Tax Rev., Half Central, AMBAC, 5%, 2023                                 $1,000,000           $  1,072,210
---------------------------------------------------------------------------------------------------------------------------------
Volusia County, FL, Tourist Development Tax Rev., FSA, 5%, 2034                                    815,000                867,144
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,672,380
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - LOCAL - 3.3%
---------------------------------------------------------------------------------------------------------------------------------
Brevard County, FL, Housing Finance Authority, "B", GNMA, 6.5%, 2022                            $   59,000           $     59,274
---------------------------------------------------------------------------------------------------------------------------------
Lee County, FL, Housing Finance Authority Rev., "A", GNMA, 7%, 2031                                180,000                181,168
---------------------------------------------------------------------------------------------------------------------------------
Lee County, FL, Housing Finance Authority, Multi-County Program, "A", GNMA, 7.2%, 2033              60,000                 60,101
---------------------------------------------------------------------------------------------------------------------------------
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Subordinated
  Series 3, GNMA, 5.3%, 2028                                                                       130,000                133,614
---------------------------------------------------------------------------------------------------------------------------------
Miami-Dade County, FL, Housing Finance Authority Rev. (Home Ownership
  Mortgage), "A", GNMA, 5.2%, 2031                                                                 555,000                572,799
---------------------------------------------------------------------------------------------------------------------------------
Palm Beach County, FL, Single Family Rev., "B", GNMA, 5.5%, 2022                                   375,000                386,355
---------------------------------------------------------------------------------------------------------------------------------
Pinellas County, FL, Housing Finance Authority Rev., Multi-County Program, "A",
  GNMA, 5.45%, 2034                                                                                890,000                926,214
---------------------------------------------------------------------------------------------------------------------------------
Pinellas County, FL, Housing Finance Authority Rev., Multi-County Program, "B",
  GNMA, 7.25%, 2029                                                                                140,000                140,742
---------------------------------------------------------------------------------------------------------------------------------
Pinellas County, FL, Housing Finance Authority Rev., Multi-County Program, "B",
  GNMA, 6.2%, 2031                                                                                 380,000                391,290
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,851,557
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Florida Housing Finance Corp. Rev., Homeowner Mortgage, "4", FSA, 5.85%, 2031                   $  530,000           $    534,049
---------------------------------------------------------------------------------------------------------------------------------
Florida Housing Finance Corp. Rev., Homeowner Mortgage, "5", 5%, 2034                              950,000                987,800
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,521,849
---------------------------------------------------------------------------------------------------------------------------------
SOLID WASTE REVENUE - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities
  Rev. (American Ref-Fuel Co.), "A", 6.2%, 2019                                                 $  200,000           $    208,314
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 5.0%
---------------------------------------------------------------------------------------------------------------------------------
Florida Municipal Loan Council Rev., "A", MBIA, 5.625%, 2020                                    $1,000,000           $  1,105,500
---------------------------------------------------------------------------------------------------------------------------------
Florida Municipal Loan Council Rev., "B", MBIA, 5.625%, 2009++++                                 1,000,000              1,115,210
---------------------------------------------------------------------------------------------------------------------------------
Florida Municipal Loan Council Rev., "C", MBIA, 5.25%, 2022                                      1,000,000              1,100,100
---------------------------------------------------------------------------------------------------------------------------------
St. Augustine, FL, Capital Improvement Rev, AMBAC, 5%, 2029                                      1,000,000              1,066,970
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,387,780
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Orange County, FL, Tourist Development Tax Rev., Subordinated, AMBAC, 5.25%, 2027               $1,500,000           $  1,616,085
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "A", 5.25%, 2024                                     130,000                139,529
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,755,614
---------------------------------------------------------------------------------------------------------------------------------
TAX ASSESSMENT - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
Arbor Greene, FL, Community Development District, 5.75%, 2006                                   $   46,000           $     46,355
---------------------------------------------------------------------------------------------------------------------------------
Arborwood Community Development District, Florida Capital Improvement Rev
  (Master Infrastructure Projects), "B", 5.1%, 2014                                                200,000                202,322
---------------------------------------------------------------------------------------------------------------------------------
Concorde Estates Community Development District, FL, Capital Improvement Rev.,
  "B", 5%, 2011                                                                                    350,000                354,375
---------------------------------------------------------------------------------------------------------------------------------
Fishawk Community Development District II, "B", 5%, 2007                                           100,000                100,934
---------------------------------------------------------------------------------------------------------------------------------
Greyhawk Landing Community Development, FL, Special Assessment Rev., "B",
  6.25%, 2009                                                                                      100,000                102,820
---------------------------------------------------------------------------------------------------------------------------------
Heritage Harbour South Community, Development District, FL, Rev., Capital
  Improvement, "B", 5.4%, 2008                                                                     290,000                292,691
---------------------------------------------------------------------------------------------------------------------------------
Killarney, FL, Community Development District, "B", 5.125%, 2009                                   250,000                252,927
---------------------------------------------------------------------------------------------------------------------------------
Lakes By The Bay South Community Development District, FL, Special Assessment,
  "B", 5.3%, 2009                                                                                  200,000                202,602
---------------------------------------------------------------------------------------------------------------------------------
Middle Village Community Development District, FL, Special Assessment, "B", 5%, 2009               185,000                186,682
---------------------------------------------------------------------------------------------------------------------------------
Middle Village, FL, Community Development District Rev., "A", 5.8%, 2022                           100,000                103,882
---------------------------------------------------------------------------------------------------------------------------------
Old Palm Community Development District, FL, Special Assessment (Palm Beach
  Gardens), "B", 5.375%, 2014                                                                      200,000                205,500
---------------------------------------------------------------------------------------------------------------------------------
Panther Trace, FL, Community Development District Rev., 5.4%, 2008                                  40,000                 40,408
---------------------------------------------------------------------------------------------------------------------------------
Panther Trace, FL, Community Development District Rev., "B", 6.5%, 2009                             10,000                 10,253
---------------------------------------------------------------------------------------------------------------------------------
Panther Trace, FL, Community Development District Rev., "B", 5%, 2010                              100,000                100,750
---------------------------------------------------------------------------------------------------------------------------------
Parkway Center, FL, Community Development District Rev., "B", 5.625%, 2014                         100,000                103,218
---------------------------------------------------------------------------------------------------------------------------------
Renaissance Community Development, FL, "B", 6.25%, 2008                                            100,000                102,475
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,408,194
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, "B",
  5.3%, 2025                                                                                    $  250,000           $    254,008
---------------------------------------------------------------------------------------------------------------------------------
Louisiana Tobacco Settlement Authority, "B", 5.875%, 2039                                          250,000                260,765
---------------------------------------------------------------------------------------------------------------------------------
Tobacco Settlement Rev., Management Authority, "B", 6.375%, 2030                                   250,000                289,155
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    803,928
---------------------------------------------------------------------------------------------------------------------------------
TOLL ROADS - 3.8%
---------------------------------------------------------------------------------------------------------------------------------
Florida Turnpike Authority Rev., Department of Transportation, "A", 5.75%, 2010++++             $2,000,000           $  2,269,200
---------------------------------------------------------------------------------------------------------------------------------
Lee County, FL, Transportation Facilities Rev., "A", AMBAC, 5%, 2027                             1,000,000              1,070,940
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,340,140
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 4.6%
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Highway & Transportation, ROLS, Railroad II R 227 1,
  MBIA, 8.633%, 2020+++                                                                         $2,500,000           $  3,489,800
---------------------------------------------------------------------------------------------------------------------------------
St. Johns County, FL, Rev. Transportation Improvement, AMBAC, 5%, 2027                             500,000                532,235
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,022,035
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - DORMITORIES - 3.4%
---------------------------------------------------------------------------------------------------------------------------------
Florida Board Regents, Housing Rev. (University of Central Florida), FGIC, 5.25%, 2020          $1,185,000           $  1,304,010
---------------------------------------------------------------------------------------------------------------------------------
Florida Board Regents, Housing Rev., MBIA, 5.3%, 2020                                              610,000                670,256
---------------------------------------------------------------------------------------------------------------------------------
Florida Finance Authority, Capital Loan Projects, "F", MBIA, 5.125%, 2021                        1,000,000              1,032,910
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,007,176
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Brazos River Authority, TX, Pollution Control Rev. (Texas Utility Co.), "C", 6.75%, 2038        $  215,000           $    240,400
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev. (Reliant Energy
  Seward), "A", 6.75%, 2036                                                                        150,000                161,096
---------------------------------------------------------------------------------------------------------------------------------
Port Morrow, OR, Pollution Control Rev. (Portland General Electric), 5.2%, 2033                    200,000                211,168
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    612,664
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
Palm Coast, FL, Utility Systems Rev., MBIA, 5%, 2024                                            $  250,000           $    267,563
---------------------------------------------------------------------------------------------------------------------------------
Port St. Lucie, FL, Utility Rev., Capital Appreciation, "A", FGIC, 0%, 2006++++                  1,405,000                558,347
---------------------------------------------------------------------------------------------------------------------------------
Port St. Lucie, FL, Utility Rev., MBIA, 5%, 2022                                                 1,000,000              1,073,250
---------------------------------------------------------------------------------------------------------------------------------
St. Lucie West, FL, Utility Rev., MBIA, 5.25%, 2034                                                720,000                789,782
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,688,942
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 16.4%
---------------------------------------------------------------------------------------------------------------------------------
Bay County, FL, Water Systems Rev. AMBAC, 5%, 2029                                              $1,000,000           $  1,070,640
---------------------------------------------------------------------------------------------------------------------------------
Bay County, FL, Water Systems Rev., AMBAC, 5.625%, 2010++++                                      1,000,000              1,130,950
---------------------------------------------------------------------------------------------------------------------------------
Florida Community Services Corp., AMBAC, 5.5%, 2018                                              1,125,000              1,244,407
---------------------------------------------------------------------------------------------------------------------------------
Indian Trace Development District, Florida Special Assessment (Water Management
  Special Benefit), MBIA, 5%, 2026                                                                 700,000                753,067
---------------------------------------------------------------------------------------------------------------------------------
Lee County, FL, Industrial Development Authority (Bonita Springs Utilities Project),
  MBIA, 6.05%, 2015                                                                              1,000,000              1,048,470
---------------------------------------------------------------------------------------------------------------------------------
Miami Beach, FL, Stormwater Rev., FGIC, 5.25%, 2020                                              1,000,000              1,088,430
---------------------------------------------------------------------------------------------------------------------------------
Miami-Dade County, FL, Stormwater Utility Rev., MBIA, 5%, 2028                                   1,000,000              1,072,420
---------------------------------------------------------------------------------------------------------------------------------
Orlando, FL, Utilities Commission, Water & Electric Rev. "C", 5%, 2027                           1,000,000              1,056,440
---------------------------------------------------------------------------------------------------------------------------------
Pinellas County, FL, Sewer Rev., FSA, 5%, 2032                                                   1,500,000              1,587,015
---------------------------------------------------------------------------------------------------------------------------------
Polk County, FL, Utility Systems Rev., "A", FGIC, 5%, 2030                                       1,000,000              1,066,180
---------------------------------------------------------------------------------------------------------------------------------
Polk County, FL, Utility Systems Rev., FGIC, 5%, 2023                                            1,000,000              1,070,970
---------------------------------------------------------------------------------------------------------------------------------
Seminole County, FL, Water & Sewer Rev., MBIA, 6%, 2019                                            940,000              1,123,779
---------------------------------------------------------------------------------------------------------------------------------
Tohopekaliga Water Authority, Florida Utility System Rev., "A", FSA, 5%, 2024                    1,000,000              1,070,250
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 14,383,018
---------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $80,354,663)                                                                 $ 86,461,464
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTE - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Pinellas County, FL, Health Facilities Authority Rev. (Pooled Hospital Loan Program),
  2.35%, due 7/01/05, at Identified Cost                                                        $  750,000           $    750,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $81,104,663)                                                                     $ 87,211,464
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.8%                                                                                     683,397
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                  $ 87,894,861
---------------------------------------------------------------------------------------------------------------------------------

   + Restricted security.
  ++ Inverse floating rate security.
++++ Refunded bond.
  ## SEC Rule 144A restriction.

The following abbreviations are used in the Portfolio of Investments and are defined:

ETM             = Escrowed to Maturity.

Insurers
---------------------------------------------------------------------------------------------------------------------------------
AMBAC           = AMBAC Indemnity Corp.
FGIC            = Financial Guaranty Insurance Co.
FNMA            = Federal National Mortgage Assn.
FSA             = Financial Security Assurance, Inc.
GNMA            = Government National Mortgage Assn.
MBIA            = Municipal Bond Insurance Corp.

Inverse Floaters
---------------------------------------------------------------------------------------------------------------------------------
RITES           = Residual Interest Tax-Exempt Security
ROLS            = Residual Option Longs

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.


MFS FLORIDA MUNICIPAL BOND FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 06/30/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                                 $ 81,104,277
                                                                               ============
Gross unrealized appreciation                                                  $  6,187,725
Gross unrealized depreciation                                                       (80,538)
                                                                               ------------
      Net unrealized appreciation (depreciation)                               $  6,107,187
                                                                               ============

(2) Financial Instruments

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates.These financial instruments include swap agreements. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Swap Agreements
Interest Rate Swaps
                                     Notional Principal                                                             Unrealized
                                         Amount of            Cash Flows Paid                Cash Flows            Appreciation
Expiration              Currency         Contract               by the fund             Received by the Fund      (Depreciation)
---------------------------------------------------------------------------------------------------------------------------------

                                                              Fixed - 3 Year BMA          Floating - 7 Day
12/01/07                  USD          $ 2,000,000            Swap Index, (2.795%)         BMA Swap Index            $   7,112
                                                               Fixed - 10 Year
                                                               LIBOR Swap Index            Floating - 3 Month
12/01/15                  USD            1,500,000                 (4.412%)                  LIBOR Swap Index             (256)

                                                              Fixed - 10 Year
                                                              LIBOR Swap Index            Floating - 3 Month
12/09/15                  USD            1,500,000                (4.529%)                  LIBOR Swap Index           (13,947)
                                                              Fixed - 10 Year
                                                              LIBOR Swap Index            Floating - 3 Month
12/23/15                  USD            2,000,000                 (4.464%)                 LIBOR Swap Index            (7,732)


                                                              Fixed - 15 Year BMA         Floating - 7 Day
8/19/20                   USD            1,000,000            Swap Index, (3.744%)          BMA Swap Index             (11,778)
                                                               Fixed - 15 Year
                                                               LIBOR Swap Index            Floating - 3 Month
9/23/20                   USD            1,000,000                 (4.54%)                  LIBOR Swap Index              (776)
                                                              Fixed - 15 Year
                                                              LIBOR Swap Index            Floating - 3 Month
11/29/20                  USD            1,000,000                 (4.77%)                  LIBOR Swap Index           (21,935)
                                                                                                                     ---------
                                                                                                                     $ (49,312)
                                                                                                                     =========

At June 30, 2005, the fund had sufficient cash and/or securities to cover any commitments under these contracts.


(3) Restricted Securities

At June 30, 2005, the fund owned the following restricted securities which are subject to legal or contractual restrictions on resale, excluding securities issued under Rule 144A, constituting 9.30% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered.
The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                              DATE OF                 PAR
DESCRIPTION                                 ACQUISITION              AMOUNT                  COST                   VALUE
--------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico,
Highway & Transportation,
ROLS, Railroad II R 227 1,
MBIA, 8.633%, 2020                          4/25/03                 $ 2,500,000            $ 3,282,600            $ 3,489,800

Commonwealth of Puerto Rico,
RITES, MBIA, 9.024%, 2019                   3/30/00                  1,000,000               1,030,240              1,242,120

State of Florida, RITES,
7.475%, 2017                                4/09/99                  3,000,000               3,042,840              3,444,660
                                                                                                                  -----------
                                                                                                                  $ 8,176,580
                                                                                                                  ===========

A prospectus for any MFS product can be obtained from your investment professional. You should read the prospectus carefully before investing as it contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, the fees, charges, and expenses involved. These elements, as well as other information contained in the prospectus, should be considered carefully before investing.

(C)2005 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 06/30/05

MFS(R) GEORGIA MUNICIPAL BOND FUND


[graphic omitted]

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Georgia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 06/30/2005

ISSUER                                                                                         PAR AMOUNT                 $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.9%
---------------------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 5.3%
---------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Airport Passenger Facilities Rev., "J", FSA, 5%, 2029                              $  750,000           $    790,538
---------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Airport Passenger Facilities Rev., "J", FSA, 5%, 2034                               1,250,000              1,311,600
---------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Airport Rev., "B", FSA, 5.25%, 2033                                                 1,000,000              1,074,040
---------------------------------------------------------------------------------------------------------------------------------
Augusta, GA, Airport Rev., "B", 5.35%, 2028                                                        350,000                359,160
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,535,338
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 4.1%
---------------------------------------------------------------------------------------------------------------------------------
Columbia County, GA (Courthouse Detention Center), 5.625%, 2020                                 $1,490,000           $  1,610,496
---------------------------------------------------------------------------------------------------------------------------------
Macon Bibb County, GA, Urban Development Rev. (Bibb County Public Facilities
  Project), 5.5%, 2022                                                                           1,000,000              1,099,910
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,710,406
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Municipal Finance Agency, RITES, FSA, 9.559%, 2016+++                               $  500,000           $    616,840
---------------------------------------------------------------------------------------------------------------------------------
Suwanee, GA, MBIA, 5.25%, 2032                                                                     750,000                801,765
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,418,605
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 7.3%
---------------------------------------------------------------------------------------------------------------------------------
Fayette County, GA, School District Rev., FSA, 0%, 2024                                         $  575,000           $    458,729
---------------------------------------------------------------------------------------------------------------------------------
Forsyth County, GA, School District, 6%, 2010++++                                                  750,000                856,403
---------------------------------------------------------------------------------------------------------------------------------
Fulton County, GA, School District, 6.375%, 2010                                                 2,000,000              2,290,060
---------------------------------------------------------------------------------------------------------------------------------
Wilkes County, GA, School District, 5%, 2024                                                     1,115,000              1,191,612
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,796,804
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 8.8%
---------------------------------------------------------------------------------------------------------------------------------
Athens Clarke County, GA (United Catholic Health East Issue), 5.5%, 2032                        $  500,000           $    532,930
---------------------------------------------------------------------------------------------------------------------------------
Chatham County, GA, Hospital Authority Rev. (Memorial Health Medical Center), "A",
  6%, 2017                                                                                         350,000                385,766
---------------------------------------------------------------------------------------------------------------------------------
Chatham County, GA, Hospital Authority Rev., Hospital Improvement (Memorial
  Health University), "A", 5.375%, 2026                                                            200,000                212,374
---------------------------------------------------------------------------------------------------------------------------------
Cobb County, GA, Hospital Authority Revolving, Refunding & Improvement Rev.,
  Anticipation Certificates, AMBAC, 5.25%, 2023                                                    750,000                823,492
---------------------------------------------------------------------------------------------------------------------------------
Coffee County, GA, Hospital Authority Rev. (Coffee Regional Medical Center, Inc.),
  5%, 2026                                                                                         350,000                359,040
---------------------------------------------------------------------------------------------------------------------------------
Gainesville & Hall County, GA, Hospital Authority Rev. (Northeast Georgia Health
  System, Inc.), 5.5%, 2031                                                                        500,000                523,635
---------------------------------------------------------------------------------------------------------------------------------
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare System, Inc.), 6.125%, 2009               280,000                284,088
---------------------------------------------------------------------------------------------------------------------------------
Tift County, GA, Hospital Authority Rev., Anticipation Certificates, AMBAC, 5%, 2022             2,000,000              2,135,580
---------------------------------------------------------------------------------------------------------------------------------
Valdosta & Lowdes County, GA, Hospital Authority Rev. (Southern Georgia Medical
  Center Project), AMBAC, 5.25%, 2027                                                              500,000                539,385
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,796,290
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Fulton County, GA, Residential Care Facilities (Canterbury Court), "A", 6.125%, 2034            $  150,000           $    152,502
---------------------------------------------------------------------------------------------------------------------------------
Richmond County, GA, Development Authority, Nursing Home Rev. (Beverly
  Enterprises Georgia, Inc.), 8.75%, 2011                                                        1,080,000              1,084,115
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,236,617
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Savannah, GA, Economic Development Authority, Solid Waste Disposal Rev. (Georgia
  Waste Management Project), "A", 5.5%, 2016                                                    $  500,000           $    537,215
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Cartersville, GA, Development Authority Waste (Anheuser Busch Project), 5.95%, 2032             $  750,000           $    813,450
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Refinery),
  5.875%, 2022                                                                                     160,000                172,885
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    986,335
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Effingham County, GA, Development Authority, Solid Waste Disposal Rev. (Fort
  James), 5.625%, 2018                                                                          $  150,000           $    150,257
---------------------------------------------------------------------------------------------------------------------------------
Savannah, GA, Economic Development Pollution (Union Camp Corp.), 6.15%, 2017                     1,000,000              1,141,450
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,291,707
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Savannah, GA, Economic Development Authority (Armstrong Center LLC), "A" ,
  XLCA, 5%, 2030                                                                                $  500,000           $    533,415
---------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 5.2%
---------------------------------------------------------------------------------------------------------------------------------
Clayton County, GA, Housing Authority, Multi-family Housing Rev. (Vineyard Pointe),
  "A", GNMA, 5.5%, 2032                                                                         $  995,000           $  1,055,824
---------------------------------------------------------------------------------------------------------------------------------
De Kalb County, GA, Housing Authority Multi-family Housing Rev. (Castaways
  Apartments), "A", GNMA, 5.4%, 2029                                                               595,000                628,695
---------------------------------------------------------------------------------------------------------------------------------
Hinesville, GA, Leased Housing Corp., "A", FHA, 6.7%, 2017                                         900,000                909,540
---------------------------------------------------------------------------------------------------------------------------------
Savannah, GA, Housing Authority (Chatham Gardens Project), FNMA, 5.625%, 2031                      750,000                816,075
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,410,134
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 5.1%
---------------------------------------------------------------------------------------------------------------------------------
Georgia Housing & Finance Authority Rev., 5.5%, 2032                                            $1,000,000           $  1,011,220
---------------------------------------------------------------------------------------------------------------------------------
Georgia Housing & Finance Authority Rev., Single Family Mortgage, 5.2%, 2020                        95,000                 95,568
---------------------------------------------------------------------------------------------------------------------------------
Georgia Housing & Finance Authority Rev., Single Family Mortgage, "A", 5.6%, 2032                  710,000                719,933
---------------------------------------------------------------------------------------------------------------------------------
Georgia Housing & Finance Authority Rev., Single Family Mortgage, "C", 5.8%, 2021                  750,000                778,733
---------------------------------------------------------------------------------------------------------------------------------
Georgia Housing & Finance Authority Rev., Single Family Mortgage, "C", 5.1%, 2022                  750,000                768,540
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,373,994
---------------------------------------------------------------------------------------------------------------------------------
STATE & AGENCY - OTHER - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
County Commissioners of Georgia Assoc., Leasing Program, Rockdale County, GA
  (Public Purpose Project), AMBAC, 5.625%, 2020                                                 $  500,000           $    552,670
---------------------------------------------------------------------------------------------------------------------------------
Fulton County, GA, Facilities Corp., Fulton County, GA (Public Purpose Project),
  AMBAC, 5.9%, 2019                                                                              1,000,000              1,111,470
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,664,140
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 2.8%
---------------------------------------------------------------------------------------------------------------------------------
Clayton County, GA, Development Authority Rev., "A", 6.25%, 2020                                $  500,000           $    567,970
---------------------------------------------------------------------------------------------------------------------------------
Dekalb County, GA, Public Safety & Judicial Facilities Authority Rev., 5%, 2029                    400,000                428,484
---------------------------------------------------------------------------------------------------------------------------------
Fayette County, GA, Public Facilities Authority (Criminal Justice Center Project),
  6.25%, 2010++++                                                                                  755,000                872,221
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,868,675
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., ASST GTY, 5.5%, 2018                              $1,000,000           $  1,075,940
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Childrens Trust Fund, Puerto Rico Tobacco Settlement Rev., 5.375%, 2033                         $  370,000           $    381,821
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico Highway & Transportation Authority, "Y", 5.5%, 2036                 $  610,000           $    683,206
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 8.9%
---------------------------------------------------------------------------------------------------------------------------------
Fulton County, GA (Morehouse College), AMBAC, 6.25%, 2021                                       $  980,000           $  1,136,496
---------------------------------------------------------------------------------------------------------------------------------
Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation Funding),
  "A", 5%, 2031                                                                                    265,000                278,727
---------------------------------------------------------------------------------------------------------------------------------
Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation), "A",
  5.75%, 2017                                                                                    1,000,000              1,130,150
---------------------------------------------------------------------------------------------------------------------------------
Private Colleges & University Authority (Emory University), "A", 5.75%, 2016                     1,000,000              1,113,780
---------------------------------------------------------------------------------------------------------------------------------
Private Colleges & University Authority (Emory University), "A", 5.75%, 2018                     1,000,000              1,126,460
---------------------------------------------------------------------------------------------------------------------------------
Private Colleges & University Authority (Mercer University), 5.75%, 2021                           500,000                549,815
---------------------------------------------------------------------------------------------------------------------------------
Savannah, GA, Economic Development Authority Rev. (College of Art & Design, Inc.),
  ETM, 6.2%, 2009++++                                                                              500,000                537,030
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,872,458
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - DORMITORIES - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
Georgia Private College & University Authority Rev. (Mercer Housing Corp.), "A",
  6%, 2021                                                                                      $  500,000           $    525,330
---------------------------------------------------------------------------------------------------------------------------------
Marietta, GA, Development Authority Rev., Student Housing (Southern Polytech
  University), "A", 6.25%, 2007++++                                                              1,000,000              1,095,660
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,620,990
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 6.4%
---------------------------------------------------------------------------------------------------------------------------------
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co.,
  Plant Vogtle), "1", FGIC, 4.75%, 2034                                                         $  500,000           $    503,395
---------------------------------------------------------------------------------------------------------------------------------
Georgia Municipal Electric Authority Power Rev., "A", MBIA, 6.5%, 2020                           1,250,000              1,600,650
---------------------------------------------------------------------------------------------------------------------------------
Griffin, GA, Combined Public Utility Rev., Refunding & Improvement, AMBAC, 5%, 2025                500,000                537,510
---------------------------------------------------------------------------------------------------------------------------------
Monroe County, GA, Pollution Control Rev. (Oglethorpe Power Corp.), "A", 6.8%, 2012              1,000,000              1,197,700
---------------------------------------------------------------------------------------------------------------------------------
Summerville, GA, Public Utility Rev., Refunding & Improvement, 5.75%, 2026                         350,000                380,079
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,219,334
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 26.8%
---------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Water & Wastewater Rev., "A", MBIA, 5%, 2033                                       $  500,000           $    523,475
---------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Water & Wastewater Rev., RITES, FGIC, 8.475%, 2016+++                               4,000,000              5,369,920
---------------------------------------------------------------------------------------------------------------------------------
Augusta, GA, Water & Sewer Rev., FSA, 5.25%, 2034                                                1,000,000              1,097,290
---------------------------------------------------------------------------------------------------------------------------------
Clayton County, GA, Water Authority, Water & Sewer Rev., 6.25%, 2010++++                         1,000,000              1,150,520
---------------------------------------------------------------------------------------------------------------------------------
Columbia County, GA, Water & Sewer Rev., FGIC, 6.25%, 2010++++                                     470,000                538,916
---------------------------------------------------------------------------------------------------------------------------------
Coweta County, GA, Development Authority Rev. (Newnan Water Sewer & Light
  Commission Project), AMBAC, 5.75%, 2016                                                        1,000,000              1,114,450
---------------------------------------------------------------------------------------------------------------------------------
De Kalb County, GA, Water & Sewer Rev., 5.125%, 2031                                             1,200,000              1,274,640
---------------------------------------------------------------------------------------------------------------------------------
Fairburn, GA, Utility Rev., 5.75%, 2020                                                            500,000                540,320
---------------------------------------------------------------------------------------------------------------------------------
Forsyth County, GA, Water & Sewer Authority, 6.25%, 2010++++                                     1,105,000              1,268,827
---------------------------------------------------------------------------------------------------------------------------------
Fulton County, GA, Water & Sewer Rev., FGIC, 6.375%, 2014                                          100,000                117,217
---------------------------------------------------------------------------------------------------------------------------------
Fulton County, GA, Water & Sewer Rev., FGIC, ETM, 6.375%, 2014++++                               2,150,000              2,520,166
---------------------------------------------------------------------------------------------------------------------------------
Gainesville, GA, Water & Sew Rev., FGIC, 5.625%, 2019                                            1,000,000              1,103,580
---------------------------------------------------------------------------------------------------------------------------------
Jackson County, GA, Water & Sewer Authority, "A", AMBAC, 5.75%, 2017                             1,000,000              1,135,140
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 17,754,461
---------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $59,130,856)                                                                 $ 64,767,885
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Water & Wastewater Rev., "C", 2.25%, due 7/01/05                                   $  200,000           $    200,000
---------------------------------------------------------------------------------------------------------------------------------
Illinois Development Finance Authority Rev. (Jewish Federation of Metropolitan
  Chicago), 2.3%, due 7/01/05                                                                      300,000                300,000
---------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at identified cost                                                                 $    500,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $59,630,856)                                                                     $ 65,267,885
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES-1.3%                                                                                       874,048
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                  $ 66,141,933
---------------------------------------------------------------------------------------------------------------------------------

   ++ Inverse floating rate security.
 ++++ Refunded bond.
    + Restricted security.
ETM = Escrowed to Maturity.

The following abbreviations for insurers and inverse floater are used in the Portfolio of Investments and are defined:

Insurers
---------------------------------------------------------------------------------------------------------------------------------
AMBAC            = AMBAC Indemnity Corp.
ASST GTY         = Asset Guaranty Insurance Co.
FGIC             = Financial Guaranty Insurance Co.
FHA              = Federal Housing Administration
FNMA             = Federal National Mortgage Assn.
FSA              = Financial Security Assurance, Inc.
GNMA             = Government National Mortgage Assn.
MBIA             = Municipal Bond Insurance Corp.
XLCA             = XL Capital Insurance Co.

Inverse Floaters
---------------------------------------------------------------------------------------------------------------------------------
RITES              = Residual Interest Tax-Exempt Security

See attached schedules.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Georgia Municipal Bond Fund
Supplemental Schedules (Unaudited) 06/30/2005
(1) Portfolio Securities


The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                                  $ 59,632,912
                                                                                ============
Gross unrealized appreciation                                                   $  5,634,973
Gross unrealized depreciation                                                              -
                                                                                ------------
      Net unrealized appreciation (depreciation)                                $  5,634,973
                                                                                ============

(2) Financial Instruments

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include swap agreements. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Swap Agreements
Interest Rate Swaps
                                    Notional Principal                                                           Unrealized
                                        Amount of            Cash Flows Paid          Cash Flows                 Appreciation
Expiration             Currency         Contract             by the Fund              Received by the Fund       (Depreciation)
--------------------------------------------------------------------------------------------------------------------------------
                                                             Fixed - 3 Year
                                                             BMA Swap Index,          Floating - 7 Day
12/01/07                 USD          $ 1,000,000               (2.795%)                BMA Swap Index           $  3,556
                                                             Fixed - 10 Year
                                                             BMA Swap Index,          Floating - 7 Day
9/01/15                  USD            1,000,000               (3.937%)                BMA Swap Index            (39,518)
                                                             Fixed - 10 Year
                                                             LIBOR Swap Index         Floating - 3 Month
12/01/15                 USD            1,500,000               (4.412%)                LIBOR Swap Index             (256)
                                                             Fixed - 10 Year
                                                             LIBOR Swap Index         Floating - 3 Month
12/07/15                 USD            1,000,000               (4.303%)                LIBOR Swap Index            8,360
                                                             Fixed - 10 Year
                                                             LIBOR Swap Index         Floating - 3 Month
12/09/15                 USD            1,500,000               (4.529%)                LIBOR Swap Index          (13,947)
                                                             Fixed - 10 Year
                                                             LIBOR Swap Index         Floating - 3 Month
12/23/15                 USD            2,000,000               (4.464%)                LIBOR Swap Index           (7,732)
                                                             Fixed - 15 Year
                                                             BMA Swap Index,          Floating - 7 Day
8/19/20                  USD            1,000,000               (3.744%)                BMA Swap Index            (11,778)
                                                             Fixed - 15 Year
                                                             LIBOR Swap Index         Floating - 3 Month
9/23/20                  USD              500,000               (4.54%)                 LIBOR Swap Index             (388)
                                                           Fixed - 15 Year
                                                           LIBOR Swap Index           Floating - 3 Month
11/29/20                 USD            1,000,000               (4.77%)                 LIBOR Swap Index           (21,935)
                                                                                                                 ---------
                                                                                                                 $ (83,638)
                                                                                                                 =========

At June 30, 2005, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

(3) Restricted Securities

At June 30, 2005, the fund owned the following restricted securities which are subject to legal or contractual restrictions on resale, excluding securities issued under Rule 144A, constituting 9.05% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered.
The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                           DATE OF                 PAR
DESCRIPTION                              ACQUISITION              AMOUNT                    COST                   VALUE
--------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Water & Wastewater
Rev., RITES, FGIC, 8.475%, 2016          4/20/99              $ 4,000,000               $ 4,668,400              $ 5,369,920
Puerto Rico Municipal Finance
Agency, RITES, FSA, 9.559%, 2016         1/06/00                  500,000                   519,760                  616,840
                                                                                                                 -----------
                                                                                                                 $ 5,986,760
                                                                                                                 ===========

A prospectus for any MFS product can be obtained from your investment professional. You should read the prospectus carefully before investing as it contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, and the fees, charges, and expenses involved. These elements, as well as other information contained in the prospectus, should be considered carefully before investing.

(C)2005 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 06/30/05

MFS(R) MARYLAND MUNICIPAL BOND FUND


[graphic omitted]

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Maryland Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 06/30/2005

ISSUER                                                                                         PAR AMOUNT                 $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 95.3%
---------------------------------------------------------------------------------------------------------------------------------
AIRPORT AND PORT REVENUE - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Maryland Transportation Authority (Baltimore/Washington International Airport), "A",
  AMBAC, 5%, 2027                                                                               $1,000,000           $  1,051,760
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 3.9%
---------------------------------------------------------------------------------------------------------------------------------
Baltimore, MD, "B", 7.15%, 2009                                                                 $2,120,000           $  2,462,083
---------------------------------------------------------------------------------------------------------------------------------
Baltimore, MD, UT, Public Improvement, "A", MBIA, 7%, 2009                                       1,000,000              1,161,050
---------------------------------------------------------------------------------------------------------------------------------
Frederick County, MD, Public Facilities, 5.25%, 2009++++                                         2,000,000              2,193,540
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,816,673
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 15.5%
---------------------------------------------------------------------------------------------------------------------------------
Anne Arundel County, MD, 5%, 2009++++                                                           $2,000,000           $  2,170,100
---------------------------------------------------------------------------------------------------------------------------------
Howard County, MD, "B", 0%, 2008                                                                 1,000,000                911,320
---------------------------------------------------------------------------------------------------------------------------------
Howard County, MD, Consolidated Public Improvement, "A", 5.5%, 2008++++                          1,000,000              1,077,780
---------------------------------------------------------------------------------------------------------------------------------
Howard County, MD, Consolidated Public Improvement, "A", 5.5%, 2008++++                          2,000,000              2,155,560
---------------------------------------------------------------------------------------------------------------------------------
Montgomery County, MD, Consolidated Public Improvement, 5%, 2011++++                             1,000,000              1,103,290
---------------------------------------------------------------------------------------------------------------------------------
Montgomery County, MD, Consolidated Public Improvement, 5%, 2011++++                               500,000                551,645
---------------------------------------------------------------------------------------------------------------------------------
Prince George's County, MD, 0%, 2007                                                             5,110,000              4,824,096
---------------------------------------------------------------------------------------------------------------------------------
Prince George's County, MD, Consolidated Public Improvement, "A", 5%, 2023                       2,000,000              2,160,900
---------------------------------------------------------------------------------------------------------------------------------
Prince Georges County, MD, Unrefunded Balance, Public Improvement, FSA, 5.375%, 2015                80,000                 87,837
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Municipal Finance Agency, RITES, FSA, 8.551%, 2019+++                                1,000,000              1,179,740
---------------------------------------------------------------------------------------------------------------------------------
Washington Suburban Sanitation District, General Construction Rev., 5%, 2028                       980,000              1,044,582
---------------------------------------------------------------------------------------------------------------------------------
Washington Suburban Sanitation District, General Construction Rev., 5%, 2027                       930,000                993,621
---------------------------------------------------------------------------------------------------------------------------------
Washington Suburban Sanitation District, General Construction Rev., 5%, 2029                     1,025,000              1,089,985
---------------------------------------------------------------------------------------------------------------------------------
Worcester County, MD, Public Improvement, 5.625%, 2010++++                                       1,620,000              1,816,668
---------------------------------------------------------------------------------------------------------------------------------
Worcester County, MD, Public Improvement, 5.625%, 2010++++                                       2,030,000              2,276,442
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 23,443,566
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 21.3%
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare),
  "A", 5.75%, 2025                                                                              $1,000,000           $  1,075,960
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health
  Systems), "A", FSA, 5%, 2023                                                                   1,000,000              1,080,340
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health
  Systems), "A", FSA, 5%, 2034                                                                   1,585,000              1,686,408
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Calvert Health
  Systems), 5.5%, 2039                                                                           1,000,000              1,065,630
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Carroll County
  General Hospital), 6%, 2037                                                                    1,000,000              1,077,880
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community
  Hospital), 5.5%, 2024                                                                          1,000,000              1,004,100
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Frederick Memorial
  Hospital), 5.125%, 2035                                                                        1,000,000              1,021,470
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Frederick Memorial
  Hospital), FGIC, 5.25%, 2013                                                                   1,850,000              2,058,865
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Good Samaritan
  Hospital), ETM, 5.7%, 2009++++                                                                 1,085,000              1,172,277
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins
  Medical Institutions), "A", 5%, 2037                                                             750,000                789,323
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins
  Hospital), 5%, 2021                                                                              750,000                788,790
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Lifebridge Health), "A",
  5.125%, 2034                                                                                   1,000,000              1,042,020
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Medalantic/Helix
  Issue), "B", AMBAC, 5.25%, 2038                                                                1,500,000              1,753,260
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health),
  5.5%, 2033                                                                                       800,000                837,880
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical
  Center), FSA, 5.625%, 2017                                                                     1,800,000              1,881,612
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (North Arundel
  Hospital), 6.5%, 2026                                                                            500,000                572,040
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Suburban Hospital),
  "A", 5.5%, 2016                                                                                1,000,000              1,117,890
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Union Hospital Cecil
  County Issue), 5%, 2035                                                                          500,000                514,250
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Union Hospital of
  Cecil County Issue), 5.625%, 2032                                                              1,000,000              1,063,710
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland
  Medical Systems), 6.625%, 2020                                                                 1,000,000              1,141,870
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland
  Medical Systems), "B", AMBAC, 5%, 2024                                                         1,000,000              1,075,570
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Upper Chesapeake
  Hospital), "A", FSA, 5.5%, 2020                                                                2,000,000              2,127,560
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Rev. (Helix Health Issue), AMBAC,
  ETM, 5%, 2008++++                                                                              2,500,000              2,749,275
---------------------------------------------------------------------------------------------------------------------------------
Maryland Industrial Development Authority, Economic Development Rev., RIBS, FSA,
  9.14%, 2022++                                                                                  1,400,000              1,908,172
---------------------------------------------------------------------------------------------------------------------------------
Maryland State Health & Higher Educational Facilities Authority Rev. (Catholic Health),
  "A", 6%, 2020                                                                                    245,000                277,391
---------------------------------------------------------------------------------------------------------------------------------
Maryland State Health & Higher Educational Facilities Authority Rev. (Catholic Health),
  "A", 6%, 2020                                                                                    755,000                853,505
---------------------------------------------------------------------------------------------------------------------------------
Montgomery County, MD, Economic Development (Trinity Healthcare Group), 5.125%, 2022               500,000                528,010
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 32,265,058
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Bradford Oaks
  Nursing & Rehabilitation Center), 6.375%, 2027                                                $1,000,000           $  1,014,130
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Ridge), "A",
  6%, 2035                                                                                         150,000                158,166
---------------------------------------------------------------------------------------------------------------------------------
Westminster, MD, Economic Development Rev. (Carroll Lutheran Village), "A", 6.25%, 2034            400,000                418,848
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,591,144
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - CHEMICALS - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Baltimore, MD, Port Facilities Rev., Consolidated Coal Sales, "B", 6.5%, 2011                   $1,500,000           $  1,575,330
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Northeast Maryland Waste Disposal Authority, Resources Recovery Rev. (Baltimore
  Resco Retrofit Project), 5%, 2012                                                             $  690,000           $    711,769
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Refinery),
  5.875%, 2022                                                                                  $  375,000           $    405,199
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - ENTERTAINMENT & TOURISM - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Maryland Industrial Development Authority, Economic Development (Baltimore
  Aquarium Project), 5.2%, 2026                                                                 $1,000,000           $  1,065,640
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
Harford County MD, Economic Development Rev. (Battelle Memorial Institute Project),
  5.25%, 2034                                                                                   $1,600,000           $  1,710,816
---------------------------------------------------------------------------------------------------------------------------------
Maryland Industrial Authority, Economic Development Rev. (YMCA Baltimore), 8%, 2006++++          2,825,000              3,034,417
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,745,233
---------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 4.9%
---------------------------------------------------------------------------------------------------------------------------------
Baltimore, MD, City Housing Corp. Rev., "A", FHA, 7.25%, 2023                                   $1,055,000           $  1,060,370
---------------------------------------------------------------------------------------------------------------------------------
Baltimore, MD, City Housing Corp. Rev., FHA, 7.75%, 2009                                           505,000                504,808
---------------------------------------------------------------------------------------------------------------------------------
Maryland Community Development Administration (Waters Landing II Apartments),
  "A", GNMA, 5.875%, 2033                                                                        1,500,000              1,596,630
---------------------------------------------------------------------------------------------------------------------------------
Maryland Community Development Administration, "A", 5%, 2034                                       940,000                956,253
---------------------------------------------------------------------------------------------------------------------------------
Maryland Community Development Administration, "A", 5.1%, 2044                                   1,000,000              1,015,820
---------------------------------------------------------------------------------------------------------------------------------
Maryland Community Development Administration, Housing, "D", 5%, 2032                            1,000,000              1,013,130
---------------------------------------------------------------------------------------------------------------------------------
Maryland Community Development Administration, Multi-Family Housing Insured
  Mortgage, "B", 5.6%, 2032                                                                      1,250,000              1,312,238
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,459,249
---------------------------------------------------------------------------------------------------------------------------------
PARKING - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins
  Medical Institutions), AMBAC, 5%, 2034                                                        $1,500,000           $  1,595,970
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - LOCAL - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Prince George's County, MD, Housing, Single Family Collateral, "A", 7.4%, 2032                  $  120,000           $    120,296
---------------------------------------------------------------------------------------------------------------------------------
Prince George's County, MD, Housing, Single Family Collateral, "A", GNMA, 5.6%, 2034               130,000                133,072
---------------------------------------------------------------------------------------------------------------------------------
Prince George's County, MD, Housing, Single Family Step Coupon, "A", GNMA,
  5.375%, 2018                                                                                     285,000                289,172
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    542,540
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 4.0%
---------------------------------------------------------------------------------------------------------------------------------
Maryland Community Development Administration, Housing, "A", 5.875%, 2016                       $1,280,000           $  1,328,563
---------------------------------------------------------------------------------------------------------------------------------
Maryland Community Development Administration, Residential, "B", 4.75%, 2019                     1,405,000              1,433,831
---------------------------------------------------------------------------------------------------------------------------------
Maryland Community Development Administration, Single Family Program, First
  Series, 5.15%, 2018                                                                            2,000,000              2,056,180
---------------------------------------------------------------------------------------------------------------------------------
Maryland Community Development Administration, Single Family Program, Second
  Series, 4.5%, 2024                                                                               750,000                760,815
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Housing Finance Authority, Home Mortgage Rev., Mortgage Backed
  Securities, "A", 4.75%, 2023                                                                     180,000                180,954
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Housing Finance Authority, Mortgage Backed Securities, "A", 4.375%, 2017               305,000                306,177
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,066,520
---------------------------------------------------------------------------------------------------------------------------------
SOLID WASTE REVENUE - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Northeast Maryland Waste Disposal Authority, Solid Waste Rev., 6%, 2006                         $1,100,000           $  1,130,745
---------------------------------------------------------------------------------------------------------------------------------
STATE & AGENCY - OTHER - 3.8%
---------------------------------------------------------------------------------------------------------------------------------
Howard County, MD, COP, 8%, 2019                                                                $  805,000           $  1,170,438
---------------------------------------------------------------------------------------------------------------------------------
Howard County, MD, COP, 8%, 2019                                                                   385,000                559,775
---------------------------------------------------------------------------------------------------------------------------------
Howard County, MD, COP, 8%, 2019                                                                   680,000                988,693
---------------------------------------------------------------------------------------------------------------------------------
Howard County, MD, COP, 8.15%, 2021                                                                450,000                669,281
---------------------------------------------------------------------------------------------------------------------------------
Prince George's County, MD, COP, "A", MBIA, 0%, 2006                                             2,490,000              2,423,069
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,811,256
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 4.2%
---------------------------------------------------------------------------------------------------------------------------------
Maryland Stadium Authority, Lease Rev. (Convention Center Expansion), AMBAC,
  5.875%, 2012                                                                                  $1,000,000           $  1,023,080
---------------------------------------------------------------------------------------------------------------------------------
Prince George's County, MD, Lease Development Authority Rev., MBIA, 0%, 2009                     1,500,000              1,318,710
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., Commonwealth Appropriation, "E", 5.7%, 2010++++                1,235,000              1,370,245
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., RITES, AMBAC, 8.255%, 2013+++                                    500,000                644,030
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., RITES, AMBAC, 8.255%, 2016+++                                  1,520,000              2,026,829
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,382,894
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "A", 5.5%, 2022                                   $1,000,000           $  1,060,410
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "E", 5.875%, 2018                                  1,000,000              1,040,660
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,101,070
---------------------------------------------------------------------------------------------------------------------------------
TAX ASSESSMENT - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Anne Arundel County, MD, Special Obligations (Arundel Mills Project), 5.125%, 2029              $1,555,000           $  1,670,163
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Childrens Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033                        $  235,000           $    242,508
---------------------------------------------------------------------------------------------------------------------------------
Guam Economic Development Authority, Tobacco Settlement, "B", 5.5%, 2041                           400,000                408,908
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021                                        235,000                238,243
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    889,659
---------------------------------------------------------------------------------------------------------------------------------
TOLL ROADS - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Maryland State Transportation Authority, Project Facilities Rev., FSA, 5%, 2034                 $1,540,000           $  1,645,690
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 10.5%
---------------------------------------------------------------------------------------------------------------------------------
Annapolis, MD, Economic Development Rev. (St. John's College), 5.5%, 2018                       $  750,000           $    787,500
---------------------------------------------------------------------------------------------------------------------------------
Anne Arundel County, MD, Economic Development (Community College Project),
  5.25%, 2028                                                                                    1,600,000              1,731,728
---------------------------------------------------------------------------------------------------------------------------------
Frederick County, MD, Educational Facilities Rev. (Mount St. Mary's College), "A",
  5.7%, 2020                                                                                       850,000                900,346
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher College),
  5.375%, 2025                                                                                     500,000                543,985
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins
  University), 5.625%, 2027                                                                      1,400,000              1,475,796
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins
  University), "A", 5%, 2032                                                                     2,000,000              2,108,380
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola College), "A",
  MBIA, 5.5%, 2016                                                                               3,000,000              3,154,440
---------------------------------------------------------------------------------------------------------------------------------
Morgan State University, MD, Academic, "A", MBIA, ETM, 0%, 2006++++                              1,135,000              1,105,059
---------------------------------------------------------------------------------------------------------------------------------
Morgan State University, MD, Academic, "A", MBIA, ETM, 0%, 2008++++                              1,400,000              1,282,400
---------------------------------------------------------------------------------------------------------------------------------
Morgan State University, MD, Academic, MBIA, 6.05%, 2015                                         1,500,000              1,749,765
---------------------------------------------------------------------------------------------------------------------------------
Westminster, MD, Educational Facilities Rev. (McDaniel College), 5.5%, 2032                      1,000,000              1,059,840
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 15,899,239
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - DORMITORIES - 3.4%
---------------------------------------------------------------------------------------------------------------------------------
Maryland Economic Development Corp. (Morgan State University Project), "A", 6%, 2034            $1,000,000           $  1,052,440
---------------------------------------------------------------------------------------------------------------------------------
Maryland Economic Development Corp. (University of Maryland College Park Project),
  AMBAC, 5%, 2019                                                                                1,850,000              1,979,093
---------------------------------------------------------------------------------------------------------------------------------
Maryland Economic Development Corp., Collegiate Housing (Salisbury), "A", 6%, 2019               1,000,000              1,056,980
---------------------------------------------------------------------------------------------------------------------------------
Maryland Economic Development Corp., Collegiate Housing Rev. (Towson University),
  "A", 5.75%, 2029                                                                               1,000,000              1,019,450
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,107,963
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 4.0%
---------------------------------------------------------------------------------------------------------------------------------
Guam Power Authority Rev., RITES, AMBAC, 7.995%, 2015+++                                        $1,680,000           $  1,981,459
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority Rev., "NN", 5.125%, 2024                                    1,500,000              1,600,650
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority Rev., "RR", XLCA, 5%, 2030                                    850,000                915,059
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority Rev., RITES, FSA, 7.97%, 2015+++                            1,400,000              1,581,496
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,078,664
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 5.9%
---------------------------------------------------------------------------------------------------------------------------------
Baltimore, MD, Project Rev. (Wastewater Projects), "A", FGIC, 5%, 2033                          $1,095,000           $  1,159,244
---------------------------------------------------------------------------------------------------------------------------------
Baltimore, MD, Project Revenue., Refunding Water Projects, "A", FGIC, 5.125%, 2032               1,000,000              1,066,720
---------------------------------------------------------------------------------------------------------------------------------
Baltimore, MD, Rev., LEVRRS, MBIA, 8.42%, 2020++                                                 3,000,000              4,041,180
---------------------------------------------------------------------------------------------------------------------------------
Baltimore, MD, Wastewater Rev. Project, "A", MBIA, 5.65%, 2020                                   2,000,000              2,347,060
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Aqueduct & Sewer Authority Rev., ETM, 10.25%, 2009++++                                 270,000                313,216
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,927,420
---------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $132,127,878)                                                                $143,980,414
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 3.6%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
  Hospital), "B", 2.32%, due 7/07/05                                                            $2,600,000           $  2,600,000
---------------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Corp. Rev. (Scott & White Memorial
  Hospital), "A", 2.3%, due 7/01/05                                                                200,000                200,000
---------------------------------------------------------------------------------------------------------------------------------
Burke County, GA, Development Authority Pollution Rev., 2.32%, due 7/06/05                         300,000                300,000
---------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (University of Chicago Hospital), 2.3%,
  due 7/01/05                                                                                    1,700,000              1,700,000
---------------------------------------------------------------------------------------------------------------------------------
Irvine, CA, Improvement Building Act 1915, 2.3%, due 7/06/05                                       600,000                600,000
---------------------------------------------------------------------------------------------------------------------------------
State of Oregon, "73G", 2.3%, due 7/06/05                                                          100,000                100,000
---------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at identified cost                                            $5,500,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $137,627,878)                                                                    $149,480,414
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.1%                                                                                   1,692,540
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                  $151,172,954
---------------------------------------------------------------------------------------------------------------------------------

  ++ Inverse floating rate security.
   + Restricted security.
++++ Refunded bond.
     COP = Certificates of Participation
     ETM = Escrowed to Maturity

The following abbreviations for insurers and inverse floater are used in the Portfolio of Investments and are defined:

Insurers
---------------------------------------------------------------------------------------------------------------------------------
AMBAC             = AMBAC Indemnity Corp.
FGIC              = Financial Guaranty Insurance Co.
FHA               = Federal Housing Administration
FSA               = Financial Security Assurance, Inc.
GNMA              = Government National Mortgage Assn.
MBIA              = Municipal Bond Insurance Corp.
XLCA              = XL Capital Insurance Co.

Inverse Floaters
---------------------------------------------------------------------------------------------------------------------------------
LEVRRS            = Leveraged Reverse Rate Securities
RIBS              = Residual Interest Bonds
RITES             = Residual Interest Tax-Exempt Security

See attached schedules.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS MARYLAND MUNICIPAL BOND FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 06/30/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                             $ 137,515,021
                                                                           =============
Gross unrealized appreciation                                              $  12,199,605
Gross unrealized depreciation                                                   (234,212)
                                                                           -------------
      Net unrealized appreciation (depreciation)                           $  11,965,393
                                                                           =============

(2) Financial Instruments

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include swap agreements. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Swap Agreements
Interest Rate Swaps
                                      Notional Principal                                                           Unrealized
                                          Amount of          Cash Flows Paid              Cash Flows             Appreciation
Expiration             Currency           Contract             by the Fund           Received by the Fund       (Depreciation)
--------------------------------------------------------------------------------------------------------------------------------


                                                            Fixed - 3 Year
                                                               BMA Swap                Floating - 7 Day
                                                                Index,                     BMA Swap
12/01/07                  USD             $ 3,000,000          (2.795%)                      Index                 $  10,667

                                                            Fixed - 10 Year
                                                               BMA Swap                Floating - 7 Day
                                                                Index,                     BMA Swap
9/01/15                   USD               2,000,000          (3.937%)                      Index                   (79,036)

                                                            Fixed - 10 Year              Floating - 3
                                                              LIBOR Swap                  Month LIBOR
12/01/15                  USD               2,000,000        Index (4.412%)               Swap Index                    (341)

                                                            Fixed - 10 Year              Floating - 3
                                                              LIBOR Swap                  Month LIBOR
12/23/15                  USD               2,000,000        Index (4.464%)               Swap Index                  (7,732)

                                                            Fixed - 12 Year
                                                               BMA Swap                Floating - 7 Day
                                                                Index,                     BMA Swap
8/11/17                   USD               2,000,000          (3.755%)                      Index                    (41,345)

                                                            Fixed - 15 Year
                                                               BMA Swap                Floating - 7 Day
                                                                Index,                     BMA Swap
8/19/20                   USD               1,250,000          (3.744%)                      Index                    (14,723)

                                                            Fixed - 15 Year              Floating - 3
                                                              LIBOR Swap                  Month LIBOR
9/23/20                   USD               1,500,000        Index (4.54%)                Swap Index                  (1,164)

                                                            Fixed - 15 Year              Floating - 3
                                                              LIBOR Swap                  Month LIBOR
11/29/20                  USD               2,000,000        Index (4.77%)                Swap Index                  (43,871)
                                                                                                                   ----------
                                                                                                                   $ (177,545)
                                                                                                                   ==========

At June 30, 2005, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

(3) Restricted Securities

At June 30, 2005, the fund owned the following restricted securities which are subject to legal or contractual restrictions on resale, excluding securities issued under Rule 144A, constituting 4.90% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered.
The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                        DATE OF                 PAR
DESCRIPTION                           ACQUISITION              AMOUNT              COST           VALUE
---------------------------------------------------------------------------------------------------------------------------------
Guam Power Authority Rev.,
RITES, AMBAC, 7.995%, 2015              5/20/99               1,680,000         $ 1,760,909     $ 1,981,459
Puerto Rico Electric Power
Authority Rev., RITES, FSA,
7.97%, 2015                             9/16/99               1,400,000           1,367,100       1,581,496
Puerto Rico Municipal Finance
Agency, RITES, FSA, 8.551%,
2019                                    1/06/00               1,000,000             905,080       1,179,740
Puerto Rico Public Finance
Corp., RITES, AMBAC,
8.255%, 2013                            9/30/99               500,000               509,110         644,030
Puerto Rico Public Finance
Corp., RITES, AMBAC,
8.255%, 2016                            3/31/99               1,520,000           1,729,851       2,026,829
                                                                                                -----------
                                                                                                $ 7,413,554
                                                                                                ===========

A prospectus for any MFS product can be obtained from your investment professional. You should read the prospectus carefully before investing as it contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, the fees, charges, and expenses involved. These elements, as well as other information contained in the prospectus, should be considered carefully before investing.

(C)2005 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 06/30/05

MFS(R) MASSACHUSETTS
MUNICIPAL BOND FUND

[graphic omitted]

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Massachusetts Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 06/30/2005

ISSUER                                                                                     PAR AMOUNT                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.7%
---------------------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 4.9%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., 6.125%, 2010++++                                      $   1,460,000            $     1,658,983
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., "A" , AMBAC, 5%, 2035                                     4,000,000                  4,265,520
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., "A", FSA, 5.125%, 2017                                    1,275,000                  1,372,920
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., "A", MBIA, 5%, 2033                                       3,000,000                  3,120,090
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., "C", 6%, 2010++++                                         1,000,000                  1,131,090
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., ETM, 13%, 2013++++                                          660,000                    934,850
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    12,483,453
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 14.1%
---------------------------------------------------------------------------------------------------------------------------------
Boston, MA, "A", 5.75%, 2010++++                                                         $   3,645,000            $     4,068,330
---------------------------------------------------------------------------------------------------------------------------------
Brookline, MA, 5.375%, 2019                                                                  1,800,000                  1,992,042
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, 5.875%, 2009++++                                              1,000,000                  1,116,940
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, "B", 5.25%, 2028                                              2,500,000                  2,901,600
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, FGIC, ETM, 7%, 2009++++                                       1,150,000                  1,276,282
---------------------------------------------------------------------------------------------------------------------------------
Greater Lawrence, MA, San District, MBIA, 5.625%, 2020                                       1,640,000                  1,823,303
---------------------------------------------------------------------------------------------------------------------------------
Lynn, MA, AMBAC, 5.125%, 2018                                                                3,690,000                  3,968,484
---------------------------------------------------------------------------------------------------------------------------------
Mansfield, MA, FSA, 5.375%, 2017                                                             1,170,000                  1,284,215
---------------------------------------------------------------------------------------------------------------------------------
Middleborough, MA, FGIC, 5.6%, 2014                                                             75,000                     83,276
---------------------------------------------------------------------------------------------------------------------------------
Salisbury, MA, MBIA, 5.25%, 2031                                                             2,790,000                  3,039,956
---------------------------------------------------------------------------------------------------------------------------------
State of Massachusetts, Capital Appreciation Consolidated Loan, "C",
  ETM, 0%, 2005++++                                                                          2,000,000                  1,978,240
---------------------------------------------------------------------------------------------------------------------------------
State of Massachusetts, Consolidated Loan, "A", 6%, 2010++++                                 3,000,000                  3,385,800
---------------------------------------------------------------------------------------------------------------------------------
State of Massachusetts, Consolidated Loan, "B", 5.75%, 2010++++                              1,000,000                  1,124,000
---------------------------------------------------------------------------------------------------------------------------------
State of Massachusetts, Consolidated Loan, "C", 5.75%, 2010++++                              1,500,000                  1,683,750
---------------------------------------------------------------------------------------------------------------------------------
Sutton, MA, MBIA, 5.5%, 2017                                                                 1,000,000                  1,105,170
---------------------------------------------------------------------------------------------------------------------------------
Sutton, MA, MBIA, 5.5%, 2019                                                                 1,000,000                  1,101,460
---------------------------------------------------------------------------------------------------------------------------------
Westford, MA, FGIC, 5.25%, 2020                                                              2,250,000                  2,453,850
---------------------------------------------------------------------------------------------------------------------------------
Weymouth, MA, MBIA, 5.375%, 2020                                                             1,250,000                  1,364,525
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    35,751,223
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 5.7%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Bay Transportation Authority, RITES, 9.782%, 2016+++                       $   4,835,000            $     6,641,066
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Bay Transportation Authority, Unrefunded Balance "A", 5.75%, 2018                320,000                    356,550
---------------------------------------------------------------------------------------------------------------------------------
Maynard, MA, MBIA, 5.5%, 2021                                                                1,000,000                  1,130,390
---------------------------------------------------------------------------------------------------------------------------------
Springfield, MA, FSA, 6.25%, 2019                                                            2,600,000                  2,942,134
---------------------------------------------------------------------------------------------------------------------------------
Worcester, MA, "A", FSA, 6%, 2016                                                            2,955,000                  3,367,784
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    14,437,924
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 4.7%
---------------------------------------------------------------------------------------------------------------------------------
Belmont, MA, 5%, 2015                                                                    $   2,165,000            $     2,210,291
---------------------------------------------------------------------------------------------------------------------------------
Dudley-Charlton, MA, Regional School District, RITES, FGIC, 7.985%, 2015+++                  1,365,000                  1,755,772
---------------------------------------------------------------------------------------------------------------------------------
Dudley-Charlton, MA, Regional School District, RITES, FGIC, 7.985%, 2016+++                  1,430,000                  1,853,594
---------------------------------------------------------------------------------------------------------------------------------
Dudley-Charlton, MA, Regional School District, RITES, FGIC, 7.985%, 2018+++                  1,565,000                  2,056,785
---------------------------------------------------------------------------------------------------------------------------------
Narragansett, MA, Regional School District, AMBAC, 6%, 2019                                  1,720,000                  1,947,401
---------------------------------------------------------------------------------------------------------------------------------
Tantasquama, MA, Regional School District, FSA, 5.375%, 2016                                 2,000,000                  2,205,520
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    12,029,363
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 10.0%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency, Massachusetts Biomedical Research,
  "C", 6.375%, 2016                                                                      $      50,000            $        56,471
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Baystate Medical
  Center), "F", 5.75%, 2033                                                                  2,000,000                  2,141,000
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Berkshire Health
  Systems), 6.25%, 2031                                                                      1,350,000                  1,456,016
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev
  (Caritas Christi), 6.5%, 2012                                                                500,000                    559,055
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), "B",
  6.25%, 2022                                                                            $      20,000            $        21,588
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Covenant Health
  Systems, Inc.), 6.5%, 2017                                                                    75,000                     85,324
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Covenant Health
  Systems, Inc.), 6%, 2031                                                                   1,000,000                  1,092,830
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital),
  5.25%, 2018                                                                                1,330,000                  1,277,438
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Milford Whitinsville
  Hospital), 6.35%, 2032                                                                        50,000                     53,818
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville
  Regional Hospital), "C", 5.25%, 2018                                                       1,500,000                  1,513,815
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Milton Hospital), "C",
  5.5%, 2016                                                                                   800,000                    822,968
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (New England Medical
  Center Hospital), "H" , FGIC, 5.375%, 2018                                                 1,000,000                  1,107,620
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (New England Medical
  Center Hospital), "H" , FGIC, 5.375%, 2019                                                   815,000                    902,710
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Newton Wellesley
  Hospital), "G", MBIA, 6.125%, 2015                                                         1,000,000                  1,076,240
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (North Adams Regional
  Hospital), "C", 6.625%, 2018                                                                 475,000                    491,568
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare
  Systems), 5.75%, 2021                                                                        100,000                    111,891
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare
  Systems), "A", MBIA, 5.375%, 2018                                                          2,000,000                  2,103,020
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (South Shore Hospital),
  "F", 5.625%, 2019                                                                          2,000,000                  2,101,000
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (University of
  Massachusetts Memorial Hospital), 6.5%, 2021                                               1,000,000                  1,086,990
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Revenue (New England
  Medical Center Hospital), "H" , FGIC, 5%, 2025                                             1,135,000                  1,198,254
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Higher Educational Facilities Authority Rev., Catholic Health
  East Issue, 5.5%, 2032                                                                     1,575,000                  1,673,658
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev., Capital Appreciation (Mass
  Biomedical Research), "A", 0%, 2010                                                        5,300,000                  4,409,865
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    25,343,139
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Boston, MA, Industrial Development Finance Authority, Alzheimers Center Project,
  FHA, 5.5%, 2012                                                                        $     240,000            $       244,648
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev., First Mortgage (Loomis
  Communities Project), "A", 6.9%, 2032                                                        530,000                    572,872
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Evanswood) 1st Mortgage, "A",
  7.625%, 2014**                                                                               496,655                          0
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       817,520
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - OTHER - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Rev. (Lahey Clinic Medical Center),
  "C", FGIC, 5%, 2033                                                                    $   1,000,000            $     1,059,380
---------------------------------------------------------------------------------------------------------------------------------
HUMAN SERVICES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Learning Center for
  Deaf Children), 6.1%, 2019                                                             $   1,000,000            $     1,025,630
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - AIRLINES - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev. (Delta Air Lines, Inc.), "A", AMBAC, 5.5%, 2019        $   1,000,000            $     1,062,480
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev. (U.S. Airways), MBIA, 5.875%, 2016                         1,900,000                  2,039,745
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., Special Facilities (U.S. Airways), "A", MBIA,
  5.625%, 2011                                                                               1,140,000                  1,191,779
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     4,294,004
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Waste Management, Inc.), 5.5%, 2027       $     750,000            $       799,358
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev., Resource Recovery Rev. (Waste
  Management, Inc.), 6.9%, 2029                                                              1,000,000                  1,113,030
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     1,912,388
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev., Resource Recovery Rev. (Flour
  Corp.), 5.625%, 2019                                                                   $   1,675,000            $     1,779,152
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Welch Foods, Inc.), 5.6%, 2017                 2,100,000                  2,332,428
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Refinery),
  5.875%, 2022                                                                                 595,000                    642,915
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     4,754,495
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Martha's Vineyard, MA, Land Bank Rev., AMBAC, 5%, 2029                                   $     785,000            $       835,012
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev., (WGBH Educational Foundation),
  "A", AMBAC, 5.375%, 2042                                                                   3,000,000                  3,292,860
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     4,127,872
---------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 4.5%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency (Morville House Apartments), "A" LOC,
  4.95%, 2023                                                                            $   2,500,000            $     2,535,400
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Credit Housing-Chelsea Homes),
  "I-A", 5%, 2024                                                                            1,185,000                  1,203,687
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency Rev., "F", 5.125%, 2034                                   720,000                    737,705
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency Rev., "P", 5%, 2023                                     1,240,000                  1,260,175
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency Rev., "P", 5.1%, 2033                                   1,565,000                  1,593,436
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency Rev., "P", 5.2%, 2045                                   1,445,000                  1,456,098
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency, Housing Rev., Rental Mortgage, "A",
  AMBAC, 5.7%, 2020                                                                          1,515,000                  1,566,056
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency, Rev., "E", 5%, 2028                                    1,000,000                  1,011,170
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    11,363,727
---------------------------------------------------------------------------------------------------------------------------------
PARKING - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., Massachusetts Rev. (Rte 128 Parking Garage), "A", 6%, 2009++++$        450,000            $       510,179
---------------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., Massachusetts Rev. (Rte 128 Parking Garage), "A", 6%, 2009++++         500,000                    566,865
---------------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., Massachusetts Rev. (Rte 128 Parking Garage), "A", 6%, 2009++++         250,000                    283,433
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     1,360,477
---------------------------------------------------------------------------------------------------------------------------------
SALES & EXCISE TAX REVENUE - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Route 3 North Transportation Improvement Associates, MBIA, 5.625%, 2010++++              $   1,500,000            $     1,678,830
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency, Single Family Housing Rev., "102", 5%, 2029        $   1,500,000            $     1,524,045
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency, Single Family Housing Rev., "79", FSA,
  5.85%, 2021                                                                                  210,000                    218,394
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency, Single Family Housing Rev., "91", 5.5%, 2031           1,010,000                  1,020,555
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency, Single Family Housing Rev., "93", 5.05%, 2020            255,000                    260,179
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     3,023,173
---------------------------------------------------------------------------------------------------------------------------------
SOLID WASTE REVENUE - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Ogden Haverhill Associates),
  6.7%, 2014                                                                             $     600,000            $       643,068
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev., Semass Systems, "B", MBIA,
  5.625%, 2016                                                                               1,125,000                  1,254,285
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev., Resource Recovery Rev. (Ogden
  Haverhill Associates), 5.5%, 2013                                                             25,000                     25,581
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev., Resource Recovery Rev. (Ogden
  Haverhill Associates), 5.6%, 2019                                                          1,925,000                  1,960,670
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     3,883,604
---------------------------------------------------------------------------------------------------------------------------------
STATE & AGENCY - OTHER - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev., Visual & Performing Arts Project,
  6%, 2015                                                                               $   1,235,000            $     1,475,380
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., RITES, AMBAC, 8.255%, 2016+++                          $   2,500,000            $     3,333,600
---------------------------------------------------------------------------------------------------------------------------------
University of Massachusetts, Building Authority Project, "B", AMBAC, 5.5%, 2018              1,400,000                  1,544,046
---------------------------------------------------------------------------------------------------------------------------------
University of Massachusetts, Building Authority Project, "1", AMBAC, 5.25%, 2023             1,500,000                  1,647,075
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     6,524,721
---------------------------------------------------------------------------------------------------------------------------------
STUDENT LOAN REVENUE - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Educational Financing Authority, Education Loan Rev., "E", AMBAC,
  5%, 2013                                                                               $     895,000            $       930,639
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Educational Financing Authority, Education Loan Rev., "E", AMBAC,
  5%, 2015                                                                                      90,000                     93,584
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Educational Financing Authority, Education Loan Rev., "Issue E",
  AMBAC, 5.3%, 2016                                                                          1,490,000                  1,542,701
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Educational Financing Authority, Education Loan Rev., "Issue G, "A",
MBIA, 6.05%, 2017                                                                               60,000                     62,243
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     2,629,167
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "A", 5.5%, 2022                            $   2,950,000            $     3,128,210
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "E", 5.875%, 2018                              1,420,000                  1,477,737
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     4,605,947
---------------------------------------------------------------------------------------------------------------------------------
TAX ASSESSMENT - 6.9%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Bay Transportation Authority Assessment, "A", 5.25%, 2030                  $     615,000            $       651,119
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Bay Transportation Authority Assessment, "A", 5.75%, 2010++++                  3,460,000                  3,895,891
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Bay Transportation Authority, "A", 5%, 2034                                    3,500,000                  3,715,845
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Bay Transportation Authority, Sales Tax Rev., "A", 5%, 2032                    2,020,000                  2,116,960
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Special Obligations, Dedicated Tax Rev., FGIC, 5%, 2034                        6,500,000                  7,170,345
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    17,550,160
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Childrens Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033                 $     680,000            $       701,726
---------------------------------------------------------------------------------------------------------------------------------
Childrens Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.5%, 2039                         400,000                    412,136
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     1,113,862
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 18.7%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts College Building Authority Project Rev., "A", MBIA, 5.625%, 2009++++       $   1,650,000            $     1,826,171
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts College Building Authority Project Rev., "A", XLCA, 5.25%, 2023                1,000,000                  1,087,370
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Boston University), XLCA, 6%, 2059            1,500,000                  1,860,630
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Hampshire College), 5.7%, 2034                1,000,000                  1,074,920
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Massachusetts College of
  Pharmacy), 6.625%, 2010++++                                                                   50,000                     57,969
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Massachusetts College of
  Pharmacy), "C", 5.75%, 2033                                                                1,000,000                  1,078,910
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Mount Holyoke College), 5.125%, 2021          1,000,000                  1,078,110
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Smith College), 5%, 2035                      1,000,000                  1,064,470
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Suffolk University), 5.75%, 2019              1,000,000                  1,068,230
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Suffolk University), 5.85%, 2029              1,000,000                  1,060,510
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Western New England College),
  6.125%, 2032                                                                               1,115,000                  1,170,170
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev., (Olin College), "B", XLCA, 5.25%, 2033        3,000,000                  3,235,050
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev., Higher Education (Smith College),
  5.5%, 2010++++                                                                             1,210,000                  1,358,951
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Authority Rev. (University of Massachusetts),
  "A", FGIC, 5.625%, 2010++++                                                                2,170,000                  2,452,426
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), "K",
  5.25%, 2023                                                                                4,350,000                  4,365,660
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), "D",
  AMBAC, 6.05%, 2010++++                                                                     1,745,000                  2,012,282
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), "F",
  FGIC, 5%, 2023                                                                               500,000                    537,305
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (University of
  Massachusetts Worcester Campus), "B" , FGIC, 5.125%, 2019                                  1,780,000                  1,931,353
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (University of
  Massachusetts), "A", FGIC, 5.75%, 2010++++                                                 2,395,000                  2,721,079
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (University of
  Massachusetts), "A", FGIC, 5.85%, 2010++++                                                 1,200,000                  1,369,140
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (University of
  Massachusetts), "C", MBIA, 5.25%, 2031                                                     3,000,000                  3,247,110
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (University of
  Massachusetts), "D", FGIC, 5%, 2029                                                        1,500,000                  1,601,655
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (WellesleyCollege), "H",
  5%, 2033                                                                                   1,000,000                  1,054,490
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Wheelock College), "B",
  MBIA, 5.5%, 2021                                                                           3,275,000                  3,608,755
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Brandeis University), "C", MBIA, 0%, 2009      1,000,000                    869,080
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Brandeis University), "C", MBIA, 0%, 2010      1,000,000                    830,870
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Brandeis University), "C", MBIA, 0%, 2011        500,000                    397,810
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts State College Building Authority Project Rev., "A", XLCA, 5%, 2043             2,110,000                  2,202,798
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts State Health & Educational Facilities Authority Rev. (Williams College),
  "H", 5%, 2028                                                                              1,000,000                  1,060,760
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    47,284,034
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - SECONDARY SCHOOLS - 4.7%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Deerfield Academy), "A", 5%, 2028         $   1,000,000            $     1,059,090
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Williston Northampton School),
  XLCA, 5%, 2025                                                                               750,000                    796,890
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Williston Northampton School),
  6.5%, 2008++++                                                                             1,300,000                  1,466,751
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Xaverian Brothers High School),
  5.55%, 2019                                                                                1,000,000                  1,067,030
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Xaverian Brothers High School),
  5.65%, 2029                                                                                1,000,000                  1,051,400
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev., Middlesex School Education
  Project, 5.125%, 2023                                                                        500,000                    542,035
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Belmont Hill School), 5.625%, 2020             1,150,000                  1,231,535
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Concord Academy), 5.5%, 2027                   2,000,000                  2,087,340
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Dana Hall School), 5.9%, 2007++++              1,340,000                  1,445,873
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Tabor Academy), 5.4%, 2018                     1,000,000                  1,061,570
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    11,809,514
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Devens Electric Systems),
  5.625%, 2016                                                                           $     725,000            $       788,865
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 5.8%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts State Water Pollution Abatement Trust, (Pool Program Bonds), "10",
  5%, 2029                                                                               $   1,000,000            $     1,066,790
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts State Water Pollution Abatement Trust, MWRA Program, "A", 5%, 2032             1,510,000                  1,587,901
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts State Water Resources Authority, "B", MBIA, 5%, 2035                           1,000,000                  1,072,170
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Water Pollution Abatement Trust (Pool Program Bonds), "10", 5%, 2034           1,000,000                  1,059,020
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Water Pollution Abatement Trust, Series "5", 5.75%, 2009++++                     975,000                  1,088,393
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Water Pollution Abatement Trust, Unrefunded Balance, Series "5",
  5.75%, 2017                                                                                   25,000                     27,553
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Water Resources Authority, "A", FGIC, 6%, 2010++++                             1,000,000                  1,139,060
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Water Resources Authority, General, "J", FSA, 5%, 2023                           500,000                    532,095
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Water Resources Authority, RITES, FGIC, 10.314%, 2019+++                       4,010,000                  5,913,387
---------------------------------------------------------------------------------------------------------------------------------
Springfield, MA, Street & Sewer Commission, General, "A", AMBAC, 5%, 2021                    1,000,000                  1,077,610
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    14,563,979
---------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $226,539,040)                                                             $   247,691,831
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Higher Educational Facilities Authority Rev., Capital Assets
  Program, "D", 2.35%, due 7/01/05                                                       $   2,400,000            $     2,400,000
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Water Resources Authority, 2.26%, due 7/06/05                                    200,000                    200,000
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Water Resources Authority Rev., 2.26%, due 7/06/05                               195,000                    195,000
---------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at identified cost                                                              $     2,795,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $229,334,040)                                                                 $   250,486,831
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.2%                                                                                   2,938,583
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                               $   253,425,414
---------------------------------------------------------------------------------------------------------------------------------

   ** Non-income producing security - in default.
    + Restricted security.
   ++ Inverse floating rate security.
 ++++ Refunded bond.

ETM = Escrowed to Maturity

The following abbreviations for insurers and inverse floater are used in the Portfolio of Investments and are defined:
Insurers
---------------------------------------------------------------------------------------------------------------------------------
AMBAC             = AMBAC Indemnity Corp.
FGIC              = Financial Guaranty Insurance Co.
FHA               = Federal Housing Administration
FSA               = Financial Security Assurance, Inc.
LOC               = Letter of Credit
MBIA              = Municipal Bond Insurance Corp.
XLCA              = XL Capital Insurance Co.

Inverse Floaters
---------------------------------------------------------------------------------------------------------------------------------
RITES             = Residual Interest Tax-Exempt Security

See attached schedules.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS MASSACHUSETTS MUNICIPAL BOND FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 06/30/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                             $ 229,744,957
                                                                           =============
Gross unrealized appreciation                                              $ 21,629,742
Gross unrealized depreciation                                                  (887,868)
                                                                           -------------
      Net unrealized appreciation (depreciation)                           $ 20,741,874
                                                                           =============


(2) Financial Instruments

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include swap agreements. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Swap Agreements
Interest Rate Swaps

                                          Notional Principal                                                    Unrealized
                                              Amount of          Cash Flows Paid       Cash Flows              Appreciation
Expiration             Currency               Contract             by the Fund     Received by the Fund       (Depreciation)
---------------------------------------------------------------------------------------------------------------------------------
                                                                 Fixed - 3 Year
                                                                    BMA Swap        Floating - 7 Day
12/01/07               USD                $ 5,000,000            Index, (2.795%)     BMA Swap Index             $  17,778
                                                                 Fixed - 10 Year
                                                                    BMA Swap        Floating - 7 Day
8/03/15                USD                  5,000,000            Index, (3.803%)     BMA Swap Index              (149,384)
                                                                 Fixed - 10 Year
                                                                   LIBOR Swap       Floating - 3 Month
12/01/15               USD                  2,000,000            Index (4.412%)      LIBOR Swap Index                (341)
                                                                 Fixed - 10 Year
                                                                   LIBOR Swap       Floating - 3 Month
12/09/15               USD                  5,000,000            Index (4.529%)      LIBOR Swap Index             (46,489)
                                                                 Fixed - 10 Year
                                                                   LIBOR Swap       Floating - 3 Month
12/22/15               USD                  2,000,000            Index (4.474%)      LIBOR Swap Index              (9,661)
                                                                 Fixed - 12 Year
                                                                    BMA Swap        Floating - 7 Day
8/11/17                USD                  3,000,000            Index, (3.755%)     BMA Swap Index               (62,017)
                                                                 Fixed - 15 Year
                                                                    BMA Swap        Floating - 7 Day
8/19/20                USD                  3,000,000            Index, (3.744%)     BMA Swap Index               (35,334)
                                                                 Fixed - 15 Year
                                                                   LIBOR Swap       Floating - 3 Month
9/23/20                USD                  1,500,000            Index (4.54%)       LIBOR Swap Index              (1,164)
                                                                 Fixed - 15 Year
                                                                   LIBOR Swap       Floating - 3 Month
11/29/20               USD                  2,000,000            Index (4.77%)       LIBOR Swap Index             (43,871)
                                                                                                               ---------
                                                                                                               $(330,483)
                                                                                                               =========



At June 30, 2005 the fund had sufficient cash and/or securities to cover any commitments under these contracts.

(3) Restricted Securities

At June 30, 2005, the fund owned the following restricted securities which are subject to legal or contractual restrictions on resale, excluding securities issued under Rule 144A, constituting 8.51% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered.
The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                                                   PAR
DESCRIPTION                                    ACQUISITION        AMOUNT                  COST                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
Dudley-Charlton, MA, Regional School
District, RITES, FGIC, 7.985%, 2015            5/5/99           $ 1,365,000             $ 1,501,582           $ 1,755,772
Dudley-Charlton, MA, Regional School
District, RITES, FGIC, 7.985%, 2016            5/5/99             1,430,000               1,558,414             1,853,595
Dudley-Charlton, MA, Regional School
District, RITES, FGIC, 7.985%, 2018            5/5/99             1,565,000               1,687,884             2,056,786
Massachusetts Bay Transportation
Authority, RITES, 9.782%, 2016                 4/19/00            4,835,000               5,484,534             6,641,066
Massachusetts Water Resources
Authority, RITES, FGIC, 10.314%, 2019          3/16/00            4,010,000               4,742,707             5,913,387
Puerto Rico Public Finance Corp.,
RITES, AMBAC, 8.255%, 2016                     3/31/99            2,500,000               2,845,150             3,333,600
                                                                                                              -----------
                                                                                                              $21,554,206
                                                                                                              ===========

A prospectus for any MFS product can be obtained from your investment professional. You should read the prospectus carefully before investing as it contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, and the fees, charges, and expenses involved. These elements, as well as other information contained in the prospectus, should be considered carefully before investing.

(C)2005 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 06/30/05

MFS(R) MISSISSIPPI MUNICIPAL BOND FUND


[graphic omitted]

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Mississippi Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 06/30/2005

ISSUER                                                                                               PAR AMOUNT            $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 96.8%
---------------------------------------------------------------------------------------------------------------------------------
AIRPORT AND PORT REVENUE - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Jackson, MS, Municipal Airport Authority, Airport Rev., "A", AMBAC, 5%, 2031                    $  500,000           $    529,555
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 11.5%
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, ROLS, FGIC, 8.633%, 2016+++                                        $3,110,000           $  4,224,064
---------------------------------------------------------------------------------------------------------------------------------
Hinds County, MS, MBIA, 6.25%, 2010                                                              1,660,000              1,877,941
---------------------------------------------------------------------------------------------------------------------------------
Hinds County, MS, MBIA, 6.25%, 2011                                                              1,285,000              1,480,397
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Jackson, Mississippi) FSA, 5.25%, 2018           600,000                685,422
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Jackson, Mississippi) FSA, 5.25%, 2019         1,260,000              1,441,553
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Jackson, Mississippi) FSA, 5.25%, 2020           620,000                709,726
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 10,419,103
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 5.6%
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Municipal Finance Agency, RITES, FSA, 8.551%, 2017+++                               $  750,000           $    888,390
---------------------------------------------------------------------------------------------------------------------------------
State of Mississippi, Capital Improvement, 5.25%, 2010++++                                       2,000,000              2,213,420
---------------------------------------------------------------------------------------------------------------------------------
State of Mississippi, Capital Improvement, 5.5%, 2010++++                                          750,000                839,175
---------------------------------------------------------------------------------------------------------------------------------
State of Mississippi, Capital Improvement, "I", 6%, 2009++++                                     1,000,000              1,121,500
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,062,485
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 5.6%
---------------------------------------------------------------------------------------------------------------------------------
Biloxi, MS, Public School District, MBIA, 5%, 2021                                              $1,000,000           $  1,055,470
---------------------------------------------------------------------------------------------------------------------------------
Jackson, MS, Public School District, "B", AMBAC, 5.75%, 2010++++                                 1,000,000              1,130,220
---------------------------------------------------------------------------------------------------------------------------------
Jackson, MS, Public School District, "B", AMBAC, 0%, 2022                                        2,000,000                842,140
---------------------------------------------------------------------------------------------------------------------------------
Jackson, MS, Public School District, "B", AMBAC, 0%, 2023                                        1,000,000                393,900
---------------------------------------------------------------------------------------------------------------------------------
Madison County, MS, School District, "A", MBIA, 5.875%, 2016                                     1,500,000              1,671,480
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,093,210
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 18.8%
---------------------------------------------------------------------------------------------------------------------------------
Alcorn County, MS, Corinth Hospital Rev. (Magnolia Regional Health Center),
  AMBAC, 5.75%, 2013                                                                            $1,000,000           $  1,026,590
---------------------------------------------------------------------------------------------------------------------------------
Corinth & Alcorn County, MS, Hospital Rev. (Magnolia Regional Health Center), 5.5%, 2021           400,000                407,296
---------------------------------------------------------------------------------------------------------------------------------
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 2031                          1,000,000              1,062,260
---------------------------------------------------------------------------------------------------------------------------------
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital) MBIA, 6.125%, 2015                    2,250,000              2,278,035
---------------------------------------------------------------------------------------------------------------------------------
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital) MBIA, 6.2%, 2018                      1,000,000              1,012,500
---------------------------------------------------------------------------------------------------------------------------------
Hinds County, MS, Rev. (Methodist Hospital & Rehabilitation) AMBAC, 5.6%, 2012                   2,335,000              2,505,011
---------------------------------------------------------------------------------------------------------------------------------
Jones County, MS, Hospital Rev. (South Central Regional Medical Center), 5.5%, 2017              1,000,000              1,032,150
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Adams County Hospital) FSA,
  5.75%, 2016                                                                                    1,000,000              1,036,830
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Medical Center)
  MBIA, 6.5%, 2010                                                                               1,190,000              1,221,571
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Medical Center)
  MBIA, 6%, 2013                                                                                   750,000                769,583
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial
  Healthcare), "B-1", 5%, 2024                                                                   1,000,000              1,034,840
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General
  Hospital) FSA, 5.625%, 2020                                                                    1,000,000              1,102,960
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Hospital Equipment & Facilities Authority Rev., Refunding & Improvement,
  Southwest Regional Medical Center, 5.5%, 2019                                                    250,000                266,945
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Hospital Equipment & Facilities Authority, Refunding & Improvement,
  Southwest Regional Medical Center, 5.75%, 2023                                                   250,000                266,948
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Hospital Equipment & Facilities Rev. (Rush Medical Foundation) CONNIE
  LEE, 6.7%, 2018                                                                                2,000,000              2,005,480
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 17,028,999
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Refinery),
  5.875%, 2022                                                                                  $  210,000           $    226,911
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
Jones County, MS, Solid Waste Disposal Rev. (International Paper Co.) "A", 5.8%, 2021           $  500,000           $    519,305
---------------------------------------------------------------------------------------------------------------------------------
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser
  Co.), 6.8%, 2022                                                                               1,250,000              1,555,050
---------------------------------------------------------------------------------------------------------------------------------
Warren County, MS, Environmental Improvement Rev. (International Paper Co.),"A",
  4.4%, 2015                                                                                       750,000                754,658
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,829,013
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - ENTERTAINMENT & TOURISM - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank, Special Obligation (Diamond Lakes Utilities), 6.25%, 2017         $1,250,000           $  1,293,875
---------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Gulfport, MS, Community Development Urban Renewal Rev. (Oakview Apartments)
  FNMA, 7.4%, 2025                                                                              $1,735,000           $  1,742,322
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 7.9%
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev, "B-2", GNMA, 6.375%, 2032                       $  690,000           $    752,459
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "A", GNMA, 6.3%, 2031                             220,000                234,188
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "A-2", GNMA, 5.3%, 2023                           870,000                884,486
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "A-2", GNMA, 6.95%, 2031                          425,000                458,694
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "A-2", GNMA, 6.5%, 2032                           395,000                414,004
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "B", 5.3%, 2035                                   935,000                970,904
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "B", GNMA, 6.625%, 2027                           430,000                439,869
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "B-2", GNMA, 6.45%, 2033                          780,000                846,776
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "C", GNMA, 4.95%, 2025                            965,000                986,249
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "F", GNMA, 7.55%, 2027                            219,000                223,406
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., GNMA, 6.5%, 2024                                  940,000                945,151
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,156,186
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 13.1%
---------------------------------------------------------------------------------------------------------------------------------
Lamar County, MS, (Jail Project) MBIA, 5.1%, 2021                                               $  430,000           $    458,595
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Correctional Facilities), "A",
  AMBAC, 5.125%, 2025                                                                            1,000,000              1,071,750
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Hinds County Public
  Improvements), FSA, 5.25%, 2030                                                                1,110,000              1,198,411
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Mississippi, Ltd. Tax Hospital
  Rev.), 5.1%, 2020                                                                              1,000,000              1,066,110
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Natchez Mississippi Convention
  Center) AMBAC, 6%, 2021                                                                          750,000                854,385
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Public Improvement Board), 5%, 2023              750,000                756,967
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Southaven, MS, Recreation
  Facilities), 5.875%, 2014                                                                        375,000                408,225
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Southaven, MS, Recreation
  Facilities), 6.2%, 2020                                                                          400,000                440,024
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Tunica County Highway
  Construction Project), FGIC, 5%, 2024                                                          1,000,000              1,075,020
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Tunica County Highway
  Construction Project), FGIC, 5%, 2025                                                          1,000,000              1,072,580
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Tupelo Fairgrounds), "A", AMBAC,
  5%, 2017                                                                                         785,000                835,444
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., RITES, AMBAC, 8.255%, 2013+++                                    500,000                644,030
---------------------------------------------------------------------------------------------------------------------------------
Walnut Grove, MS, Correctional Authority, AMBAC, 6%, 2009++++                                    1,750,000              1,989,593
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 11,871,134
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "A", 5.25%, 2024                                  $  135,000           $    144,896
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Childrens Trust Fund, Tobacco Settlement Rev., PR, 5.375%, 2033                                 $  235,000           $    242,508
---------------------------------------------------------------------------------------------------------------------------------
Guam Economic Development Authority, Tobacco Settlement, "B", 5.5%, 2041                           350,000                357,794
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    600,302
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations, Madison County (Road & Bridge)
  AMBAC, 5.1%, 2019                                                                             $1,175,000           $  1,275,051
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 10.7%
---------------------------------------------------------------------------------------------------------------------------------
Jackson State University, Educational Building Corp. Rev., (Campus Facilities), "A",
  FGIC, 5%, 2029                                                                                $3,100,000           $  3,260,704
---------------------------------------------------------------------------------------------------------------------------------
Jackson State University, Educational Building Corp. Rev., (Student Recreation
  Center), AMBAC, 5.125%, 2027                                                                     750,000                795,285
---------------------------------------------------------------------------------------------------------------------------------
Medical Center, Educational Building Corp. Rev. (University of Mississippi Medical
  Center), "B", AMBAC, 5.5%, 2023                                                                1,000,000              1,178,190
---------------------------------------------------------------------------------------------------------------------------------
Mississippi State University Educational Building Corp. Rev. (Athletic Facilities), "A",
  6.2%, 2006++++                                                                                 1,000,000              1,051,150
---------------------------------------------------------------------------------------------------------------------------------
Mississippi State University Educational Building Corp. Rev., AMBAC, 5.5%, 2016                  1,000,000              1,105,030
---------------------------------------------------------------------------------------------------------------------------------
Mississippi State University Educational Building Corp. Rev., AMBAC, 5%, 2021                      250,000                264,590
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Valley State University, Educational Building Corp., MBIA, 5.5%, 2021                  890,000                973,082
---------------------------------------------------------------------------------------------------------------------------------
University of Mississippi, Educational Building Corp. (Performing Arts Center)
  AMBAC, 5.25%, 2018                                                                             1,000,000              1,062,690
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  9,690,721
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 4.2%
---------------------------------------------------------------------------------------------------------------------------------
Guam Power Authority Rev., RITES, AMBAC, 7.995%, 2013+++                                        $1,000,000           $  1,194,460
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Okolona Electric System), 5.2%, 2016           1,010,000              1,091,800
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority Rev., "II", 5.25%, 2031                                       875,000                938,866
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority Rev., "RR", XLCA, 5%, 2030                                    500,000                538,270
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,763,396
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 9.8%
---------------------------------------------------------------------------------------------------------------------------------
Jackson, MS, Water & Sewer Systems Rev., FGIC, 5.25%, 2017                                      $  420,000           $    448,329
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Combined Water Sewer & Solid
  Waste Management) FSA, 5.25%, 2021                                                             1,270,000              1,408,151
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Combined Water Sewer & Solid
  Waste Management) FSA, 5.05%, 2027                                                             1,610,000              1,733,873
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Gulfport Water & Sewer Project)
  FSA, 5.625%, 2012++++                                                                            500,000                582,690
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Gulfport Water & Sewer Project),
  "A", FGIC, 5.25%, 2012++++                                                                     2,000,000              2,252,180
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Jackson Water & Sewer System
  Project) FSA, 5%, 2029                                                                         2,000,000              2,123,560
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Jackson Water & Sewer System
  Project), FGIC, 5%, 2032                                                                         250,000                262,390
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,811,173
---------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $81,512,856)                                                                 $ 87,538,332
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Corp. Rev. (Scott & White Memorial
  Hospital), "A", 2.3%, due 7/01/05                                                             $  100,000           $    100,000
---------------------------------------------------------------------------------------------------------------------------------
Illinois Development Finance Authority Rev. (Jewish Federation of Metropolitan
  Chicago), 2.3%, due 7/01/05                                                                      300,000                300,000
---------------------------------------------------------------------------------------------------------------------------------
Jackson County, MS, Pollution Control Rev. (Chevron USA, Inc.), 2.25%, due 7/01/05                 800,000                800,000
---------------------------------------------------------------------------------------------------------------------------------
Missouri State Health & Educational Facilities Authority Rev., Medical Research
---------------------------------------------------------------------------------------------------------------------------------
Facilities (Stowers Institute), 2.3%, due 7/07/05                                               $  100,000                100,000
---------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                                                                 $  1,300,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $82,812,856)                                                                     $ 88,838,332
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.8%                                                                                   1,590,275
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                  $ 90,428,607
---------------------------------------------------------------------------------------------------------------------------------

   + Restricted security.
  ++ Inverse floating rate security.
++++ Refunded bond.

The following abbreviations are used in the Portfolio of Investments and are defined:

Insurers
---------------------------------------------------------------------------------------------------------------------------------
AMBAC           = AMBAC Indemnity Corp.
CONNIE LEE      = Connie Lee Insurance Co.
FGIC            = Financial Guaranty Insurance Co.
FNMA            = Federal National Mortgage Assn.
FSA             = Financial Security Assurance, Inc.
GNMA            = Government National Mortgage Assn.
MBIA            = Municipal Bond Insurance Corp.
XLCA            = XL Capital Insurance Co.

Inverse Floaters
---------------------------------------------------------------------------------------------------------------------------------
RITES           = Residual Interest Tax-Exempt Security
ROLS            = Residual Option Longs

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS MISSISSIPPI MUNICIPAL BOND FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 06/30/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                               $ 82,807,724
                                                                             ============
Gross unrealized appreciation                                                $  6,047,937
Gross unrealized depreciation                                                     (17,329)
                                                                             ------------
      Net unrealized appreciation(depreciation)                              $  6,030,608
                                                                             ============

(2) Financial Instruments

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include swap agreements. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Swap Agreements
Interest Rate Swaps
                                  Notional Principal                                                                Unrealized
                                      Amount of                Cash Flows Paid            Cash Flows               Appreciation
Expiration        Currency            Contract                   by the Fund          Received by the Fund        (Depreciation)
--------------------------------------------------------------------------------------------------------------------------------
                                                               Fixed - 3 Year
                                                                BMA Swap Index,       Floating - 7 Day BMA
12/01/07             USD             $ 2,000,000                   (2.795%)               Swap Index                $   7,111

                                                               Fixed - 10 Year
                                                                BMA Swap Index,       Floating - 7 Day BMA
9/01/15              USD               1,000,000                   (3.937%)               Swap Index                  (39,518)

                                                               Fixed - 10 Year
                                                                LIBOR Swap Index      Floating - 3 Month
12/01/15             USD               2,000,000                   (4.412%)             LIBOR Swap Index                 (341)

                                                               Fixed - 10 Year
                                                                LIBOR Swap Index      Floating - 3 Month
12/09/15             USD               2,000,000                   (4.529%)             LIBOR Swap Index              (18,595)

                                                               Fixed - 10 Year
                                                                LIBOR Swap Index      Floating - 3 Month
12/22/15             USD               1,000,000                   (4.474%)             LIBOR Swap Index               (4,830)

                                                               Fixed - 15 Year
                                                                BMA Swap Index,       Floating - 7 Day BMA
8/19/20              USD                 750,000                   (3.744%)               Swap Index                   (8,834)

                                                               Fixed - 15 Year
                                                                LIBOR Swap Index      Floating - 3 Month
9/23/20              USD               1,500,000                   (4.54%)              LIBOR Swap Index               (1,164)

                                                               Fixed - 15 Year
                                                                LIBOR Swap Index      Floating - 3 Month
11/29/20             USD               1,000,000                   (4.77%)              LIBOR Swap Index              (21,935)
                                                                                                                    ---------
                                                                                                                    $ (88,106)
                                                                                                                    =========

At June 30, 2005, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

(3) Restricted Securities

At June 30, 2005, the fund owned the following restricted securities which are subject to legal or contractual restrictions on resale, excluding securities issued under Rule 144A, constituting 7.69% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered.
The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.


                                           Date of                    Par
Description                                Acquisition                Amount                 Cost                         Value
--------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico,
ROLS, FGIC, 8.633%, 2016                   8/05/02                  $ 3,110,000           $  4,023,905                $ 4,224,064

Guam Power Authority Rev.,
RITES, AMBAC, 7.995%, 2013                 5/20/99                    1,000,000              1,072,720                  1,194,460

Puerto Rico Municipal Finance
Agency, RITES, FSA, 8.551%,
2017                                       1/06/00                      750,000                703,620                    888,390

Puerto Rico Public Finance Corp.,
RITES, AMBAC, 8.255%, 2013                 9/30/99                      500,000                509,110                    644,030
                                                                                                                      -----------
                                                                                                                      $ 6,950,944
                                                                                                                      ===========

A prospectus for any MFS product can be obtained from your investment professional. You should read the prospectus carefully before investing as it contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, the fees, charges, and expenses involved. These elements, as well as other information contained in the prospectus, should be considered carefully before investing.

(C)2005 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 06/30/05

 MFS(R) NEW YORK MUNICIPAL BOND FUND


[graphic omitted]

                                                             [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

MFS New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 06/30/2005

ISSUER                                                                                    PAR AMOUNT                 $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 96.1%
---------------------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
Port Authority NY & NJ, (120th Series) MBIA, 5.5%, 2018                                  $   1,500,000            $     1,591,380
---------------------------------------------------------------------------------------------------------------------------------
Port Authority NY & NJ, (132nd Series), 5%, 2033                                             2,000,000                  2,122,220
---------------------------------------------------------------------------------------------------------------------------------
Port Authority NY & NJ, Special Obligation Rev. (JFK International), MBIA, 6.25%, 2015       1,000,000                  1,163,950
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     4,877,550
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 8.6%
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, ROLS, XLCA, 8.543%, 2017+++                                 $   1,350,000            $     1,819,935
---------------------------------------------------------------------------------------------------------------------------------
Nassau County, NY, Health Systems Rev. (Nassau County), FSA, 6%, 2009++++                    1,000,000                  1,134,710
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, "D", 5%, 2028                                                                  2,000,000                  2,115,900
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, "J", 5%, 2030                                                                  2,500,000                  2,645,025
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, "A", 6%, 2010++++                                                                890,000                  1,017,101
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, "B", 5.375%, 2017                                                              1,250,000                  1,362,975
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, "C-1", 5.25%, 2025                                                             1,000,000                  1,083,470
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, "G", 5%, 2028                                                                  2,000,000                  2,116,780
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, "J", FGIC, 5.5%, 2006++++                                                        315,000                    325,256
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, "J", FGIC, 5.5%, 2026                                                          1,785,000                  1,840,585
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Unrefunded, "A", 6%, 2019                                                        110,000                    124,483
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    15,586,220
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Erie County, NY, Public Improvement, "A", FGIC, 5%, 2019                                 $     140,000            $       150,692
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 5.2%
---------------------------------------------------------------------------------------------------------------------------------
Genesee Valley, NY, Central School District (Angelica Belmont), FGIC, 5.25%, 2028        $   1,720,000            $     1,886,341
---------------------------------------------------------------------------------------------------------------------------------
North Babylon, NY, Union Free School District, "A", FGIC, 5.5%, 2018                         2,415,000                  2,648,048
---------------------------------------------------------------------------------------------------------------------------------
Port Byron, NY, Central School District, AMBAC, ETM, 7.4%, 2012++++                            500,000                    630,845
---------------------------------------------------------------------------------------------------------------------------------
Port Byron, NY, Central School District, AMBAC, ETM, 7.4%, 2013++++                            500,000                    643,390
---------------------------------------------------------------------------------------------------------------------------------
Port Byron, NY, Central School District, AMBAC, ETM, 7.4%, 2014++++                            500,000                    653,980
---------------------------------------------------------------------------------------------------------------------------------
Port Byron, NY, Central School District, AMBAC, ETM, 7.4%, 2015++++                            500,000                    664,015
---------------------------------------------------------------------------------------------------------------------------------
Rome, NY, City School District, FSA, 5.5%, 2019                                              1,000,000                  1,089,070
---------------------------------------------------------------------------------------------------------------------------------
Washingtonville, NY, Central School Central District, FGIC, 7.35%, 2008                        550,000                    617,529
---------------------------------------------------------------------------------------------------------------------------------
Washingtonville, NY, Central School Central District, FGIC, 7.35%, 2009                        550,000                    636,532
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     9,469,750
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 6.6%
---------------------------------------------------------------------------------------------------------------------------------
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev
  (Women's Christian Assn.), "A", 6.35%, 2017                                            $     170,000            $       174,201
---------------------------------------------------------------------------------------------------------------------------------
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev
  (Women's Christian Assn.), "A", 6.4%, 2029                                                   490,000                    493,993
---------------------------------------------------------------------------------------------------------------------------------
Chemung County, NY, Industrial Development Agency, Civic Facilities Rev. (Arnot
  Ogden Medical Center), 5%, 2029                                                              750,000                    768,412
---------------------------------------------------------------------------------------------------------------------------------
Chemung County, NY, Industrial Development Agency, Civic Facilities Rev. (Arnot
  Ogden Medical Center), 5%, 2029                                                            1,000,000                  1,024,550
---------------------------------------------------------------------------------------------------------------------------------
Fulton County, NY, Industrial Development Agency, Civic Facilities Rev. (Nathan
  Littauer Hospital), 5.75%, 2009                                                              750,000                    750,607
---------------------------------------------------------------------------------------------------------------------------------
Monroe County, NY, Industrial Development Agency, Civic Facilities Rev. (Highland
  Hospital of Rochester), 5%, 2025                                                           1,000,000                  1,032,730
---------------------------------------------------------------------------------------------------------------------------------
Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (North
  Shore Health Systems), 5.625%, 2010                                                          500,000                    540,295
---------------------------------------------------------------------------------------------------------------------------------
New York City, NY, Industrial Development Agency, Civic Facilities Rev. (Staten
  Island University Hospital), "B", 6.375%, 2031                                               500,000                    505,340
---------------------------------------------------------------------------------------------------------------------------------
New York City, NY, Health & Hospital Corp. Rev., 5.25%, 2017                                   760,000                    804,224
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (Montefiore Medical Center), AMBAC, 5.25%, 2019              850,000                    913,325
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (North Shore Long Island Jewish Group), 5.5%, 2033           250,000                    268,183
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (St. Vincent's Hospital), FHA, 7.375%, 2011            $     900,000            $       903,087
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (White Plains Hospital), FHA, 5.375%, 2043                 1,500,000                  1,604,055
---------------------------------------------------------------------------------------------------------------------------------
New York State Dormitory Authority Revs., Non State Supported Debt. (Mt. Sinai NYU
  Health), 5.5%, 2026                                                                          500,000                    506,835
---------------------------------------------------------------------------------------------------------------------------------
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Huntington
  Hospital), "C", 5.875%, 2032                                                               1,000,000                  1,064,340
---------------------------------------------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John's
  Riverside Hospital), "A", 7.125%, 2031                                                       500,000                    521,195
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    11,875,372
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Gurwin
  Jewish Phase II), 6.7%, 2039                                                           $     385,000            $       402,406
---------------------------------------------------------------------------------------------------------------------------------
Westchester County, NY, Industrial Development Agency, Civic Facilities Rev.,
  Continuing Care Retirement (Kendal On Hudson), 6.5%, 2034                                    300,000                    314,079
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       716,485
---------------------------------------------------------------------------------------------------------------------------------
HUMAN SERVICES - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Nassau County, NY, Industrial Development Agency, Civic Facility Rev. (Special
  Needs Facility), "B-1", 6.5%, 2017                                                     $     205,000            $       216,913
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (Jewish Board of Families & Children), AMBAC, 5%, 2023       695,000                    747,521
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Industrial Development Agency (PSCH, Inc.), 6.375%, 2033                         500,000                    528,960
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     1,493,394
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Onondaga County, NY, Industrial Development Agency, Sewer Facilities Rev. (Bristol-
  Meyers Squibb Co.), 5.75%, 2024                                                        $   1,000,000            $     1,160,750
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Refinery),
  5.875%, 2022                                                                                 430,000                    464,628
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     1,625,378
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Essex County, NY, Industrial Development Agency, Pollution Control Rev
  (International Paper Corp.), 5.55%, 2014                                               $     750,000            $       822,210
---------------------------------------------------------------------------------------------------------------------------------
Essex County, NY, Industrial Development Agency, Pollution Control Rev
  (International Paper Corp.), 6.15%, 2021                                                   1,000,000                  1,042,780
---------------------------------------------------------------------------------------------------------------------------------
Essex County, NY, Industrial Development Agency, Pollution Control Rev
  (International Paper Corp.), 6.45%, 2023                                                     700,000                    763,840
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     2,628,830
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
New York City, NY, Industrial Development Agency, Civic Facilities Rev. (United
  Jewish Appeal), "A", 5%, 2027                                                          $   1,000,000            $     1,069,400
---------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
New York City, NY, Housing Development Corp., Multi-Family Housing Rev., 5.6%, 2019      $     400,000            $       420,372
---------------------------------------------------------------------------------------------------------------------------------
New York City, NY, Housing Development Corp., Multi-Family Housing Rev., 5.5%, 2034          2,000,000                  2,079,280
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     2,499,652
---------------------------------------------------------------------------------------------------------------------------------
SALES & EXCISE TAX REVENUE - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Schenectady, NY, Metroplex Development Authority Rev., "A", MBIA, 5.375%, 2021           $     475,000            $       527,963
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 3.7%
---------------------------------------------------------------------------------------------------------------------------------
New York Mortgage Agency Rev., 4.6%, 2015                                                $   2,000,000            $     2,038,980
---------------------------------------------------------------------------------------------------------------------------------
New York Mortgage Agency Rev., 5.85%, 2018                                                     945,000                    997,315
---------------------------------------------------------------------------------------------------------------------------------
New York Mortgage Agency Rev., 5.8%, 2020                                                    1,555,000                  1,623,389
---------------------------------------------------------------------------------------------------------------------------------
New York Mortgage Agency Rev., 5.1%, 2024                                                    2,000,000                  2,060,980
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     6,720,664
---------------------------------------------------------------------------------------------------------------------------------
SOLID WASTE REVENUE - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev.,
  (American Ref-fuel), "C", 5.625%, 2024                                                 $     850,000            $       920,338
---------------------------------------------------------------------------------------------------------------------------------
Rockland County, NY, Solid Waste Management Systems Rev., 4.8%, 2005                            20,000                     20,178
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       940,516
---------------------------------------------------------------------------------------------------------------------------------
STATE & AGENCY - OTHER - 5.4%
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority (City University), AMBAC, 5.75%, 2018                       $     800,000            $       943,064
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority (Pace University), MBIA, 6%, 2010++++                           1,700,000                  1,952,620
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority (School Program), 6.25%, 2020                                   1,690,000                  1,931,822
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority (State University), 5.375%, 2010++++                            1,500,000                  1,672,140
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority (State University), 5.875%, 2017                                1,130,000                  1,353,311
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority (Upstate Community Colleges), FSA, 6%, 2010++++                 1,010,000                  1,160,086
---------------------------------------------------------------------------------------------------------------------------------
New York Municipal Bond Bank Agency, Special Program Rev., AMBAC, 5.25%, 2015                  715,000                    782,310
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     9,795,353
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 12.2%
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority (City University), "A", 5.625%, 2016                        $   2,450,000            $     2,855,720
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority (Judicial Institute at Pace), AMBAC, 5.5%, 2020                 2,500,000                  2,760,050
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., Mental Health Services, "A", MBIA, 5.75%, 2010++++            5,000                      5,597
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., Mental Health Services, "B", MBIA, 5.25%, 2011++++          385,000                    430,503
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., Mental Health Services, "D", FSA, 5.25%, 2010++++            35,000                     38,721
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., Mental Health Services, Unrefunded, "B", MBIA,
  5.25%, 2031                                                                                  830,000                    881,999
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., Mental Health Services, Unrefunded, "D", FSA,
  5.25%, 2030                                                                                   70,000                     74,436
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority, Mental Health Services Facilities Improvement, "A",
  AMBAC, 5%, 2030                                                                            2,000,000                  2,136,760
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority, Mental Health Services Facilities Improvement, FSA,
  5.25%, 2010++++                                                                              895,000                    990,138
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority, Mental Health Services Facilities Improvement, MBIA,
  5.25%, 2011++++                                                                              785,000                    875,463
---------------------------------------------------------------------------------------------------------------------------------
New York Municipal Bond Bank Agency, Special School Purpose Rev., 5.25%, 2022                1,000,000                  1,088,180
---------------------------------------------------------------------------------------------------------------------------------
New York Urban Development Corp. (Correctional Facilities) AMBAC, 0%, 2009                   5,000,000                  4,474,600
---------------------------------------------------------------------------------------------------------------------------------
New York Urban Development Corp. (State Facilities), AMBAC, 5.6%, 2015                       2,750,000                  3,215,410
---------------------------------------------------------------------------------------------------------------------------------
Tobacco Settlement Financing Corp., NY, "A", 5.5%, 2018                                      2,000,000                  2,216,180
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    22,043,757
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
New York City, NY, Transitional Finance Authority Rev., 5.75%, 2009++++                  $   2,730,000            $     3,055,716
---------------------------------------------------------------------------------------------------------------------------------
New York City, NY, Transitional Finance Authority Rev., "A", 5%, 2026                        1,000,000                  1,061,980
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     4,117,696
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Guam Economic Development Authority, Tobacco Settlement, "B", 5.5%, 2041                 $     400,000            $       408,908
---------------------------------------------------------------------------------------------------------------------------------
New York County Tobacco Trust II, 5.625%, 2035                                                 800,000                    831,160
---------------------------------------------------------------------------------------------------------------------------------
Westchester, NY, Tobacco Asset Securitization Corp., 5.125%, 2045                              500,000                    496,235
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     1,736,303
---------------------------------------------------------------------------------------------------------------------------------
TOLL ROADS - 9.3%
---------------------------------------------------------------------------------------------------------------------------------
New York Thruway Authority, General Rev., "E", 5.25%, 2008++++                           $     200,000            $       214,004
---------------------------------------------------------------------------------------------------------------------------------
New York Thruway Authority, General Rev., "E", 5.25%, 2015                                   1,300,000                  1,383,252
---------------------------------------------------------------------------------------------------------------------------------
Niagara Falls, NY, Bridge Commission Toll Rev., RITES, FGIC, 7.975%, 2015+++                 3,500,000                  4,356,590
---------------------------------------------------------------------------------------------------------------------------------
Triborough Bridge & Tunnel Authority Rev., NY, "A", MBIA, 5%, 2032                           2,000,000                  2,101,600
---------------------------------------------------------------------------------------------------------------------------------
Triborough Bridge & Tunnel Authority Rev., NY, "B", 5%, 2032                                 1,000,000                  1,050,140
---------------------------------------------------------------------------------------------------------------------------------
Triborough Bridge & Tunnel Authority Rev., NY, ETM, 6%, 2012++++                             1,000,000                  1,132,930
---------------------------------------------------------------------------------------------------------------------------------
Triborough Bridge & Tunnel Authority Rev., NY, RITES, ETM, 8.475%, 2017+++++++               5,000,000                  6,591,200
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    16,829,716
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 9.3%
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Transportation Authority Rev., NY, "A", AMBAC, 5%, 2033                     $   2,000,000            $     2,145,340
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Transportation Authority Rev., NY, AMBAC, ETM, 5.75%, 2013++++                    825,000                    930,501
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Transportation Authority Rev., NY, Dedicated Tax Fund Rev., 5.5%, 2015++++        750,000                    874,117
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Transportation Authority Rev., NY, Dedicated Tax Fund Rev., FGIC,
  ETM,, 5.25%, 2014++++                                                                        500,000                    535,290
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Transportation Authority Rev., NY, ETM, 7.375%, 2008++++                        1,095,000                  1,168,124
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Transportation Authority Rev., NY, FGIC, 5.875%, 2010++++                       2,000,000                  2,255,760
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Transportation Authority Rev., NY, FGIC, 5%, 2025                               2,500,000                  2,660,450
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Transportation Authority, NY, Commuter Facilities Rev.,
  FGIC, 5.25%, 2011++++                                                                      1,000,000                  1,117,800
---------------------------------------------------------------------------------------------------------------------------------
New York Thruway Authority, General Rev., Highway & Bridges, 5%, 2018                        1,000,000                  1,050,270
---------------------------------------------------------------------------------------------------------------------------------
New York Thruway Authority, General Rev., Highway & Bridges, "B", FGIC, 5.4%, 2017           2,000,000                  2,194,240
---------------------------------------------------------------------------------------------------------------------------------
New York Thruway Authority, General Rev., Highway & Bridges, "B", FSA, 5.8%, 2018               20,000                     22,374
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Highway & Transportation Authority Rev., 5%, 2036                                1,700,000                  1,803,309
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    16,757,575
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 5.4%
---------------------------------------------------------------------------------------------------------------------------------
Amherst, NY, Industrial Development Agency Rev. (Daemen College), "A", 6%, 2021          $   1,000,000            $     1,087,860
---------------------------------------------------------------------------------------------------------------------------------
Cattaraugus County, NY, Industrial Development Agency Rev. (Jamestown
  Community College), "A", 6.4%, 2019                                                          500,000                    562,690
---------------------------------------------------------------------------------------------------------------------------------
Hempstead Town, NY, Industrial Development Agency, Civic Facilities Rev. (Hofstra
  University), MBIA, 5.8%, 2015                                                              1,500,000                  1,574,160
---------------------------------------------------------------------------------------------------------------------------------
Islip, NY, Community Development Agency Rev. (New York Institute of Technology),
  7.5%, 2006++++                                                                             2,000,000                  2,102,520
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (Fordham University), AMBAC, 7.2%, 2015                       40,000                     40,119
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (St. John's University), "A", MBIA, 5%, 2017                 300,000                    323,847
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (Yeshiva University), AMBAC, 5.125%, 2034                  1,000,000                  1,077,950
---------------------------------------------------------------------------------------------------------------------------------
Onondaga County, NY, Industrial Development Agency Rev. (Le Moyne College),
  5.625%, 2021                                                                                 750,000                    822,698
---------------------------------------------------------------------------------------------------------------------------------
Schenectady, NY, Industrial Development Agency, Civic Facilities Rev. (Union
  College), "A", AMBAC, 5%, 2032                                                             2,000,000                  2,121,520
---------------------------------------------------------------------------------------------------------------------------------
Utica, NY, Industrial Development Agency, Civic Facilities Rev. (Utica College),
  5.3%, 2008                                                                                   140,000                    143,938
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     9,857,302
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - DORMITORIES - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (New York University), "A", FGIC, 5%, 2029             $   1,000,000            $     1,067,850
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - COGENERATION - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Port Authority NY & NJ, Special Obligation Rev., 6.75%, 2011                             $     500,000            $       527,845
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities, Water Facilities Rev. (NY American Water Co.),
  8.85%, 2015                                                                            $   2,500,000            $     2,561,600
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 3.0%
---------------------------------------------------------------------------------------------------------------------------------
Guam Power Authority Rev., RITES, AMBAC, 7.995%, 2014+++                                 $     500,000            $       591,380
---------------------------------------------------------------------------------------------------------------------------------
Long Island Power Authority, Electrical Systems Rev., 5.5%, 2021                               400,000                    443,424
---------------------------------------------------------------------------------------------------------------------------------
New York Power Authority Rev., 5%, 2021                                                      1,000,000                  1,074,360
---------------------------------------------------------------------------------------------------------------------------------
New York Power Authority Rev., 5.25%, 2040                                                   3,000,000                  3,192,480
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Water & Power Authority Rev., 5.5%, 2017                                        200,000                    209,270
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     5,510,914
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 12.6%
---------------------------------------------------------------------------------------------------------------------------------
Erie County, NY, Water Authority Rev., AMBAC, ETM, 6.75%, 2014++++                       $   1,000,000            $     1,203,570
---------------------------------------------------------------------------------------------------------------------------------
New York City, NY, Municipal Water & Sewer Finance Authority Rev., 5%, 2027                  1,500,000                  1,588,605
---------------------------------------------------------------------------------------------------------------------------------
New York City, NY, Municipal Water & Sewer Finance Authority Rev., 5.5%, 2033                1,850,000                  2,019,774
---------------------------------------------------------------------------------------------------------------------------------
New York City, NY, Municipal Water & Sewer Finance Authority Rev., "B", AMBAC, 5%, 2028  $   1,500,000            $     1,610,850
---------------------------------------------------------------------------------------------------------------------------------
New York City, NY, Municipal Water & Sewer Finance Authority Rev., "C", 5%, 2031             1,000,000                  1,065,280
---------------------------------------------------------------------------------------------------------------------------------
New York City, NY, Municipal Water & Sewer Finance Authority Rev., ETM, 6%, 2010++++           620,000                    706,044
---------------------------------------------------------------------------------------------------------------------------------
New York City, NY, Municipal Water & Sewer Finance Authority Rev., FGIC, 5.25%, 2033         2,000,000                  2,125,560
---------------------------------------------------------------------------------------------------------------------------------
New York City, NY, Municipal Water & Sewer Finance Authority Rev., MBIA, 5.5%, 2007++++      1,250,000                  1,329,587
---------------------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities Corp., Clean Water & Drinking Rev., 5%, 2024               1,005,000                  1,075,742
---------------------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities Corp., Clean Water & Drinking Rev., 5%, 2025               1,500,000                  1,610,670
---------------------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities Corp., Clean Water & Drinking Rev., 5%, 2029               2,000,000                  2,144,400
---------------------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities Corp., Pollution Control Rev., 5.75%, 2010                   175,000                    196,947
---------------------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities Corp., Pollution Control Rev., 6.875%, 2010                  220,000                    220,792
---------------------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities Corp., Pollution Control Rev., 7.25%, 2010                    70,000                     70,265
---------------------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities Corp., Pollution Control Rev., ETM, 5.75%, 2010++++          945,000                  1,065,365
---------------------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities Corp., Pollution Control Rev., ETM, 5.75%, 2010++++        1,115,000                  1,257,018
---------------------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities Corp., Water Facilities Rev., 6%, 2031                     1,005,000                  1,088,626
---------------------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities Corp., Water Facilities Rev. (Spring Valley Water
  Co.), AMBAC, 6.15%, 2024                                                                   1,500,000                  1,518,870
---------------------------------------------------------------------------------------------------------------------------------
Suffolk County, NY, Water Authority Rev., MBIA, 5.1%, 2012                                     895,000                    994,864
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    22,892,829
---------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $158,454,414)                                                             $   173,880,606
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
New York City, NY, Job Development Authority Rev., 2.25%, due 7/01/05                    $   1,100,000            $     1,100,000
---------------------------------------------------------------------------------------------------------------------------------
New York City, NY, Municipal Water & Sewer Finance Authority Rev., 2.21%, due 7/01/05        1,100,000                  1,100,000
---------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                                                              $     2,200,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $160,654,414)                                                                 $   176,080,606
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 2.7%                                                                                   4,868,660
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                               $   180,949,266
---------------------------------------------------------------------------------------------------------------------------------

   + Restricted security.
  ++ Inverse floating rate security.
++++ Refunded bond.

The following abbreviations are used in the Portfolio of Investments and are defined:

ETM = Escrowed to Maturity Insurers

Insurers
---------------------------------------------------------------------------------------------------------------------------------
AMBAC = AMBAC Indemnity Corp.
FGIC  = Financial Guaranty Insurance Co.
FHA   = Federal Housing Administration
FSA   = Financial Security Assurance, Inc.
MBIA  = Municipal Bond Insurance Corp.
XLCA  = XL Capital Insurance Co. Inverse Floaters

Inverse Floaters
---------------------------------------------------------------------------------------------------------------------------------
RITES = Residual Interest Tax-Exempt Security
ROLS  = Residual Option Longs

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS NEW YORK MUNICIPAL BOND FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 06/30/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                           $ 160,552,053
                                                                         =============
Gross unrealized appreciation                                            $  15,528,589
Gross unrealized depreciation                                                      (36)
                                                                         -------------
Net unrealized appreciation(depreciation)                                $  15,528,553
                                                                         =============


(2) Financial Instruments

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include swap agreements. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Swap Agreements
Interest Rate Swaps
                                              Notional Principal                                                Unrealized
                                                  Amount of      Cash Flows Paid        Cash Flows             Appreciation
Expiration                 Currency               Contract         by the fund       Received by the Fund     (Depreciation)
---------------------------------------------------------------------------------------------------------------------------------
                                                                  Fixed - 3 Year
                                                                     BMA Swap          Floating - 7 Day
12/01/07                   USD              $ 3,000,000           Index, (2.795%)       BMA Swap Index          $  10,667
                                                                  Fixed - 10 Year
                                                                     BMA Swap          Floating - 7 Day
8/03/15                    USD                2,000,000           Index, (3.803%)       BMA Swap Index            (59,753)
                                                                  Fixed - 10 Year
                                                                    LIBOR Swap         Floating - 3 Month
12/01/15                   USD                3,000,000           Index (4.412%)        LIBOR Swap Index             (511)
                                                                  Fixed - 10 Year
                                                                    LIBOR Swap         Floating - 3 Month
12/23/15                   USD                2,000,000           Index (4.464%)        LIBOR Swap Index           (7,732)
                                                                  Fixed - 15 Year
                                                                     BMA Swap          Floating - 7 Day
8/19/20                    USD                1,500,000           Index, (3.744%)       BMA Swap Index             (17,667)
                                                                  Fixed - 15 Year
                                                                    LIBOR Swap         Floating - 3 Month
9/23/20                    USD                1,000,000           Index (4.54%)         LIBOR Swap Index             (776)
                                                                  Fixed - 15 Year
                                                                    LIBOR Swap         Floating - 3 Month
11/29/20                   USD                2,000,000           Index (4.77%)         LIBOR Swap Index           (43,871)
                                                                                                                ----------
                                                                                                                $ (119,643)
                                                                                                                ==========

At June 30, 2005, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

(3) Restricted Securities

At June 30,2005, the fund owned the following restricted securities which are subject to legal or contractual restrictions on resale, excluding securities issued under Rule 144A, constituting 7.38% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered.
The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                              Date of                 Par
Description                                   Acquisition             Amount               Cost                    Value
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico,
ROLS, XLCA, 8.543%, 2017                      10/22/01            $ 1,350,000          $ 1,634,526             $ 1,819,935
Guam Power Authority Rev.,
RITES, AMBAC, 7.995%, 2014                    5/20/99                 500,000              531,950                 591,380
Niagara Falls, NY, Bridge
Commission Toll Rev., RITES,
FGIC, 7.975%, 2015                            5/21/99               3,500,000            3,755,920               4,356,590
Triborough Bridge & Tunnel
Authority Rev., NY, RITES, ETM,
8.475%, 2017                                  4/18/00               5,000,000            5,018,300               6,591,200
                                                                                                              ------------
                                                                                                              $ 13,359,105
                                                                                                              ============

A prospectus for any MFS product can be obtained from your investment professional. You should read the prospectus carefully before investing as it contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, the fees, charges, and expenses involved. These elements, as well as other information contained in the prospectus, should be considered carefully before investing.

(C)2005 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 06/30/05

MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND



[graphic omitted]

                                                             [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

MFS North Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 06/30/2005

ISSUER                                                                                      PAR AMOUNT                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 98.2%
---------------------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 5.1%
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Airport Rev., "B", MBIA, 5.875%, 2019                                     $   1,000,000            $     1,093,620
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Airport Rev., "B", MBIA, 5.875%, 2020                                         3,775,000                  4,119,582
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Airport Rev., "A", MBIA, 5%, 2029                                             2,000,000                  2,114,120
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Airport Rev., "A", MBIA, 5%, 2034                                             4,485,000                  4,713,511
---------------------------------------------------------------------------------------------------------------------------------
Raleigh Durham, NC, Airport Authority Rev., "A", AMBAC, 5%, 2030                             3,000,000                  3,176,460
---------------------------------------------------------------------------------------------------------------------------------
Raleigh Durham, NC, Airport Authority Rev., "A", FGIC, 5.25%, 2018                           2,700,000                  2,944,890
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    18,162,183
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, 5.5%, 2010++++                                                            $   3,100,000            $     3,502,876
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
New Hanover County, NC, Public Improvement, 5.8%, 2010++++                               $   4,200,000            $     4,832,268
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 3.7%
---------------------------------------------------------------------------------------------------------------------------------
Brunswick County, NC, FGIC, 5%, 2020                                                     $   2,800,000            $     3,035,645
---------------------------------------------------------------------------------------------------------------------------------
Cumberland County, NC, 5.8%, 2010++++                                                        4,400,000                  4,995,364
---------------------------------------------------------------------------------------------------------------------------------
Johnston County, NC, FGIC, 5.6%, 2010++++                                                    2,000,000                  2,258,060
---------------------------------------------------------------------------------------------------------------------------------
New Hanover County, NC, Public Improvement, 5%, 2021                                         1,435,000                  1,535,938
---------------------------------------------------------------------------------------------------------------------------------
New Hanover County, NC, School Improvement, 5%, 2019                                         1,255,000                  1,360,282
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    13,185,289
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 24.1%
---------------------------------------------------------------------------------------------------------------------------------
Catawba County, NC, Hospital Rev. (Catawba Memorial Hospital), AMBAC, 5%, 2017           $   1,200,000            $     1,270,848
---------------------------------------------------------------------------------------------------------------------------------
Charlotte-Mecklenberg, NC, Healthcare Systems Rev. (Carolinas Healthcare), "A",
  5.75%, 2021                                                                                1,500,000                  1,545,735
---------------------------------------------------------------------------------------------------------------------------------
Charlotte-Mecklenberg, NC, Healthcare Systems Rev. (Carolinas Healthcare), "A",
  5.125%, 2022                                                                               1,000,000                  1,040,450
---------------------------------------------------------------------------------------------------------------------------------
Charlotte-Mecklenberg, NC, Healthcare Systems Rev. (Carolinas Healthcare), "A",
  5%, 2031                                                                                   3,500,000                  3,617,950
---------------------------------------------------------------------------------------------------------------------------------
Cumberland County, NC, Hospital Facilities Rev. (Cumberland Hospital), MBIA, 0%, 2009        1,800,000                  1,561,086
---------------------------------------------------------------------------------------------------------------------------------
New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical Center),
  MBIA, 5%, 2019                                                                             6,225,000                  6,612,693
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission (Cleveland County Healthcare), "A",
  AMBAC, 5%, 2035                                                                            1,305,000                  1,373,486
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission (Northeast Medical Center), 5.25%, 2029               2,000,000                  2,128,700
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission (Novant Health), "A", MBIA, 5%, 2018                  1,975,000                  2,077,483
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission (Novant Health), Obligations Group A, 5%, 2020          500,000                    530,335
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Health Care Facilities Rev., 5%, 2033                3,000,000                  3,178,950
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Health Care Facilities Rev. (Wakemed),
  AMBAC, 5%, 2021                                                                            3,500,000                  3,758,720
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Hospital Rev. (Betsy Johnson Health Care
  System), FSA, 5.125%, 2032                                                                 1,500,000                  1,602,135
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Hospital Rev. (Duke University), "C",
  5.25%, 2021                                                                                5,975,000                  6,116,309
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Hospital Rev. (Gaston Memorial Hospital),
  5.5%, 2015                                                                                 5,790,000                  5,964,395
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Hospital Rev. (Gaston Memorial Hospital),
  5.5%, 2019                                                                                6,500,000                  6,683,820
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Hospital Rev. (Maria Parham Medical
  Center), 6.5%, 2026                                                                        1,000,000                  1,104,060
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Hospital Rev. (Mission-St. Joseph Health
  Systems), 5.5%, 2021                                                                       2,825,000                  3,055,944
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Hospital Rev. (Mission-St. Joseph Health
  Systems), MBIA, 5.1%, 2018                                                                 1,500,000                  1,580,490
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Hospital Rev. (Pitt County Memorial
  Hospital), "B", 5%, 2018                                                               $   3,000,000            $     3,117,750
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Hospital Rev. (Rex Healthcare), AMBAC,
  5%, 2017                                                                                   5,000,000                  5,250,350
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Hospital Rev. (Southeastern Regional
  Medical Center), 5.375%, 2032                                                              3,330,000                  3,494,735
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Hospital Rev. (Wilson Memorial Hospital),
  AMBAC, 0%, 2013                                                                            1,000,000                    724,590
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Hospital Rev. (Wilson Memorial Hospital),
  AMBAC, 0%, 2015                                                                            1,140,000                    749,162
---------------------------------------------------------------------------------------------------------------------------------
Northern Hospital District Surry County, NC, Health Care Facilities Rev., ASST GTY,
  5.5%, 2019                                                                                 1,250,000                  1,344,975
---------------------------------------------------------------------------------------------------------------------------------
Northern Hospital District Surry County, NC, Health Care Facilities Rev., ASST GTY,
  5.1%, 2021                                                                                 1,000,000                  1,065,080
---------------------------------------------------------------------------------------------------------------------------------
Pitt County, NC, Rev., Pitt County Memorial Hospital, ETM, 5.25%, 2021++++                  10,135,000                 10,427,496
---------------------------------------------------------------------------------------------------------------------------------
University of North Carolina, Hospital Rev. (Chapel Hill Hospital), 5.25%, 2006++++          4,800,000                  4,971,264
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    85,948,991
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Health Care Facilities Rev. (Arbor Acres
  Community), 6.375%, 2032                                                               $   1,000,000            $     1,057,230
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Health Care Facilities Rev. (Deerfield), "A",
  5%, 2023                                                                                   1,000,000                  1,045,410
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Health Care Facilities Rev. (Givens
  Estates), 6.5%, 2032                                                                         800,000                    854,120
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     2,956,760
---------------------------------------------------------------------------------------------------------------------------------
HUMAN SERVICES - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Cumberland County, NC, Finance Corp., Installment Payment Rev. (Detention Center
  & Mental Health), AMBAC, 5.625%, 2019                                                  $   2,125,000            $     2,319,076
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Refinery),
  5.875%, 2022                                                                           $     860,000            $       929,256
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Columbus County, NC, Industrial Facilities & Pollution Control Financing Authority
  Rev. (International Paper Co.), "A", 5.8%, 2016                                        $   2,000,000            $     2,108,520
---------------------------------------------------------------------------------------------------------------------------------
Haywood County, NC, Industrial Facilities & Pollution Control Financing Authority Rev.
  (Champion International Corp.), "A", 5.75%, 2025                                           5,400,000                  5,476,896
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     7,585,416
---------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Housing Authority Rev., Mortgage Rocky Branch II, GNMA, 4.65%, 2035       $   2,000,000            $     2,008,860
---------------------------------------------------------------------------------------------------------------------------------
Mecklenburg County, NC (Little Rock Apartments), FNMA, 5.15%, 2022                           1,000,000                  1,052,320
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency, "H", FHA, 6.05%, 2028                                 4,460,000                  4,574,667
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Health Care Facilities Rev. "A", 5.8%, 2034          1,000,000                  1,043,840
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     8,679,687
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 5.6%
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev., "13-A", 4.25%, 2028                          $   2,160,000            $     2,177,518
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev., "14-A" , AMBAC, 4.35%, 2028                      3,790,000                  3,824,224
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev., "15-A", FSA, 4.95%, 2032                           500,000                    508,260
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev., "19-A", 5.1%, 2030                               2,500,000                  2,564,025
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev., "5-A", 5.55%, 2019                               3,470,000                  3,563,378
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev., "7-A", 6.15%, 2020                                 760,000                    795,416
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev., "A", 5.25%, 2020                                 1,490,000                  1,518,087
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev., "A", 5.375%, 2023                                  250,000                    258,330
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev., "PP", FHA, 6.15%, 2017                           1,600,000                  1,661,056
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev., "RR", 5.85%, 2028                            $   2,840,000            $     2,905,206
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    19,775,500
---------------------------------------------------------------------------------------------------------------------------------
STATE & AGENCY - OTHER - 8.6%
---------------------------------------------------------------------------------------------------------------------------------
Brunswick County, NC, Certificates of Participation, FSA, 5.5%, 2020                     $   1,000,000            $     1,121,320
---------------------------------------------------------------------------------------------------------------------------------
Cabarrus County, NC, Installment Financing Contract, 5%, 2021                                5,500,000                  5,899,025
---------------------------------------------------------------------------------------------------------------------------------
Carteret County, NC, AMBAC, 5.625%, 2020                                                     1,010,000                  1,117,292
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Certificates of Participation (Convention Facilities), AMBAC, 0%, 2005        4,810,000                  4,758,437
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Certificates of Participation (Convention Facilities), AMBAC, 0%, 2006        1,075,000                  1,032,871
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Certificates of Participation (Convention Facilities), AMBAC, 0%, 2008        3,000,000                  2,698,230
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Certificates of Participation (Public Safety Facilities), "D",
  5.5%, 2010++++                                                                             3,000,000                  3,363,960
---------------------------------------------------------------------------------------------------------------------------------
Harnett County, NC, Certificates of Participation, FSA, 5.25%, 2015                          1,020,000                  1,159,822
---------------------------------------------------------------------------------------------------------------------------------
Harnett County, NC, Certificates of Participation, FSA, 5.5%, 2016                           1,225,000                  1,363,082
---------------------------------------------------------------------------------------------------------------------------------
Pitt County, NC, Certificates of Participation (School Facilities Improvement),
  "A", FSA, 5.5%, 2020                                                                       1,250,000                  1,369,350
---------------------------------------------------------------------------------------------------------------------------------
Pitt County, NC, Certificates of Participation (School Facilities Improvement),
  "B", FSA, 5.75%, 2018                                                                      1,390,000                  1,558,468
---------------------------------------------------------------------------------------------------------------------------------
Pitt County, NC, Certificates of Participation (School Facilities Improvement), "B", FSA,
  5.75%, 2019                                                                                1,390,000                  1,555,855
---------------------------------------------------------------------------------------------------------------------------------
Randolph County, NC, Certificates of Participation, FSA, 5.6%, 2009++++                      3,000,000                  3,323,580
---------------------------------------------------------------------------------------------------------------------------------
Rockingham, NC, Certificates of Participation, AMBAC, 5.125%, 2024                             350,000                    379,813
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    30,701,105
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 5.5%
---------------------------------------------------------------------------------------------------------------------------------
Cabarrus County, NC, Development Corp., AMBAC, 5.3%, 2019                                $   1,250,000            $     1,354,675
---------------------------------------------------------------------------------------------------------------------------------
Forsyth County, NC, Certificates of Participation (Forsyth County Public Facilities
  Equipment), 5.25%, 2013++++                                                                  1,230,000                  1,395,816
---------------------------------------------------------------------------------------------------------------------------------
Forsyth County, NC, Certificates of Participation (Public Facilities & Equipment
  Project), 5.25%, 2013++++                                                                    775,000                    879,478
---------------------------------------------------------------------------------------------------------------------------------
Iredell County, NC, Public Facilities (School Projects), AMBAC, 5.5%, 2010++++               1,000,000                  1,121,320
---------------------------------------------------------------------------------------------------------------------------------
New Hanover County, NC, Certificates of Participation (New Hanover County
  Projects), AMBAC, 5.25%, 2018                                                              1,635,000                  1,813,869
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Housing Bank & Finance Agency (Kidder), 7.5%, 2006                               7,000,000                  7,377,720
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., RITES, AMBAC, 8.255%, 2016+++                              1,500,000                  2,000,160
---------------------------------------------------------------------------------------------------------------------------------
Rutherford County, NC, Certificates of Participation (Rutherford County School),
  AMBAC, 5%, 2023                                                                              840,000                    904,520
---------------------------------------------------------------------------------------------------------------------------------
Winston Salem, NC, Certificates of Participation, "C", 5%, 2018                              2,575,000                  2,766,503
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    19,614,061
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "A", 5.5%, 2022                            $   1,650,000            $     1,749,677
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., ASST GTY, 5.5%, 2018                           1,000,000                  1,075,940
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     2,825,617
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Childrens Trust Fund, Tobacco Settlement Rev., PR, 5.375%, 2033                          $   1,835,000            $     1,893,628
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Highway & Transportation Authority Rev., RITES,
  FSA, 9.505%, 2018+++                                                                   $   5,425,000            $     7,967,047
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 9.2%
---------------------------------------------------------------------------------------------------------------------------------
Appalachian State University, NC, "A", FGIC, 5.125%, 2022                                $   1,260,000            $     1,374,622
---------------------------------------------------------------------------------------------------------------------------------
Appalachian State University, NC, Rev. "C", 5%, 2030                                         1,000,000                  1,069,120
---------------------------------------------------------------------------------------------------------------------------------
Appalachian State University, NC, Rev. FSA, 5.6%, 2010++++                                   2,285,000                  2,575,309
---------------------------------------------------------------------------------------------------------------------------------
East Carolina University, NC, Rev., "A", AMBAC, 5.25%, 2021                                  1,375,000                  1,509,585
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Capital Facilities Finance (Duke University), "A", 5.125%, 2041               4,915,000                  5,159,079
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Capital Facilities Finance (Duke University), "A", 5.25%, 2042                2,000,000                  2,133,600
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Capital Facilities Finance (High Point University), 5.125%, 2018                510,000                    551,953
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Capital Facilities Finance (High Point University), 5.125%, 2021                300,000                    322,452
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Capital Facilities Finance (Johnson & Wales University), "A", XLCA,
  5.25%, 2021                                                                            $     775,000            $       853,484
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Capital Facilities Finance (Johnson & Wales University), "A", XLCA,
  5.25%, 2022                                                                                1,870,000                  2,052,793
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Capital Facilities Finance (Johnson & Wales University), "A", XLCA,
  5%, 2033                                                                                   2,000,000                  2,097,880
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Capital Facilities, Finance Agency Rev., (Duke University) "A", 5%, 2041      2,000,000                  2,121,620
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Industrial Tourist Authority (University Plaza), "A", MBIA, 5%, 2020             2,180,000                  2,325,341
---------------------------------------------------------------------------------------------------------------------------------
University of North Carolina, Greensboro Rev., "A", FSA, 5%, 2020                            2,835,000                  3,046,718
---------------------------------------------------------------------------------------------------------------------------------
University of North Carolina, Systems Pool Rev., "C", AMBAC, 5%, 2029                        2,000,000                  2,121,880
---------------------------------------------------------------------------------------------------------------------------------
University of North Carolina, University Rev., 5%, 2028                                      2,000,000                  2,134,100
---------------------------------------------------------------------------------------------------------------------------------
University of North Carolina, Wilmington Rev., "A", AMBAC, 5%, 2019                          1,375,000                  1,484,766
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    32,934,302
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Wake County, NC, Industrial Facilities & Pollution Control Rev. (Carolina Power &
  Light Co.), 5.375%, 2017                                                               $   2,500,000            $     2,725,000
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 14.2%
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power Agency, "A", ETM, 7.5%, 2010++++                  $   2,595,000            $     3,080,525
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power Agency, "A", ETM, 5%, 2017++++                        3,120,000                  3,476,772
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power Agency, "A", MBIA, 7.5%, 2010                         3,005,000                  3,549,236
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power Agency, "B", MBIA, 7.25%, 2007                        5,000,000                  5,330,700
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power Agency, AMBAC, 6%, 2018                               1,245,000                  1,512,526
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power Agency, RITES, AMBAC, 9.495%, 2018+++                 6,500,000                  9,293,440
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Catawba Electric Rev., 6.375%, 2013                   1,000,000                  1,124,300
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Catawba Electric Rev., MBIA, 7%, 2007                 5,000,000                  5,312,600
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Catawba Electric Rev., MBIA, 6%, 2011                 5,000,000                  5,704,700
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, ROLS, 8.096%, 2020+++                                 3,000,000                  3,562,200
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, ROLS, MBIA, 8.096%, 2019+++                           5,000,000                  5,923,400
---------------------------------------------------------------------------------------------------------------------------------
Raleigh, NC, Combined Enterprise Systems Rev., 5.125%, 2007++++                              2,000,000                  2,117,080
---------------------------------------------------------------------------------------------------------------------------------
Raleigh, NC, Combined Enterprise Systems Rev., 5%, 2024                                        385,000                    414,071
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    50,401,550
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 9.2%
---------------------------------------------------------------------------------------------------------------------------------
Broad River, NC, Water Authority Rev., MBIA, 5.75%, 2019                                 $   1,490,000            $     1,671,676
---------------------------------------------------------------------------------------------------------------------------------
Cary, NC, Combined Enterprise Systems Rev., 5%, 2026                                         1,000,000                  1,056,540
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Storm Water Fee Rev., 6%, 2010++++                                            3,180,000                  3,637,761
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Storm Water Fee Rev., 5%, 2034                                                6,665,000                  7,093,026
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Water & Sewer Systems Rev., 5.75%, 2009++++                                   2,000,000                  2,226,720
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Water & Sewer Systems Rev., 5.75%, 2010++++                                   3,075,000                  3,482,837
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Water & Sewer Systems Rev., 5.5%, 2017                                        1,650,000                  1,834,272
---------------------------------------------------------------------------------------------------------------------------------
Durham County, NC, Enterprise Systems Rev., MBIA, 5%, 2023                                   1,675,000                  1,806,303
---------------------------------------------------------------------------------------------------------------------------------
Greensboro, NC, Enterprise Systems Rev., "A", 5.125%, 2018                                   1,490,000                  1,616,918
---------------------------------------------------------------------------------------------------------------------------------
Greensboro, NC, Enterprise Systems Rev., "A", 5.125%, 2019                                   1,750,000                  1,893,255
---------------------------------------------------------------------------------------------------------------------------------
Greenville, NC, Combined Enterprise Systems Rev., FSA, 5%, 2016                              1,005,000                  1,094,706
---------------------------------------------------------------------------------------------------------------------------------
Greenville, NC, Combined Enterprise Systems Rev., FSA, 5.25%, 2019                           1,170,000                  1,292,534
---------------------------------------------------------------------------------------------------------------------------------
Harnett County, NC, Water & Sewer Systems Rev., AMBAC, 5%, 2028                                700,000                    746,571
---------------------------------------------------------------------------------------------------------------------------------
Kannapolis, NC, Water & Sewer Rev., "B", FSA, 5.25%, 2021                                    1,000,000                  1,086,520
---------------------------------------------------------------------------------------------------------------------------------
Winston Salem, NC, Water & Sewer Systems Rev., 5%, 2033                                      2,000,000                  2,140,180
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    32,679,819
---------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $321,761,986)                                                             $   349,619,431
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
  Hospital), "A", 2.32%, due 7/07/05                                                     $     100,000            $       100,000
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
  Hospital), "D", 2.32%, due 7/07/05                                                         1,400,000                  1,400,000
---------------------------------------------------------------------------------------------------------------------------------
Missouri State Health & Educational Facilities Authority Rev., Medical Research
  Facilities (Stowers Institute), 2.3%, due 7/07/05                                      $     200,000            $       200,000
---------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at identified cost                                                              $     1,700,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $323,461,986)                                                                 $   351,319,431
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.3%                                                                                   4,708,320
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                               $   356,027,751
---------------------------------------------------------------------------------------------------------------------------------

    + Restricted security.
   ++ Inverse floating rate security.
 ++++ Refunded bond.

The following abbreviations are used in the Portfolio of Investments and are defined:

ETM    = Escrowed to Maturity
nsurers
---------------------------------------------------------------------------------------------------------------------------------
AMBAC      = AMBAC Indemnity Corp.
ASST GTY   = Asset Guaranty Insurance Co.
FGIC       = Financial Guaranty Insurance Co.
FHA        = Federal Housing Administration
FNMA       = Federal National Mortgage Assn.
FSA        = Financial Security Assurance, Inc.
GNMA       = Government National Mortgage Assn.
MBIA       = Municipal Bond Insurance Corp.
XLCA       = XL Capital Insurance Co.

Inverse Floaters
---------------------------------------------------------------------------------------------------------------------------------
RITES      = Residual Interest Tax-Exempt Security
ROLS       = Residual Option Longs

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS NORTH CAROLINA MUNICIPAL BOND FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 06/30/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                              $323,353,775
Gross unrealized appreciation                                               $ 27,971,062
                                                                            ============
Gross unrealized depreciation                                                    (5,406)
                                                                            ------------
Net unrealized appreciation(depreciation)                                   $ 27,965,656
                                                                            ============

(2) Financial Instruments

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include swap agreements. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.


Swap Agreements
Interest Rate Swaps
                                        Notional Principal        Cash Flows Paid     Cash Flows              Unrealized
                                        Amount of                 by the fund         Received by the Fund    Appreciation
Expiration                              Contract                  (trust, series)     (trust, series)         (Depreciation)
---------------------------------------------------------------------------------------------------------------------------------
                                                                  Fixed - 3 Year      Floating - 7 Day
12/01/07                   USD         $7,000,000                    BMA Swap            BMA Swap
                                                                  Index, (2.795%)         Index                   $ 24,889
                                                                  Fixed - 10 Year       Floating - 3
12/01/15                   USD          3,000,000                   LIBOR Swap          Month LIBOR
                                                                  Index (4.412%)        Swap Index                    (511)
                                                                  Fixed - 10 Year      Floating - 3
12/23/15                   USD          3,000,000                   LIBOR Swap          Month LIBOR
                                                                  Index (4.464%)         Swap Index                (11,598)
                                                                  Fixed - 15 Year     Floating - 7 Day
8/19/20                    USD          3,000,000                    BMA Swap            BMA Swap
                                                                  Index (3.744%)          Index                    (35,334)
                                                                  Fixed - 15 Year      Floating - 3
9/23/20                    USD          2,000,000                   LIBOR Swap         Month LIBOR
                                                                  Index (4.54%)         Swap Index                  (1,552)
                                                                  Fixed - 15 Year      Floating - 3
11/29/20                   USD          3,000,000                   LIBOR Swap         Month LIBOR
                                                                  Index (4.77%)         Swap Index                 (65,806)
                                                                                                                  --------
                                                                                                                  $(89,912)
                                                                                                                  ========

At June 30, 2005, the fund had sufficient cash and/or securities to cover any commitments under these contracts

(3) Restricted Securities

At June 30, 2005 the fund owned the following restricted securities which are subject to legal or contractual restrictions on resale, excluding securities issued under Rule 144A, constituting 8.1% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registere. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                                 DATE OF               PAR
DESCRIPTION                                     ACQUISTION            AMOUNT                COST                VALUE
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Highway &
Transportation Authority Rev., RITES,
FSA, 9.505%, 2018                               2/26/1999           $ 5,425,000           $ 7,037,418        $  7,967,047
North Carolina Eastern Municipal Power
Agency, RITES, AMBAC, 9.495%, 2018              5/26/2000             6,500,000             6,552,130           9,293,440
North Carolina Municipal Power Agency,
ROLS, 8.096%, 2020                              3/03/2003             3,000,000             3,376,680           3,562,200
North Carolina Municipal Power Agency,
ROLS, MBIA, 8.096%, 2019                        3/03/2003             5,000,000             5,726,600           5,923,400
Puerto Rico Public Finance Corp., RITES,
AMBAC, 8.255%, 2016                             9/30/1999             1,500,000             1,471,890           2,000,160
                                                                                                             ------------
                                                                                                             $ 28,746,247
                                                                                                             ============

A prospectus for any MFS product can be obtained from your investment professional. You should read the prospectus carefully before investing as it contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, the fees, charges, and expenses involved. These elements, as well as other information contained in the prospectus, should be considered carefully before investing.

(C)2005 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 06/30/05

MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND


[graphic omitted]

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Pennsylvania Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 06/30/2005

ISSUER                                                                                          PAR AMOUNT                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.5%
---------------------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County PA, Airport Rev. (Pittsburgh International Airport), FGIC,
  6.125%, 2017                                                                                  $  500,000           $    544,415
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County PA, Airport Rev. (Pittsburgh International Airport), MBIA, 5.75%, 2014          1,000,000              1,108,180
---------------------------------------------------------------------------------------------------------------------------------
Susquehanna Area Regional Airport, 5.375%, 2018                                                    200,000                210,238
---------------------------------------------------------------------------------------------------------------------------------
Susquehanna Area Regional Airport, AMBAC, 5.375%, 2023                                             500,000                536,735
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,399,568
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 7.0%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Unrefunded Balance, "C53", FGIC, 5.3%, 2018                               $  285,000           $    312,055
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Unrefunded Balance, "C53", FGIC, 5.4%, 2019                                  290,000                318,565
---------------------------------------------------------------------------------------------------------------------------------
Beaver County, PA, MBIA, 5.75%, 2006++++                                                           250,000                259,445
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, ROLS, FGIC, 8.633%, 2015+++                                         1,000,000              1,343,860
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, ROLS, XLCA, 8.543%, 2017+++                                         1,000,000              1,348,100
---------------------------------------------------------------------------------------------------------------------------------
Erie County, PA, Convention Center, FGIC, 5%, 2025                                                 500,000                536,405
---------------------------------------------------------------------------------------------------------------------------------
Erie County, PA, Convention Center, FGIC, 5%, 2026                                                 500,000                534,775
---------------------------------------------------------------------------------------------------------------------------------
Luzerne County, PA, MBIA, 5.25%, 2025                                                              500,000                541,130
---------------------------------------------------------------------------------------------------------------------------------
North Huntingdon Township, PA, AMBAC, 5.25%, 2019                                                  500,000                550,000
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania State Finance Authority Rev. (Penn Hills), "A", FGIC, 5.45%, 2010++++                  85,000                 95,044
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania State Finance Authority Rev. (Penn Hills), "A", FGIC, 5.45%, 2019                     415,000                453,760
---------------------------------------------------------------------------------------------------------------------------------
State of Pennsylvania, 6%, 2010++++                                                              1,000,000              1,132,060
---------------------------------------------------------------------------------------------------------------------------------
State of Pennsylvania, 6.25%, 2010                                                                 300,000                343,197
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,768,396
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Pittsburgh, PA, FGIC, 5.75%, 2009++++                                                           $  500,000           $    550,620
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 23.3%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny Valley, PA, School District, "A", MBIA, 5%, 2028                                      $1,000,000           $  1,069,070
---------------------------------------------------------------------------------------------------------------------------------
Ambridge, PA, Area School District, MBIA, 5%, 2034                                                 750,000                797,025
---------------------------------------------------------------------------------------------------------------------------------
Butler, PA, School District, FGIC, 5.375%, 2018                                                    500,000                534,105
---------------------------------------------------------------------------------------------------------------------------------
Chambersburg, PA, School District, FSA, 5%, 2016                                                   500,000                536,589
---------------------------------------------------------------------------------------------------------------------------------
Downingtown, PA, School District, AMBAC, 5.65%, 2008++++                                           500,000                541,750
---------------------------------------------------------------------------------------------------------------------------------
Exeter Township, PA, School District, FGIC, 5%, 2025                                             1,000,000              1,068,940
---------------------------------------------------------------------------------------------------------------------------------
Garnet Valley, PA, School District, FGIC, 5.5%, 2015                                               750,000                843,585
---------------------------------------------------------------------------------------------------------------------------------
Gateway, PA, Alleghany School District, FGIC, 5.2%, 2023                                         1,000,000              1,091,870
---------------------------------------------------------------------------------------------------------------------------------
Gateway, PA, Allegheny School District, FGIC, 5%, 2032                                           1,890,000              1,998,713
---------------------------------------------------------------------------------------------------------------------------------
Mt. Lebanon PA, School District, MBIA, 5%, 2020                                                  1,000,000              1,077,230
---------------------------------------------------------------------------------------------------------------------------------
North Allegheny, PA, School District, FGIC, 5.05%, 2022                                            590,000                626,291
---------------------------------------------------------------------------------------------------------------------------------
North Pocono, PA, School District, FGIC, 5%, 2023                                                  500,000                534,845
---------------------------------------------------------------------------------------------------------------------------------
North Schuylkill, PA, School District, FGIC, 5%, 2028                                              650,000                684,632
---------------------------------------------------------------------------------------------------------------------------------
Palmyra, PA, School District, FGIC, 5.375%, 2016                                                   820,000                914,095
---------------------------------------------------------------------------------------------------------------------------------
Pennridge, PA, School District, MBIA, 5%, 2020                                                     500,000                538,615
---------------------------------------------------------------------------------------------------------------------------------
Pennridge, PA, School District, MBIA, 5%, 2021                                                     500,000                537,250
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Public School Building (Garnet Valley School Disctrict), AMBAC, 5.5%, 2018          1,005,000              1,106,415
---------------------------------------------------------------------------------------------------------------------------------
Perkiomen Valley, PA, School District, "A", FSA, 5.25%, 2028                                     1,000,000              1,084,520
---------------------------------------------------------------------------------------------------------------------------------
Perkiomen Valley, PA, School District, FSA, 5%, 2019                                               500,000                531,025
---------------------------------------------------------------------------------------------------------------------------------
Perkiomen Valley, PA, School District, FSA, 5%, 2023                                             1,000,000              1,066,600
---------------------------------------------------------------------------------------------------------------------------------
Perkiomen Valley, PA, School District, FSA, 5%, 2024                                             1,000,000              1,066,600
---------------------------------------------------------------------------------------------------------------------------------
Perkiomen Valley, PA, School District, FSA, 5%, 2025                                             1,260,000              1,341,320
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, School District, AMBAC, 5.375%, 2007++++                                         500,000                522,775
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, School District, FSA, 5.75%, 2011++++                                            500,000                566,465
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, School District, MBIA, 6%, 2010++++                                              500,000                563,275
---------------------------------------------------------------------------------------------------------------------------------
South Park, PA, School District, FGIC, 5%, 2019                                                    750,000                799,613
---------------------------------------------------------------------------------------------------------------------------------
Southeastern Area, PA, Special Schools Authority Rev., 0%, 2007                                    360,000                333,713
---------------------------------------------------------------------------------------------------------------------------------
State Public School Building Authority, Pennsylvania School (Colonial Intermediate Unit 20),
  FGIC, 5%, 2030                                                                                   500,000                531,990
---------------------------------------------------------------------------------------------------------------------------------
State Public School Building Authority, Pennsylvania School (Lease Philadelphia School
  District), FSA, 5.25%, 2024                                                                    1,000,000              1,089,600
---------------------------------------------------------------------------------------------------------------------------------
State Public School Building Authority, Pennsylvania School (Tuscarora School
  District), FSA, 5%, 2024                                                                       1,000,000              1,066,600
---------------------------------------------------------------------------------------------------------------------------------
State Public School Building Authority, Pennsylvania School (Wattsburg School
  District), MBIA, 0%, 2027                                                                      2,150,000                735,193
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 25,800,309
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 11.8%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (South Hills Health System),
  MBIA, 5.8%, 2016                                                                              $  500,000           $    521,320
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (South Hills Health Systems),
  "B", 6.75%, 2025                                                                                 555,000                594,128
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (UPMC Health Systems), MBIA, 5%, 2018    500,000                526,775
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health),
  9.25%, 2030                                                                                      150,000                180,593
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health),
  "B", 9.25%, 2022                                                                                  50,000                 60,439
---------------------------------------------------------------------------------------------------------------------------------
Blair County, PA, Hospital Authority Rev. (Altoona), AMBAC, 5.5%, 2008                             470,000                503,459
---------------------------------------------------------------------------------------------------------------------------------
Erie County, PA, Hospital Authority Rev. (Hamot Health Foundation), AMBAC, 5.25%, 2017             675,000                744,701
---------------------------------------------------------------------------------------------------------------------------------
Lancaster County, PA, Hospital Authority Rev., 5.5%, 2026                                          500,000                533,555
---------------------------------------------------------------------------------------------------------------------------------
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 5%, 2018           200,000                208,448
---------------------------------------------------------------------------------------------------------------------------------
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 6%, 2035           350,000                380,492
---------------------------------------------------------------------------------------------------------------------------------
Lehigh County, PA, General Purpose Authority (Good Shepherd Group), "A", 5.625%, 2034              350,000                375,270
---------------------------------------------------------------------------------------------------------------------------------
Lehigh County, PA, General Purpose Authority (Lehigh Valley Hospital), 5.25%, 2032                 600,000                627,528
---------------------------------------------------------------------------------------------------------------------------------
Lehigh County, PA, General Purpose Authority (Lehigh Valley Hospital), MBIA, 7%, 2016              250,000                320,525
---------------------------------------------------------------------------------------------------------------------------------
Lehigh County, PA, General Purpose Authority (St. Lukes Bethlehem Hospital), 5.375%, 2033          600,000                622,098
---------------------------------------------------------------------------------------------------------------------------------
Lehigh County, PA, Hospital Rev. (Lehigh Valley Hospital), FSA, 5.25%, 2019                        500,000                544,725
---------------------------------------------------------------------------------------------------------------------------------
Lycoming County, PA, Authority Hospital Rev. (Williamsport Hospital Obligation Group),
  CONNIE LEE, 5.375%, 2010                                                                         750,000                771,533
---------------------------------------------------------------------------------------------------------------------------------
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 6%, 2043                       750,000                799,748
---------------------------------------------------------------------------------------------------------------------------------
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial Hospital), 5.625%, 2032             400,000                423,524
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Authority Rev. (UPMC Health), 6.25%, 2018               100,000                113,613
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Authority Rev. (UPMC Health), 6%, 2031                  650,000                720,447
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Health & Educational Facilities Rev. (Jeane Health), 6.6%, 2010                  135,000                147,980
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Health & Educational Facilities Rev. (Temple Universty), 6.625%, 2023            250,000                253,625
---------------------------------------------------------------------------------------------------------------------------------
Sayre, PA, Health Care Facilities Authority Rev. (Guthrie Health), 5.875%, 2031                    500,000                535,560
---------------------------------------------------------------------------------------------------------------------------------
Sayre, PA, Health Care Facilities Authority Rev. (Latrobe Hospital), AMBAC, 5.25%, 2015            585,000                645,670
---------------------------------------------------------------------------------------------------------------------------------
Scranton-Lackawanna, PA, Health & Welfare Authority Rev. (Allied Rehab Hospital),
  7.125%, 2005                                                                                      55,000                 55,012
---------------------------------------------------------------------------------------------------------------------------------
Southcentral, PA, General Authority Rev. (York Hospital), 5.625%, 2026                             110,000                118,032
---------------------------------------------------------------------------------------------------------------------------------
Southcentral, PA, General Authority Rev., 5.625%, 2011++++                                         490,000                559,041
---------------------------------------------------------------------------------------------------------------------------------
St. Mary's Hospital Authority, PA, Health Systems Rev. (Catholic Health East), "B",
  5.375%, 2034                                                                                     750,000                800,220
---------------------------------------------------------------------------------------------------------------------------------
West Shore, PA, Hospital Authority (Holy Spirit Hospital), 6.25%, 2032                             350,000                379,211
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 13,067,272
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Clarion, PA, Industrial Development Authority Rev. (Beverly Enterprises, Inc.), 7.5%, 2012      $  150,000           $    153,675
---------------------------------------------------------------------------------------------------------------------------------
Cumberland County, PA, Retirement Community Rev. (Wesley Affiliated Services), 7.25%, 2035         150,000                162,441
---------------------------------------------------------------------------------------------------------------------------------
Lancaster County, PA, Hospital Authority Rev. (Willow Valley Retirement Project),
  5.875%, 2031                                                                                     500,000                529,585
---------------------------------------------------------------------------------------------------------------------------------
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing
  Care), 6.25%, 2035                                                                               250,000                262,790
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,108,491
---------------------------------------------------------------------------------------------------------------------------------
HUMAN SERVICES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Montgomery County, PA, Industrial Development Authority (Wordsworth Academy), 8%, 2024          $  150,000           $    151,695
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
New Morgan, PA, Industrial Development Authority, Solid Waste Disposal Rev. (New Morgan
  Landfill Co, Inc./Browning Ferris, Inc.), 6.5%, 2019                                          $  530,000           $    530,175
---------------------------------------------------------------------------------------------------------------------------------
Westmoreland County, PA, Industrial Development Corp. (Waste Management), LOC, 5.1%, 2018          500,000                518,555
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,048,730
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Bucks County, PA, Industrial Development Authority Rev. (USX Corp.), 5.4%, 2017                 $  300,000           $    326,382
---------------------------------------------------------------------------------------------------------------------------------
Lehigh County, PA, Industrial Development Authority Pollution Control Rev. (PPL
  Electric Utility Corp.), "A", FGIC, 4.7%, 2029                                                   500,000                508,125
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev. (Amtrak), 6.125%, 2021                  150,000                159,543
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev
  (Proctor & Gamble), 5.375%, 2031                                                               1,000,000              1,120,820
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Refinery),
  5.875%, 2022                                                                                     270,000                291,743
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,406,613
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Erie County, PA, Industrial Development Authority (International Paper Co.), 5.3%, 2012         $  650,000           $    698,230
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Gallery Certificate Trust, PA, Parking Rev., FSA, 4.5%, 2013##                                  $  165,000           $    165,046
---------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Housing Authority Capital Program Rev., FSA, 5.25%, 2014                      $1,000,000           $  1,125,840
---------------------------------------------------------------------------------------------------------------------------------
PARKING - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Public Parking Authority Rev., FSA, 5.625%, 2015                              $1,000,000           $  1,099,860
---------------------------------------------------------------------------------------------------------------------------------
Pittsburgh, PA, Public Parking Authority Rev., "A", FGIC, 5%, 2025                                 500,000                530,380
---------------------------------------------------------------------------------------------------------------------------------
Pittsburgh, PA, Public Parking Authority Rev., AMBAC, 6%, 2020                                     500,000                567,655
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,197,895
---------------------------------------------------------------------------------------------------------------------------------
SALES & EXCISE TAX REVENUE - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Pittsburgh & Allegheny County, PA, Sales Tax Rev. (Public Auditorium Hotel Room),
  AMBAC, 5.25%, 2017                                                                            $  500,000           $    538,630
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING REVENUE - LOCAL - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Pittsburgh, PA, Urban Development Authority Mortgage Rev., 5.5%, 2010                           $  225,000           $    225,641
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 4.1%
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5.75%, 2013                   $  195,000           $    201,934
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5%, 2014                         500,000                514,640
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5.1%, 2020                     1,405,000              1,440,856
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5.25%, 2021                      750,000                763,320
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5.25%, 2033                      670,000                691,393
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5%, 2034                         950,000                986,262
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,598,405
---------------------------------------------------------------------------------------------------------------------------------
SOLID WASTE REVENUE - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev.
  (American Ref-Fuel Co.), "A", 6.2%, 2019                                                      $  300,000           $    312,471
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 4.1%
---------------------------------------------------------------------------------------------------------------------------------
Delaware Valley, PA, Regional Finance Authority, RITES, AMBAC, 8.425%, 2018++                   $  500,000           $    649,290
---------------------------------------------------------------------------------------------------------------------------------
Northumberland County, PA (Country Careers and Arts Center), 6.65%, 2020                           255,000                264,394
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Convention Center Rev., 6.75%, 2019                                                   250,000                254,145
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Industrial Development Authority, Economic Development, AMBAC, 7%, 2007               300,000                318,576
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Industrial Development Authority, FSA, 5.125%, 2026                            1,000,000              1,067,590
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Industrial Development Authority, FSA, 5.25%, 2030                               750,000                796,253
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Industrial Development Authority, MBIA, 5.35%, 2012                              500,000                528,320
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., RITES, AMBAC, 8.255%, 2013+++                                    500,000                644,030
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,522,598
---------------------------------------------------------------------------------------------------------------------------------
STUDENT LOAN REVENUE - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Education, Capital Acquistion Rev., MBIA, 5%, 2026                          $1,500,000           $  1,577,820
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Pittsburgh & Allegheny County, PA, Sales Tax Rev. (Public Auditorium Hotel Room), AMBAC,
  5.25%, 2013                                                                                   $  500,000           $    543,175
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "A", 5.25%, 2024                                     135,000                144,896
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    688,071
---------------------------------------------------------------------------------------------------------------------------------
TAX ASSESSMENT - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Redevelopment Authority Rev. (Pittsburgh Mills), 5.6%, 2023               $  350,000           $    370,969
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Childrens Trust Fund, Tobacco Settlement Rev., PR, 5.375%, 2033                                 $  325,000           $    335,384
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021                                        150,000                152,070
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    487,454
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 6.4%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Port Authority Special Rev., MBIA, 6.25%, 2009++++                        $  500,000           $    562,135
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico Highway & Transportation Authority, "Y", 5.5%, 2036                  1,020,000              1,142,410
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico Highway & Transportation Authority, ROLS, MBIA, 8.633%, 2020+++      1,500,000              2,093,880
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Turnpike Commission, 5.5%, 2015                                                       250,000                277,638
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Turnpike Commission, MBIA, 5%, 2024                                                 1,775,000              1,901,859
---------------------------------------------------------------------------------------------------------------------------------
Southeastern Pennsylvania Transportation Authority, Special Rev., FGIC, 5.25%, 2013                500,000                539,860
---------------------------------------------------------------------------------------------------------------------------------
Southeastern Pennsylvania Transportation Authority, Special Rev., FGIC, 5.375%, 2017               500,000                529,345
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,047,127
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 10.3%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, (Chatham College), 5.95%, 2032                                            $  335,000           $    360,447
---------------------------------------------------------------------------------------------------------------------------------
Cumberland County, PA, Municipal Authority (Dickinson College), AMBAC, 5.55%, 2017                 535,000                586,965
---------------------------------------------------------------------------------------------------------------------------------
Lycoming County, PA, (College of Technology), AMBAC, 5.25%, 2032                                   750,000                797,603
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Authority Rev. (Clarion University
  Foundation), XLCA, 5%, 2023                                                                    1,000,000              1,072,020
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), 5.2%, 2032          500,000                532,495
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), MBIA, 5%, 2028      750,000                804,068
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Authority Rev. (Indepedent Colleges &
  University), FGIC, 5%, 2024                                                                    1,000,000              1,074,420
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Authority Rev. (Marywood University),
  MBIA, 5.5%, 2010++++                                                                             300,000                333,804
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Authority Rev. (Mercyhurst College),
  "B", 5%, 2023                                                                                    500,000                514,165
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Authority Rev. (Widener University),
  5.375%, 2029                                                                                     300,000                321,477
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Authority Rev. (Widener University),
  5%, 2031                                                                                         300,000                310,767
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Public School Building Authority (Delaware County College), MBIA,
  5.75%, 2016                                                                                      500,000                561,250
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania State Public School Building Authority, Montgomery County Community
  College, AMBAC, 5%, 2025                                                                         500,000                539,405
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania State University, 5%, 2029                                                          1,000,000              1,067,270
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania State University, 5%, 2029                                                          1,400,000              1,502,508
---------------------------------------------------------------------------------------------------------------------------------
Union County, PA, Higher Educational Facilities Financing Authority, University
  Rev. (Bucknell University), 5.25%, 2021                                                        1,000,000              1,094,240
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 11,472,904
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - DORMITORIES - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority (Germantown Friends School
  Project), 5.35%, 2031                                                                         $  600,000           $    640,140
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - COGENERATION - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Carbon County, PA, Industrial Development Authority Rev. (Panther Creek Partners),
  6.65%, 2010                                                                                   $  125,000           $    134,519
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery
  Rev. (Northampton Generating), 6.4%, 2009                                                        150,000                152,295
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    286,814
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Lehigh County, PA, Industrial Development Authority Rev. (PPL Electric Utilities
  Corp.), FGIC, 4.75%, 2027                                                                     $  750,000           $    772,725
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev. (Reliant Energy
  Seward), "A", 6.75%, 2036                                                                        250,000                268,493
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,041,218
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 4.8%
---------------------------------------------------------------------------------------------------------------------------------
Guam Power Authority Rev., RITES, AMBAC, 7.995%, 2014+++                                        $2,170,000           $  2,566,589
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Gas Works Rev. (1998 General Ordinance), FSA, 5.25%, 2020                      1,000,000              1,097,740
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Gas Works Rev., FSA, 5.5%, 2016                                                1,000,000              1,088,360
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Gas Works Rev., FSA, 5.5%, 2018                                                  500,000                549,365
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,302,054
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 9.5%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Sewer Rev., MBIA, 5.75%, 2010++++                                         $  750,000           $    850,095
---------------------------------------------------------------------------------------------------------------------------------
Bucks County, PA, (Suburban Water Co.), FGIC, 5.55%, 2032                                        1,000,000              1,077,590
---------------------------------------------------------------------------------------------------------------------------------
Delaware County, PA, Water Quality Control Authority, Sewer Rev., FGIC, 5%, 2018                   750,000                799,665
---------------------------------------------------------------------------------------------------------------------------------
Fairview Township, PA, Sewer Rev., FGIC, 5.05%, 2018                                               750,000                803,933
---------------------------------------------------------------------------------------------------------------------------------
Johnstown, PA, Redevelopment Authority, Sewer Rev., "A", FSA, 5%, 2034                           1,500,000              1,592,310
---------------------------------------------------------------------------------------------------------------------------------
Lancaster County, PA, Water & Sewer Authority Rev., MBIA, 5%, 2028                                 440,000                468,802
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Water Rev., MBIA, 5.5%, 2014                                                   1,000,000              1,022,110
---------------------------------------------------------------------------------------------------------------------------------
Unity Township, PA, Municipal Authority Sewer Rev., FSA, 5%, 2034                                1,660,000              1,764,879
---------------------------------------------------------------------------------------------------------------------------------
University Area Joint Authority, Sewer Rev., MBIA, 5%, 2023                                      1,500,000              1,588,095
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Water & Power Authority Rev., ASST GTY, 5.3%, 2018                                  500,000                532,750
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 10,500,229
---------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $101,238,683)                                                                $108,101,250
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
  Hospital), "A", 2.57%, due 7/07/05                                                            $  400,000           $    400,000
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
  Hospital), "C", 2.57%, due 7/07/05                                                             1,200,000              1,200,000
---------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at identified cost                                                                 $  1,600,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $102,838,683)                                                                    $109,701,250
---------------------------------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES-1.1%                                                                                     1,192,072
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                  $110,893,322
---------------------------------------------------------------------------------------------------------------------------------
  ++ Inverse floating rate security.
   + Restricted security.
++++ Refunded bond.
  ## SEC Rule 144A restriction.

The following abbreviations are used in the Portfolio of Investments and are defined:

Insurers
---------------------------------------------------------------------------------------------------------------------------------
AMBAC       = AMBAC Indemnity Corp.
ASST GTY    = Asset Guaranty Insurance Co.
CONNIE LEE  = Connie Lee Insurance Co.
FGIC        = Financial Guaranty Insurance Co.
FSA         = Financial Security Assurance, Inc.
LOC         = Letter of Credit
MBIA        = Municipal Bond Insurance Corp.
XLCA        = XL Capital Insurance Co.

Inverse Floaters
---------------------------------------------------------------------------------------------------------------------------------
RITES       = Residual Interest Tax-Exempt Security
ROLS        = Residual Option Longs

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS PENNSYLVANIA MUNICIPAL BOND FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 06/30/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                                              $102,820,795
                                                                                            ============
Gross unrealized appreciation                                                               $  6,903,966
Gross unrealized depreciation                                                                    (23,511)
                                                                                            ------------
      Net unrealized appreciation (depreciation)                                            $  6,880,455
                                                                                            ============

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include swap agreements. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Swap Agreements
Interest Rate Swaps

                                        Notional Principal                                                     Unrealized
                                           Amount of        Cash Flows Paid              Cash Flows           Appreciation
Expiration                                 Contract           by the fund            Received by the Fund     (Depreciation)
----------------------------------------------------------------------------------------------------------------------------

                                                           Fixed - 3 Year BMA
                                                              Swap Index,             Floating - 7 Day BMA
         12/01/2007        USD           $  2,000,000          (2.795%)                   Swap Index            $   7,111
                                                            Fixed - 10 Year
                                                             BMA Swap Index,          Floating - 7 Day BMA
         8/03/2015         USD              3,000,000          (3.803%)                   Swap Index              (89,630)
                                                            Fixed - 10 Year
                                                             BMA Swap Index,          Floating - 7 Day BMA
         9/01/2015         USD              3,000,000          (3.937%)                   Swap Index             (118,553)
                                                            Fixed - 10 Year
                                                            LIBOR Swap Index         Floating - 3 Month
         12/01/2015        USD              3,000,000          (4.412%)                LIBOR Swap Index              (511)
                                                            Fixed - 10 Year
                                                            LIBOR Swap Index         Floating - 3 Month
         12/07/2015        USD              2,000,000          (4.303%)                 LIBOR Swap Index           16,719
                                                            Fixed - 10 Year
                                                            LIBOR Swap Index         Floating - 3 Month
         12/09/2015        USD              2,000,000          (4.529%)                 LIBOR Swap Index          (18,595)
                                                            Fixed - 10 Year
                                                            LIBOR Swap Index         Floating - 3 Month
         12/23/2015        USD              2,000,000          (4.464%)                 LIBOR Swap Index           (7,732)
                                                            Fixed - 15 Year
                                                            BMA Swap Index,          Floating - 7 Day BMA
         8/19/2020         USD              1,000,000          (3.744%)                 Swap Index                (11,778)
                                                            Fixed - 15 Year
                                                            LIBOR Swap Index         Floating - 3 Month
         9/23/2020         USD              1,000,000           (4.54%)                  LIBOR Swap Index            (776)
                                                            Fixed - 15 Year
                                                            LIBOR Swap Index         Floating - 3 Month
         11/29/2020        USD              2,000,000           (4.77%)                  LIBOR Swap Index         (43,871)
                                                                                                                ---------
                                                                                                                   $(267,616)
                                                                                                                =========

At June 30, 2005, the series had sufficient cash and/or securities to cover any commitments under these contracts.

(3) Restricted Securities

At June 30, 2005, the fund owned the following restricted securities which are subject to legal or contractual restrictions on resale, excluding securities issued under Rule 144A, constituting 7.2% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                              DATE OF                     PAR
DESCRIPTION                                 ACQUISITION                  AMOUNT                COST                 VALUE
-----------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico Highway
& Transportation Authority, ROLS,
MBIA, 8.633%, 2020                          4/25/2003                  $ 1,500,000           $ 1,969,560          $ 2,093,880
Commonwealth of Puerto Rico, ROLS,
FGIC, 8.633%, 2015                          8/05/2002                    1,000,000             1,292,920            1,343,860
Commonwealth of Puerto Rico, ROLS,
XLCA, 8.543%, 2017                          10/22/2001                   1,000,000             1,210,760            1,348,100
Guam Power Authority Rev., RITES,
AMBAC, 7.995%, 2014                         5/20/1999                    2,170,000             2,308,663            2,566,589
Puerto Rico Public Finance Corp., RITES,
AMBAC, 8.255%, 2013                         9/30/1999                      500,000               509,110              644,030
                                                                                                                  -----------
                                                                                                                  $ 7,996,459
                                                                                                                  ===========

A prospectus for any MFS product can be obtained from your investment professional. You should read the prospectus carefully before investing as it contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, the fees, charges, and expenses involved. These elements, as well as other information contained in the prospectus, should be considered carefully before investing.

(C)2005 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 06/30/05

MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND


[graphic omitted]

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS(R) South Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 06/30/2005

ISSUER                                                                                          PAR AMOUNT                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------

MUNICIPAL BONDS - 97.2%
---------------------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
Horry County, SC, "A", FSA, 5.7%, 2027                                                          $2,250,000           $  2,333,385
---------------------------------------------------------------------------------------------------------------------------------
Richland Lexington, SC, Airport Rev. (Columbia Airport), "A", AMBAC, 5.7%, 2026                  1,000,000              1,021,510
---------------------------------------------------------------------------------------------------------------------------------
Richland Lexington, SC, Airport Rev. (Columbia Airport), "A", FSA, 5%, 2026                      1,000,000              1,042,120
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,397,015
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
York County, SC, Industrial Rev., Exempt Facilities Hoechst Celanese, 5.7%, 2024                $  850,000           $    846,906
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 6.4%
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, RITES, ETM, 8.524%, 2018++++,+++                                   $2,000,000           $  2,450,520
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, RITES, ETM, 8.524%, 2019++++,+++                                    1,750,000              2,138,850
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, RITES, MBIA, 9.024%, 2020+++                                        2,000,000              2,484,240
---------------------------------------------------------------------------------------------------------------------------------
Hilton Head Island, SC, Rev., MBIA, 5.125%, 2022                                                 1,000,000              1,087,460
---------------------------------------------------------------------------------------------------------------------------------
Horry County, SC, Hospital Fee Special Obligation, 6%, 2015                                        915,000              1,028,140
---------------------------------------------------------------------------------------------------------------------------------
Richard Lexington Riverbanks, SC, Parks District, FGIC, 5.8%, 2018                               1,000,000              1,101,460
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 10,290,670
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Beaufort County, SC, FGIC, 5.25%, 2018                                                          $1,000,000           $  1,071,230
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, RITES, FSA, 9.559%, 2016+++                                           850,000              1,048,628
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,119,858
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 9.5%
---------------------------------------------------------------------------------------------------------------------------------
Anderson County, SC, School District, "B", 5.5%, 2018                                           $1,465,000           $  1,610,811
---------------------------------------------------------------------------------------------------------------------------------
Berkeley County, SC, School District, 5%, 2008++++                                               2,000,000              2,154,320
---------------------------------------------------------------------------------------------------------------------------------
Chesterfield County, SC, School District, FSA, 5%, 2023                                          3,000,000              3,193,380
---------------------------------------------------------------------------------------------------------------------------------
Darlington County, SC, School District, FSA, 5%, 2027                                            2,770,000              2,982,958
---------------------------------------------------------------------------------------------------------------------------------
Orangeburg County, SC, Consolidated School District, FSA, 5.25%, 2020                            1,065,000              1,164,791
---------------------------------------------------------------------------------------------------------------------------------
Orangeburg County, SC, Consolidated School District, FSA, 5.375%, 2022                           2,050,000              2,265,435
---------------------------------------------------------------------------------------------------------------------------------
Richland County, SC, School District, 5.1%, 2021                                                 1,750,000              1,871,100
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 15,242,795
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 19.9%
---------------------------------------------------------------------------------------------------------------------------------
Charleston County, SC, Hospital Facilities Rev. (Medical Society Health), MBIA, ETM,
  5%, 2022++++                                                                                  $2,450,000           $  2,456,885
---------------------------------------------------------------------------------------------------------------------------------
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), "A", 5%, 2031               2,000,000              2,117,480
---------------------------------------------------------------------------------------------------------------------------------
Florence County, SC, Rev. (McLeod Regional Medical Center), "A", FSA, Hospital5.25%, 2034        2,000,000              2,147,680
---------------------------------------------------------------------------------------------------------------------------------
Greenville, SC, Hospital  Systems, Hospital Facilities Rev., 6%, 2020                            3,400,000              4,116,142
---------------------------------------------------------------------------------------------------------------------------------
Greenwood County, SC, Hospital Facilities Rev. (Self Memorial Hospital), 5.5%, 2021              1,000,000              1,054,890
---------------------------------------------------------------------------------------------------------------------------------
Lexington County, SC, Health Services District, Inc., 5.5%, 2032                                   250,000                269,338
---------------------------------------------------------------------------------------------------------------------------------
Lexington County, SC, Health Services District, Inc., 5.5%, 2037                                   250,000                268,770
---------------------------------------------------------------------------------------------------------------------------------
Lexington County, SC, Health Services District, Inc., Hospital Rev., Refunding &
  Improvement, 5.5%, 2032                                                                        1,000,000              1,071,560
---------------------------------------------------------------------------------------------------------------------------------
Lexington County, SC, Health Services District, Inc., Hospital Rev., Refunding &
  Improvement, FSA, 5.125%, 2021                                                                 1,500,000              1,589,280
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority (Bon Secours Health Systems,
  Inc.), "A", 5.625%, 2030                                                                       1,250,000              1,313,213
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev
  (Anderson Area Medical Center, Inc.), MBIA, 5.25%, 2015                                        1,750,000              1,805,930
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev
  (Georgetown Memorial Hospital), AMBAC, 5%, 2023                                                1,000,000              1,035,570
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev
  (Georgetown Memorial Hospital), ASST GTY, 5.25%, 2021                                          1,500,000              1,600,110
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev
  (Palmetto Health Alliance), 6.25%, 2031                                                          750,000                823,073
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority, Hospital Facilties Rev
  (Georgetown Memorial Hospital), AMBAC, 6%, 2014                                               $1,000,000              1,122,510
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Medical University, Hospital Facilities Rev, "A", MBIA, 5%, 2031                  3,100,000              3,259,588
---------------------------------------------------------------------------------------------------------------------------------
Spartanburg County, SC, Health Service Rev., AMBAC, 5.3%, 2020                                   2,500,000              2,565,150
---------------------------------------------------------------------------------------------------------------------------------
Spartanburg County, SC, Health Service Rev., AMBAC, 5.3%, 2025                                   1,000,000              1,025,980
---------------------------------------------------------------------------------------------------------------------------------
Spartanburg County, SC, Health Service Rev., FSA, 5.25%, 2032                                    2,250,000              2,391,998
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 32,035,147
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Greenville County, SC, Hospital Rev. (Chestnut Hill) "A", 8%, 2015                              $1,465,000           $  1,492,366
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority, Residential Care Facilities
(Episcopal Home), "A", 6.375%, 2032                                                                400,000                416,072
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,908,438
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Calhoun County, SC, Solid Waste Disposal Facilities Rev. (Carolina Eastman Co.), ETM,
6.75%, 2017++++                                                                                 $1,000,000           $  1,257,180
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Refinery),
5.875%, 2022                                                                                       385,000                416,004
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,673,184
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Darlington County, SC, Industrial Development Rev. (Sonoco Products Co.), 6.125%, 2025          $1,500,000           $  1,538,475
---------------------------------------------------------------------------------------------------------------------------------
Florence County, SC, Industrial Development Rev. (Stone Container Corp.), 7.375%, 2007             225,000                225,151
---------------------------------------------------------------------------------------------------------------------------------
Georgetown County, SC, Environmental Improvement Rev., International Paper, "A", 5.3%, 2028        500,000                509,340
---------------------------------------------------------------------------------------------------------------------------------
Richland County, SC, Environmental Improvement Rev., International Paper, "A", 6.1%, 2023        1,000,000              1,075,920
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,348,886
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - ENTERTAINMENT & TOURISM - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Myrtle Beach, SC, Hospitality Fee Rev., "A", FGIC, 5%, 2036                                     $  510,000           $    540,024
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority (Myrtle Beach Convention), "B",
  MBIA, 5.125%, 2018                                                                               570,000                609,170
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority (Myrtle Beach Convention),
  "B", MBIA, 5.125%, 2019                                                                          595,000                640,654
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority (Myrtle Beach Convention), "B",
  MBIA, 5.125%, 2020                                                                               630,000                676,318
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,466,166
---------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Housing, Finance & Development Authority (Runaway Bay Apartments),               $1,300,000           $  1,334,125
  6.125%, 2015
---------------------------------------------------------------------------------------------------------------------------------
Single Family Housing - State - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Housing, Finance & Development Authority Mortgage Rev., "A-2", FSA,              $1,000,000           $  1,030,280
  5.2%, 2035
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Housing, Finance & Development Authority Rev., "A-2", FSA, 6%, 2020                 425,000                427,019
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Housing, Finance & Development Authority Rev., "A-2", FSA, 5.35%, 2024            1,905,000              1,977,657
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,434,956
---------------------------------------------------------------------------------------------------------------------------------
STATE & AGENCY - OTHER - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Greenville County, SC (University Center), "A", AMBAC, 5.25%, 2019                              $1,000,000           $  1,091,580
---------------------------------------------------------------------------------------------------------------------------------
Richland County, SC, Certificates of Participation, FGIC, ETM, 0%, 2006++++                      1,160,000              1,142,229
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Water Resources Authority Rev. (Local Government Program), "A", 7.25%, 2020         605,000                607,777
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,841,586
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 4.0%
---------------------------------------------------------------------------------------------------------------------------------
North Charleston, SC, Municipal Golf Course Mortgage Rev., 5.5%, 2009++++                       $1,000,000           $  1,102,280
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., 5.75%, 2007++++                                                1,000,000              1,045,440
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., RITES, AMBAC, 8.255%, 2013+++                                  1,375,000              1,771,083
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., RITES, AMBAC, 8.255%, 2019+++                                  1,300,000              1,766,804
---------------------------------------------------------------------------------------------------------------------------------
Spartanburg, SC, Public Facilities Corp. (Renaissance Park), AMBAC, 5.125%, 2025                   685,000                732,573
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,418,180
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "A", 5.25%, 2024                                  $  180,000           $    193,194
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Tobacco Settlement Authority, 6.375%, 2028                                       $1,000,000           $  1,063,200
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Transportation Infrastructure Rev., "A", AMBAC, 5%, 2023                         $  500,000           $    530,440
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Transportation Infrastructure Rev., "A", MBIA, 5.375%, 2018                       1,000,000              1,091,300
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,621,740
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 10.2%
---------------------------------------------------------------------------------------------------------------------------------
Charleston, SC, Academic & Administrative Facilities Rev., "B", XLCA, 5.125%, 2034              $1,510,000           $  1,616,863
---------------------------------------------------------------------------------------------------------------------------------
Clemson University, University Rev., AMBAC, 6.25%, 2015                                          1,250,000              1,397,525
---------------------------------------------------------------------------------------------------------------------------------
College Charleston, SC, Higher Education Facility Rev., "A", FGIC, 5.25%, 2028                   2,435,000              2,615,994
---------------------------------------------------------------------------------------------------------------------------------
College of Charleston, SC, Academic & Administrative Facilities Rev., "B", XLCA,
  5%, 2024                                                                                         800,000                856,008
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Educational Facilities Authority (Furman University), AMBAC,
  5.375%, 2020                                                                                   1,245,000              1,366,114
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Educational Facilities Authority (Furman University), AMBAC, 5.5%, 2030           2,000,000              2,184,320
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority, Student Housing Rev
  (Francis Marion University), "A", MBIA, 5%, 2034                                               1,945,000              2,053,784
---------------------------------------------------------------------------------------------------------------------------------
University of South Carolina, University Rev., "A", FGIC, 5.625%, 2020                           1,555,000              1,710,718
---------------------------------------------------------------------------------------------------------------------------------
University of South Carolina, University Rev., MBIA, 5.75%, 2026                                   515,000                533,504
---------------------------------------------------------------------------------------------------------------------------------
University of South Carolina, University Rev., "A", 5%, 2034                                     2,000,000              2,105,580
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 16,440,410
---------------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 10.2%
---------------------------------------------------------------------------------------------------------------------------------
Camden, SC, Public Utilities Rev., MBIA, 5.5%, 2007++++                                         $1,425,000           $  1,516,998
---------------------------------------------------------------------------------------------------------------------------------
Camden, SC, Public Utilities Rev., MBIA, 5.5%, 2017                                                 75,000                 79,678
---------------------------------------------------------------------------------------------------------------------------------
Easley, SC, Utility Rev., FSA, 5%, 2027                                                          1,000,000              1,061,520
---------------------------------------------------------------------------------------------------------------------------------
Easley, SC, Utility Rev., Refunding & Improvement, FSA, 5%, 2034                                 1,500,000              1,600,245
---------------------------------------------------------------------------------------------------------------------------------
Greenwood, SC, Combined Public Utility, Refunding & Improvement Systems, MBIA, 5%, 2021            175,000                188,673
---------------------------------------------------------------------------------------------------------------------------------
Orangeburg County, SC, Solid Waste Disposal Facilities Rev., Electric & Gas,
  AMBAC, 5.7%, 2024                                                                              2,000,000              2,009,100
---------------------------------------------------------------------------------------------------------------------------------
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 2021                                          2,600,000              3,301,740
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority, RITES, FSA, 7.97%, 2015+++                                 1,000,000              1,129,640
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Public Service Authority, "A", AMBAC, 5%, 2034                                    2,000,000              2,116,140
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Public Service Authority, "A", MBIA, 5.5%, 2018                                     200,000                218,970
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Public Service Authority, "B", AMBAC, 5.5%, 2023                                  1,000,000              1,032,620
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Public Service Authority, "B", FGIC, 5.875%, 2023                                   500,000                517,780
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Public Service Authority, "B", FSA, 5.125%, 2037                                  1,500,000              1,578,924
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 16,352,028
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 20.2%
---------------------------------------------------------------------------------------------------------------------------------
Anderson County, SC, Joint Municipal Water, FSA, 5%, 2032                                       $1,000,000           $  1,051,950
---------------------------------------------------------------------------------------------------------------------------------
Anderson, SC, Water & Sewer Systems Rev., FGIC, 5.125%, 2032                                     2,000,000              2,139,740
---------------------------------------------------------------------------------------------------------------------------------
Charleston, SC, Waterworks & Sewer Rev., Capital Improvement, "B", 5%, 2028                      1,000,000              1,055,530
---------------------------------------------------------------------------------------------------------------------------------
Columbia, SC, Waterworks & Sewer Systems Rev., 0%, 2006                                          9,330,000              9,185,478
---------------------------------------------------------------------------------------------------------------------------------
Columbia, SC, Waterworks & Sewer Systems Rev., 6%, 2010++++                                      2,000,000              2,253,460
---------------------------------------------------------------------------------------------------------------------------------
Greenville, SC, Stormwater Systems, FSA, 5%, 2022                                                  595,000                637,840
---------------------------------------------------------------------------------------------------------------------------------
Greenville, SC, Waterworks Rev., 5.5%, 2007++++                                                  1,000,000              1,062,380
---------------------------------------------------------------------------------------------------------------------------------
Greenville, SC, Waterworks Rev., 5.25%, 2020                                                       860,000                946,688
---------------------------------------------------------------------------------------------------------------------------------
Rock Hill, SC, Utility Systems Rev., Refunding & Improvement, "A", FSA, 5.375%, 2023               500,000                550,890
---------------------------------------------------------------------------------------------------------------------------------
Spartanburg, SC, San Sewer District, Sewer Systems Rev., "B", MBIA, 5%, 2034                     4,000,000              4,250,840
---------------------------------------------------------------------------------------------------------------------------------
Spartanburg, SC, Water & Sewer Authority Rev., "B", MBIA, 5.25%, 2030                            1,000,000              1,086,800
---------------------------------------------------------------------------------------------------------------------------------
Spartanburg, SC, Waterworks Rev., FGIC, 6.05%, 2006++++                                          2,750,000              2,834,535
---------------------------------------------------------------------------------------------------------------------------------
Western Carolina Regional Sewer Authority Rev., AMBAC, 0%, 2007                                  4,000,000              3,812,240
---------------------------------------------------------------------------------------------------------------------------------
York County, SC, Water & Sewer Rev., Refunding & Capital Improvement, MBIA, 5%, 2027             1,490,000              1,582,335
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 32,450,706
---------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $143,706,493)                                                                $156,479,190
---------------------------------------------------------------------------------------------------------------------------------

FLOATING RATE DEMAND NOTES - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
  Hospital), "A", 2.32%, due 7/07/05                                                            $  100,000           $    100,000
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
  Hospital), "B", 2.32%, due 7/07/05                                                             1,710,000              1,710,000
---------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at identified cost                                                                 $  1,810,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $145,516,493)                                                                    $158,289,190
---------------------------------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES-1.7%                                                                                     2,671,103
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                  $160,960,293
---------------------------------------------------------------------------------------------------------------------------------

   + Restricted security.
  ++ Inverse floating rate security.
++++ Refunded bond.

The following abbreviations used in the Portfolio of Investments and are defined:

ETM         = Escrowed to Maturity.
---------------------------------------------------------------------------------------------------------------------------------

Insurers
---------------------------------------------------------------------------------------------------------------------------------
AMBAC       = AMBAC Indemnity Corp.
ASST GTY    = Asset Guaranty Insurance Co.
FGIC        = Financial Guaranty Insurance Co.
FSA         = Financial Security Assurance, Inc.
MBIA        = Municipal Bond Investors Corp.
XLCA        = XL Capital Insurance Co.

Inverse Floaters
---------------------------------------------------------------------------------------------------------------------------------
RITES       = Residual Interest Tax-Exempt Security

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS SOUTH CAROLINA FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 06/30/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                                       $145,337,083
                                                                                     ============
Gross unrealized appreciation                                                        $ 12,952,107
Gross unrealized depreciation                                                                  --
                                                                                     ------------
Net unrealized appreciation(depreciation)                                            $ 12,952,107
                                                                                     ============

(2) Financial Instruments

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include swap agreements. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Swap Agreements
Interest Rate Swaps
                                       Notional Principal         Cash Flows Paid          Cash Flows             Unrealized
                                            Amount of               by the Fund        Received by the Fund       Appreciation
Expiration                                  Contract              (trust, series)        (trust, series)        (Depreciation)
--------------------------------------------------------------------------------------------------------------------------------

12/1/2007      USD                        $ 3,000,000             Fixed - 3 Year       Floating - 7 Day
                                                                     BMA Swap              BMA Swap
                                                                  Index, (2.795%)            Index                 $ 10,667

9/23/2020      USD                          2,000,000             Fixed - 15 Year         Floating - 3
                                                                    LIBOR Swap             Month LIBOR
                                                                  Index (4.54%)            Swap Index                (1,552)

11/3/2035      USD                          2,000,000             Floating - 7 Day       Fixed - 30 Year
                                                                     BMA Swap               BMA Swap
                                                                      Index                Index (4.102%)            79,558
                                                                                                                   --------
                                                                                                                   $ 88,673
                                                                                                                   ========

At June 30, 2005 the fund had sufficient cash and/or securities to cover any commitments under these contracts.

(3) Restricted Securities

At June 30, 2005 the fund owned the following restricted securities which are subject to legal or contractual restrictions on resale, excluding securities issued under Rule 144A, constituting 7.9% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered.
The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                            DATE OF                  PAR
DESCRIPTION                               ACQUISITION               AMOUNT                     COST               VALUE
-----------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, RITES,
ETM, 8.524%, 2018                         10/05/2000              $ 2,000,000                 $2,066,433        $ 2,450,520
Commonwealth of Puerto Rico, RITES,
ETM, 8.524%, 2019                         10/05/2000                1,750,000                  1,794,108          2,138,850
Commonwealth of Puerto Rico, RITES,
MBIA, 9.024%, 2020                        3/30/2000                 2,000,000                  2,043,232          2,484,240
Commonwealth of Puerto Rico, RITES,
FSA, 9.559%, 2016                         1/06/2000                   850,000                    882,124          1,048,628
Puerto Rico Electric Power Authority,
RITES, FSA, 7.97%, 2015                   9/30/1999                 1,000,000                    976,500          1,129,640
Puerto Rico Public Finance Corp.,
RITES, AMBAC, 8.255%, 2013                9/30/1999                 1,375,000                  1,398,793          1,771,083
Puerto Rico Public Finance Corp.,
RITES, AMBAC, 8.255%, 2019                3/31/1999                 1,300,000                  1,470,326          1,766,804
                                                                                                                 -----------
                                                                                                                 $12,789,765
                                                                                                                 ===========

A prospectus for any MFS product can be obtained from your investment professional. You should read the prospectus carefully before investing as it contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, the fees, charges, and expenses involved. These elements, as well as other information contained in the prospectus, should be considered carefully before investing.

(C)2005 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 06/30/05

MFS(R) Tennessee Municipal Bond Fund


[graphic omitted]

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Tennessee Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 06/30/2005

ISSUER                                                                                          PAR AMOUNT                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 99.1%
---------------------------------------------------------------------------------------------------------------------------------
AIRPORT AND PORT REVENUE - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Memphis-Shelby County, TN, Airport Authority Facilities Rev., FSA, 5.125%, 2021                 $1,500,000           $  1,566,795
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 8.0%
---------------------------------------------------------------------------------------------------------------------------------
Chattanooga, TN, Public Improvement, 5%, 2021                                                   $2,570,000           $  2,728,183
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Unrefunded, Public Improvement, FSA, 5%, 2024                         770,000                816,516
---------------------------------------------------------------------------------------------------------------------------------
Lincoln County, TN, School Improvement, FGIC, 5.8%, 2007++++                                     1,000,000              1,062,260
---------------------------------------------------------------------------------------------------------------------------------
Lincoln County, TN, School Improvement, FGIC, 5.8%, 2007++++                                     1,000,000              1,062,260
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Commonwealth, 5.4%, 2006++++                                                         3,000,000              3,124,200
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Building Authority, 5.5%, 2021                                                1,000,000              1,170,710
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  9,964,129
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Knoxville, TN, Recreational Facilities Improvement, 5.5%, 2008++++                              $  645,000           $    698,567
---------------------------------------------------------------------------------------------------------------------------------
Williamson County, TN, Public Improvement, 5%, 2018                                              1,760,000              1,907,224
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,605,791
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 14.3%
---------------------------------------------------------------------------------------------------------------------------------
Fayette County, TN, School District, AMBAC, 5.6%, 2008++++                                      $1,215,000           $  1,300,001
---------------------------------------------------------------------------------------------------------------------------------
Gibson County, TN, School District, MBIA, 5.75%, 2009++++                                          455,000                500,582
---------------------------------------------------------------------------------------------------------------------------------
Gibson County, TN, School District, MBIA, 5.75%, 2016                                              190,000                210,668
---------------------------------------------------------------------------------------------------------------------------------
Giles County, TN, School Improvement, FGIC, 5.75%, 2010++++                                      1,980,000              2,209,957
---------------------------------------------------------------------------------------------------------------------------------
Greene County, TN, Rural School, FGIC, 5%, 2020                                                  1,240,000              1,317,971
---------------------------------------------------------------------------------------------------------------------------------
Greene County, TN, Rural School, FGIC, 5%, 2021                                                  1,300,000              1,380,340
---------------------------------------------------------------------------------------------------------------------------------
Roane County, TN, Rural School, FGIC, 5.6%, 2008++++                                               915,000                979,242
---------------------------------------------------------------------------------------------------------------------------------
Roane County, TN, Rural School, FGIC, 5.6%, 2008++++                                               975,000              1,043,455
---------------------------------------------------------------------------------------------------------------------------------
Rutherford County, TN, School & Public Improvement, 5%, 2022                                     1,510,000              1,610,400
---------------------------------------------------------------------------------------------------------------------------------
Rutherford County, TN, School District, 5.875%, 2010++++                                         1,100,000              1,238,083
---------------------------------------------------------------------------------------------------------------------------------
Rutherford County, TN, School Improvement, 0%, 2007++++                                          1,500,000                903,555
---------------------------------------------------------------------------------------------------------------------------------
Rutherford County, TN, School Improvement, 5.875%, 2010++++                                      2,000,000              2,251,060
---------------------------------------------------------------------------------------------------------------------------------
Rutherford County, TN, School Improvement, 5%, 2011++++                                          1,000,000              1,097,440
---------------------------------------------------------------------------------------------------------------------------------
Williamson County, TN, Rural School, 6.125%, 2010++++                                            1,575,000              1,782,790
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 17,825,544
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 12.7%
---------------------------------------------------------------------------------------------------------------------------------
Jackson, TN, Hospital Rev. (Jackson-Madison County General Hospital), AMBAC, 5%, 2018           $1,000,000           $  1,053,460
---------------------------------------------------------------------------------------------------------------------------------
Johnson City, TN, Health & Education Financing Authority Rev. (Johnson City Medical
  Center Hospital), MBIA, 5.25%, 2016                                                            1,375,000              1,411,053
---------------------------------------------------------------------------------------------------------------------------------
Johnson City, TN, Health & Education Financing Authority Rev. (Johnson City Medical
  Center Hospital), MBIA, ETM, 5%, 2018++++                                                      1,500,000              1,596,195
---------------------------------------------------------------------------------------------------------------------------------
Knox County, TN, Health Educational Housing Facilities Board, Hospital Facilities Rev
  (Baptist Health Systems), 6.5%, 2031                                                             300,000                316,746
---------------------------------------------------------------------------------------------------------------------------------
Knox County, TN, Health, Education & Housing Facilities Board Rev. (Catholic Healthcare
  Partners), 5.25%, 2030                                                                         1,000,000              1,050,850
---------------------------------------------------------------------------------------------------------------------------------
Knox County, TN, Health, Education & Housing Facilities Board Rev. (Covenent Health),
  FSA, 5%, 2022                                                                                  1,000,000              1,064,140
---------------------------------------------------------------------------------------------------------------------------------
Knox County, TN, Health, Education & Housing Facilities Board Rev. (East Tennessee
  Children's Hospital), 5.75%, 2033                                                                450,000                479,925
---------------------------------------------------------------------------------------------------------------------------------
Knox County, TN, Health, Education & Housing Facilities Board Rev. (Fort Sanders), MBIA,
  5.75%, 2014                                                                                    3,250,000              3,764,768
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational & Housing
  Facilities Board Rev. (Adventist Health System), 5.25%, 2020                                   1,000,000              1,039,300
---------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Health Educational & Housing Facilities Board Rev. (St. Judes
  Children's Research), 5.5%, 2020                                                               1,750,000              1,865,675
---------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Health Educational & Housing Facilities Rev., (Methodist
  HospitalHealthcare), 6.5%, 2012++++                                                              625,000                750,588
---------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Health Educational & Housing Facilities Rev., (Methodist
  HospitalHealthcare), ETM, 6.5%, 2021++++                                                      $  375,000           $    447,773
---------------------------------------------------------------------------------------------------------------------------------
Springfield, TN, Health & Higher Facilities Hospital Rev. (Northcrest
  Educational Medical Center), 5.25%, 2013                                                       1,000,000              1,026,210
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 15,866,683
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Health Educational Rev. (Germantown Village), 7.25%, 2034                    $  500,000           $    527,995
---------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Nursing Home Rev. (Beverly Enterprises, Inc.), 7.4%, 2006++++                   260,000                279,029
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    807,024
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017                                  $1,000,000           $  1,046,440
---------------------------------------------------------------------------------------------------------------------------------
Humphreys County, TN, Industrial Rev. (DuPont), 6.7%, 2024                                       1,750,000              1,776,320
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Refinery),
  5.875%, 2022                                                                                     320,000                345,770
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,168,530
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
McMinn County, TN, Industrial Development Board, Pollution Control Rev. (Bowater,
  Inc.), 7.625%, 2016                                                                           $1,000,000           $  1,003,690
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - ENTERTAINMENT & TOURISM - 3.2%
---------------------------------------------------------------------------------------------------------------------------------
Memphis-Shelby County, TN (Memphis Sports Arena), AMBAC, 5.125%, 2028                           $2,000,000           $  2,134,900
---------------------------------------------------------------------------------------------------------------------------------
Memphis-Shelby County, TN (Memphis Sports Arena), AMBAC, 5.35%, 2029                             1,665,000              1,818,446
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,953,346
---------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 3.7%
---------------------------------------------------------------------------------------------------------------------------------
Chattanooga, TN, Health, Educational & Housing Facilities (Rainbow Creek), GNMA, 6.125%, 2019   $  435,000           $    465,781
---------------------------------------------------------------------------------------------------------------------------------
Franklin, TN, Industrial Development Rev. (Landings Apartments), FSA, 6%, 2026                   1,000,000              1,035,340
---------------------------------------------------------------------------------------------------------------------------------
Knoxville, TN, Community Development Corp., 5%, 2024                                             1,000,000              1,071,740
---------------------------------------------------------------------------------------------------------------------------------
Memphis, TN, Health & Educational Facilities Board Rev. (Hickory Point Apartments),
  MBIA, 5.85%, 2020                                                                              1,000,000              1,056,050
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational &
  Housing Facilities Board Rev. (Berkshire Place), GNMA, 6%, 2023                                  500,000                531,870
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational &
  Housing Facilities Board Rev. (Herman Street), FHA, 7.25%, 2032                                  485,000                490,534
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,651,315
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 12.6%
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency (Homeownership Program), "1A", 5%, 2035                    $1,000,000           $  1,055,410
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Mortgage Finance, 5.2%, 2023                                1,500,000              1,582,650
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Mortgage Finance, 5.35%, 2034                               1,860,000              1,929,694
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Rev., Homeownership Program, 5.45%, 2014                    2,535,000              2,633,459
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Rev., Homeownership Program, 4.45%, 2017                      645,000                648,876
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Rev., Homeownership Program, 4.45%, 2017                      660,000                663,967
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Rev., Homeownership Program, 4.55%, 2018                      575,000                579,209
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Rev., Homeownership Program, 4.55%, 2018                      690,000                695,051
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Rev., Homeownership Program, 6%, 2020                       1,585,000              1,643,344
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Rev., Homeownership Program, 5.05%, 2027                      975,000                992,209
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Rev., Homeownership Program, 5.25%, 2034                    1,470,000              1,543,647
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Rev., Homeownership Program, FSA, 5.4%, 2032                  840,000                859,370
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Rev., Homeownership Program, FSA, 4.15%, 2033                 700,000                710,591
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Rev., Homeownership Program, MBIA, 6.125%, 2020               215,000                218,879
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 15,756,356
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 6.9%
---------------------------------------------------------------------------------------------------------------------------------
Chattanooga, TN, Industrial Development Board, AMBAC, 5.75%, 2018                               $1,000,000           $  1,116,360
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., 5.75%, 2007++++                                                2,000,000              2,090,880
---------------------------------------------------------------------------------------------------------------------------------
State of Tennessee School Board Authority, Higher Education Facilities, "A", 5%, 2030            1,000,000              1,067,920
---------------------------------------------------------------------------------------------------------------------------------
State of Tennessee, School Bond Authority (Higher Education Facilities), FSA, 5%, 2012++++       1,000,000              1,108,160
---------------------------------------------------------------------------------------------------------------------------------
State of Tennessee, School Bond Authority (Higher Education Facilities), FSA, 5.25%, 2029        3,000,000              3,216,150
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,599,470
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "E", 5.875%, 2018                                 $  730,000           $    759,682
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Guam Economic Development Authority, Tobacco Settlement, "B", 5.5%, 2041                        $  350,000           $    357,794
---------------------------------------------------------------------------------------------------------------------------------
Tobacco Settlement Financing Corp., 5%, 2031                                                       750,000                751,657
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,109,451
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 4.0%
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational &
  Housing Facilities Board Rev. (McKendree Village, Inc.), 5.125%, 2020                         $1,000,000           $  1,027,370
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational &
  Housing Facilities Board Rev. (Meharry Medical College), AMBAC, 5%, 2024                       3,750,000              3,926,925
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,954,295
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 6.5%
---------------------------------------------------------------------------------------------------------------------------------
Jackson, TN, Electrical Systems Rev., MBIA, 5%, 2018                                            $1,000,000           $  1,033,110
---------------------------------------------------------------------------------------------------------------------------------
Lawrenceburg, TN, Electrical Rev., MBIA, 5.5%, 2009++++                                          1,255,000              1,376,986
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Government of Nashville & Davidson County, TN, Electrical Rev.,
  5.125%, 2021                                                                                   1,500,000              1,605,870
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Government of Nashville & Davidson County, TN, Electrical Rev., "A",
  AMBAC, 5%, 2029                                                                                1,500,000              1,594,770
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Government of Nashville & Davidson County, TN, Electrical Rev., MBIA, 0%, 2012      3,305,000              2,547,825
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,158,561
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 18.5%
---------------------------------------------------------------------------------------------------------------------------------
Hallsdale-Powell Utility District, TN, Water & Sewer Rev., "A", FGIC, 5%, 2024                  $1,500,000           $  1,599,900
---------------------------------------------------------------------------------------------------------------------------------
Hallsdale-Powell Utility District, TN, Water & Sewer Rev., FGIC, 5%, 2027                        3,000,000              3,181,350
---------------------------------------------------------------------------------------------------------------------------------
Harpeth Valley, TN, Utilities Improvements Rev., MBIA, 5.05%, 2008++++                           1,925,000              2,054,167
---------------------------------------------------------------------------------------------------------------------------------
Knox County, TN, Hallsdale-Powell Utility District, Water & Sewer Rev., "B", FGIC, 5%, 2034        500,000                526,495
---------------------------------------------------------------------------------------------------------------------------------
Madison, TN, Utility Waterworks Rev., MBIA, 5%, 2019                                             2,750,000              2,864,895
---------------------------------------------------------------------------------------------------------------------------------
Memphis, TN, Sewage Systems Rev., 5.75%, 2016                                                      625,000                676,144
---------------------------------------------------------------------------------------------------------------------------------
Memphis, TN, Sewage Systems Rev., 5.75%, 2018                                                    1,145,000              1,238,695
---------------------------------------------------------------------------------------------------------------------------------
Memphis, TN, Sewage Systems Rev., 5.75%, 2020                                                      750,000                815,625
---------------------------------------------------------------------------------------------------------------------------------
Rutherford County, TN, Water Rev., MBIA, 5%, 2027                                                  770,000                830,306
---------------------------------------------------------------------------------------------------------------------------------
West Knox Utility District, TN, Water & Sewer Rev., MBIA, ETM, 0%, 2006++++                      1,920,000              1,847,309
---------------------------------------------------------------------------------------------------------------------------------
West Knox Utility District, TN, Water & Sewer Rev., MBIA, ETM, 0%, 2007++++                      1,920,000              1,791,667
---------------------------------------------------------------------------------------------------------------------------------
West Wilson Utility District, TN, Waterworks Rev., MBIA, 5.25%, 2030                             2,000,000              2,170,040
---------------------------------------------------------------------------------------------------------------------------------
White House Utility District, TN, Water & Sewer Rev. (Robertson & Sumner Counties                1,000,000              1,124,590
Waterworks), FSA, 6%, 2010++++
---------------------------------------------------------------------------------------------------------------------------------
White House Utility District, TN, Water & Sewer Rev. (Robertson & Sumner Counties
  Waterworks), FSA, 5%, 2021                                                                       800,000                846,320
---------------------------------------------------------------------------------------------------------------------------------
White House Utility District, TN, Water & Sewer Rev. (Robertson & Sumner Counties
  Waterworks), FSA, 5%, 2032                                                                     1,500,000              1,569,240
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 23,136,743
---------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $115,097,987)                                                                $123,887,405
---------------------------------------------------------------------------------------------------------------------------------

FLOATING RATE DEMAND NOTE - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
South Blount County, TN, Utility District Rev., 2.26%, due 7/01/05, at Identified Cost          $  200,000           $    200,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $115,297,987)                                                                    $124,087,405
---------------------------------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES-0.7%                                                                                       921,656
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                  $125,009,061
---------------------------------------------------------------------------------------------------------------------------------

++++ Refunded bond.

The following abbreviations are used in the Portfolio of Investments and are defined:

ETM       = Escrowed to Maturity.

Insurers
---------------------------------------------------------------------------------------------------------------------------------
AMBAC     = AMBAC Indemnity Corp.
FGIC      = Financial Guaranty Insurance Co.
FHA       = Federal Housing Administration
FSA       = Financial Security Assurance, Inc.
GNMA      = Government National Mortgage Assn.
MBIA      = Municipal Bond Insurance Corp.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS TENNESSEE MUNICIPAL BOND FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 06/30/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                                         $115,175,793
                                                                                       ============
Gross unrealized appreciation                                                          $  8,915,032
Gross unrealized depreciation                                                                (3,420)
                                                                                       ------------
    Net unrealized appreciation (depreciation)                                         $  8,911,612
                                                                                       ============

(2) Financial Instruments

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include swap agreements. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Swap Agreements
Interest Rate Swaps

                                       Notional Principal                                                          Unrealized
                                          Amount of               Cash Flows Paid           Cash Flows            Appreciation
Expiration          Currency              Contract                  by the fund        Received by the Fund       (Depreciation)
--------------------------------------------------------------------------------------------------------------------------------
                                                                                         Fixed - 30 Year
                                                                                            BMA Swap
                                                                  Floating - 7 Day          Index,
11/03/35              USD                 $2,000,000                BMA Swap Index          (4.102%)                 $  79,558
                                                                                                                     =========

At June 30, 2005, the fund had sufficient cash and/or securities to cover any commitments under these contracts.


A prospectus for any MFS product can be obtained from your investment professional. You should read the prospectus carefully before investing as it contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, and the fees, charges, and expenses involved. These elements, as well as other information contained in the prospectus, should be considered carefully before investing.

(C)2005 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 06/30/05


MFS(R) VIRGINIA MUNICIPAL BOND FUND


[graphic omitted]

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 06/30/2005

ISSUER                                                                                         PAR AMOUNT                 $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.9%
---------------------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 7.8%
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Washington, DC, Airport Authority Rev., "A", FGIC, 5.125%, 2024                    $1,000,000           $  1,056,640
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Washington, DC, Airport Authority Rev., "A", FGIC, 5%, 2025                           705,000                737,881
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Washington, DC, Airport Authority Rev., "A", MBIA, 5%, 2035                         3,000,000              3,134,280
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Washington, DC, Airport Authority Rev., "B", 5.5%, 2016                             2,465,000              2,573,830
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Washington, DC, Airport Authority Rev., "B", 5.75%, 2020                           11,000,000             11,543,950
---------------------------------------------------------------------------------------------------------------------------------
Norfolk, VA, Airport Authority Rev., "A", FGIC, 5.375%, 2017                                     1,755,000              1,932,308
---------------------------------------------------------------------------------------------------------------------------------
Norfolk, VA, Airport Authority Rev., "A", FGIC, 5%, 2022                                         3,000,000              3,161,550
---------------------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority, Airport Rev., "B", 5.125%, 2027                                      720,000                749,239
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 24,889,678
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Lebanon, VA, 6.375%, 2006++++                                                                   $1,625,000           $  1,736,735
---------------------------------------------------------------------------------------------------------------------------------
Stafford County, VA, Development Authority Rev., "B", MBIA, 5%, 2034 Industrial                  3,060,000              3,254,830
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,991,565
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 13.6%
---------------------------------------------------------------------------------------------------------------------------------
Chesterfield County, VA, 5%, 2020                                                               $2,015,000           $  2,156,231
---------------------------------------------------------------------------------------------------------------------------------
Chesterfield County, VA, 6%, 2010++++                                                            1,900,000              2,138,640
---------------------------------------------------------------------------------------------------------------------------------
Hampton, VA, Public Improvement, 6%, 2010++++                                                    3,280,000              3,752,910
---------------------------------------------------------------------------------------------------------------------------------
Hampton, VA, Public Improvement, 6%, 2010++++                                                    3,480,000              3,981,746
---------------------------------------------------------------------------------------------------------------------------------
Lynchburg, VA, Public Improvement, 5.6%, 2010++++                                                1,765,000              1,987,108
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Municipal Finance Agency, RITES, FSA, 9.559%, 2016+++                                1,105,000              1,363,216
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Municipal Finance Agency, RITES, FSA, 8.551%, 2017+++                                  615,000                728,480
---------------------------------------------------------------------------------------------------------------------------------
Richmond, VA, 0%, 2006                                                                           2,500,000              2,464,025
---------------------------------------------------------------------------------------------------------------------------------
Richmond, VA, 0%, 2006                                                                           1,000,000                985,610
---------------------------------------------------------------------------------------------------------------------------------
Richmond, VA, 0%, 2008                                                                           2,000,000              1,851,460
---------------------------------------------------------------------------------------------------------------------------------
Richmond, VA, "A", FSA, 5.125%, 2024                                                             5,000,000              5,373,750
---------------------------------------------------------------------------------------------------------------------------------
Richmond, VA, "B", 0%, 2007                                                                      5,280,000              5,051,640
---------------------------------------------------------------------------------------------------------------------------------
Richmond, VA, "B", 0%, 2008                                                                      5,270,000              4,878,597
---------------------------------------------------------------------------------------------------------------------------------
Richmond, VA, "B", 0%, 2009                                                                      5,175,000              4,585,568
---------------------------------------------------------------------------------------------------------------------------------
Suffolk, VA, Public Improvement, 5.5%, 2020                                                      1,880,000              2,050,892
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 43,349,873
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Harrisonburg, VA, Public Recreation Facilities, FSA, 5.75%, 2029                                $1,000,000           $  1,127,490
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 13.3%
---------------------------------------------------------------------------------------------------------------------------------
Albemarle County, VA, Industrial Development Authority, Rev. (Martha                            $3,000,000           $  3,131,790
HospitalJefferson Hospital), 5.25%, 2035
---------------------------------------------------------------------------------------------------------------------------------
Arlington County, VA, Industrial Development Authority Rev. (Virginia, Hospital
  Center Arlington Health Systems), 5.25%, 2021                                                  2,600,000              2,749,292
---------------------------------------------------------------------------------------------------------------------------------
Fredericksburg, VA, Industrial Development Rev. (Medicorp Health Systems), "B",
  5.125%, 2033                                                                                     750,000                770,910
---------------------------------------------------------------------------------------------------------------------------------
Fredericksburg, VA, Industrial Development Rev. (Medicorp Health Systems), AMBAC,
  5.25%, 2023                                                                                   11,000,000             11,600,050
---------------------------------------------------------------------------------------------------------------------------------
Henrico County, VA, Economic Development Authority Rev. (Bon Secours Health Systems,
  Inc.), "A", 5.6%, 2030                                                                         2,000,000              2,122,240
---------------------------------------------------------------------------------------------------------------------------------
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health
  Systems, Inc.), MBIA, 6.25%, 2020                                                              1,500,000              1,845,705
---------------------------------------------------------------------------------------------------------------------------------
Loudoun County, VA, Industrial Development Authority, Hospital Rev. (Loudoun Hospital
  Center), "A", 6.1%, 2012++++                                                                   1,000,000              1,178,170
---------------------------------------------------------------------------------------------------------------------------------
Lynchburg, VA, Industrial Development Authority, Healthcare Facilities Rev. (Central
  Health), 5.2%, 2008++++                                                                          855,000                911,712
---------------------------------------------------------------------------------------------------------------------------------
Lynchburg, VA, Industrial Development Authority, Healthcare Facilities Rev.,
  Unrefunded Balance (Central Health), 5.2%, 2018                                                  145,000                153,110
---------------------------------------------------------------------------------------------------------------------------------
Medical College of Virginia, Authority Rev., MBIA, 5.125%, 2018 Hospital                         3,000,000              3,166,560
---------------------------------------------------------------------------------------------------------------------------------
Peninsula Ports Authority, VA, Health System Rev. (Riverside Health System), 5%, 2018            3,580,000              3,727,782
---------------------------------------------------------------------------------------------------------------------------------
Peninsula Ports Authority, VA, Hospital Facility Rev. (Whittaker Memorial), FHA, 8.7%, 2023      2,050,000              2,427,877
---------------------------------------------------------------------------------------------------------------------------------
Prince William County, VA, Industrial Development Authority, Hospital Rev. (Potomac
  Hospital Corp.), 5.2%, 2026                                                                    1,000,000              1,051,810
---------------------------------------------------------------------------------------------------------------------------------
Roanoke, VA, Industrial Development Authority, Hospital Rev. (Roanoke Memorial
  Hospital), "B", MBIA, 6.125%, 2017                                                             3,000,000              3,666,510
---------------------------------------------------------------------------------------------------------------------------------
Winchester, VA, Industrial Development Authority Rev. (Winchester Medical Center),
  RIBS, AMBAC, 10.936%, 2014++                                                                   3,600,000              3,911,040
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 42,414,558
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Henrico County, VA, Economic Development Authority, Residential Care Facilities
  (United Methodist Homes), "A", 6.7%, 2027                                                     $  750,000           $    797,333
---------------------------------------------------------------------------------------------------------------------------------
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement
  Community), "A", 6.125%, 2035                                                                    750,000                761,333
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,558,666
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal
  Facility Rev. (Waste Management, Inc.), 6.25%, 2027                                           $1,500,000           $  1,678,665
---------------------------------------------------------------------------------------------------------------------------------
Henrico County, VA, Industrial Development Authority Rev. (Browning Ferris, Inc.),
  5.45%, 2014                                                                                    1,750,000              1,680,070
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,358,735
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Loudoun County, VA, Industrial Development Authority Rev. (Dulles Airport Marriot
  Hotel), 7.125%, 2015                                                                          $2,000,000           $  2,039,020
---------------------------------------------------------------------------------------------------------------------------------
Peninsula Ports Authority, Virginia Coal (Dominion Terminal Associates), 6%, 2033                1,000,000              1,092,440
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa
  Refinery), 5.875%, 2022                                                                          750,000                810,398
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,941,858
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 3.0%
---------------------------------------------------------------------------------------------------------------------------------
Bedford County, VA, Industrial Development Authority Rev. (Nekooska Packaging
  Corp.), 5.6%, 2025                                                                            $1,000,000           $  1,013,140
---------------------------------------------------------------------------------------------------------------------------------
Isle Wight County, VA, Industrial Development Authority, Solid Waste Disposal
  Facilities Rev. (Union Camp Corp.), 6.55%, 2024                                                4,000,000              4,061,120
---------------------------------------------------------------------------------------------------------------------------------
Isle Wight County, VA, Industrial Development Authority, Solid Waste Disposal
  Facilities Rev. (Union Camp Corp.), 6.1%, 2027                                                 2,750,000              2,856,425
---------------------------------------------------------------------------------------------------------------------------------
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev
  (Chesapeake Corp.), "A", 6.375%, 2019                                                          1,750,000              1,784,755
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  9,715,440
---------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 4.4%
---------------------------------------------------------------------------------------------------------------------------------
Alexandria, VA, Redevelopment & Housing Finance Authority Rev. (Jefferson Village
  Apartments), "B", 9%, 2018                                                                    $3,675,000           $  3,677,793
---------------------------------------------------------------------------------------------------------------------------------
Arlington County, VA, Industrial Development Authority Rev. (Colonial Village),
  FNMA, 5.15%, 2031                                                                              3,000,000              3,140,250
---------------------------------------------------------------------------------------------------------------------------------
Virginia Housing Development Authority Rev., "B", 5.95%, 2016                                    1,905,000              1,964,074
---------------------------------------------------------------------------------------------------------------------------------
Virginia Housing Development Authority Rev., "G", 5.625%, 2020                                   2,000,000              2,096,180
---------------------------------------------------------------------------------------------------------------------------------
Virginia Housing Development Authority Rev., "I", 5.15%, 2017                                    3,000,000              3,097,740
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 13,976,037
---------------------------------------------------------------------------------------------------------------------------------
PARKING - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Norfolk, VA, Parking Systems Rev., MBIA, 5%, 2020                                               $1,630,000           $  1,720,677
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Virginia State Housing Development Authority, "A", 5%, 2031                                     $2,000,000           $  2,059,920
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
STATE & AGENCY - OTHER - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Fairfax County, VA, COP, 6.1%, 2017                                                             $3,090,000           $  3,597,069
---------------------------------------------------------------------------------------------------------------------------------
Virginia Biotechnology Research Park Lease Rev. (Consolidated Laboratories), 5%, 2021            1,500,000              1,603,800
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,200,869
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 21.2%
---------------------------------------------------------------------------------------------------------------------------------
Blue Ridge, VA, Regional Jail Authority, MBIA, 5.2%, 2021                                       $1,830,000           $  1,935,573
---------------------------------------------------------------------------------------------------------------------------------
Caroline County, VA, Industrial Development Authority, Lease Rev., AMBAC, 5.125%, 2034           1,000,000              1,072,190
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake, VA, Industrial Development Authority (Chesapeake Court House), MBIA,
  6.25%, 2011                                                                                    3,985,000              4,310,375
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake, VA, Industrial Development Authority (Chesapeake Court House), MBIA,
  5.25%, 2017                                                                                    2,000,000              2,119,600
---------------------------------------------------------------------------------------------------------------------------------
Chesterfield County, VA, Industrial Development Authority, Public Facilities Lease
  Rev., 7.5%, 2008                                                                               1,150,000              1,154,128
---------------------------------------------------------------------------------------------------------------------------------
Dinwiddie County, VA, Industrial Development Authority Lease Rev., "B", MBIA, 5%, 2030           2,500,000              2,657,975
---------------------------------------------------------------------------------------------------------------------------------
Fairfax County, VA, Economic Development Authority (Vienna II Metrorail), 6%, 2017               1,750,000              1,975,575
---------------------------------------------------------------------------------------------------------------------------------
Fairfax County, VA, Economic Development Authority Rev. (U.S. Route 28), MBIA, 5%, 2029          1,000,000              1,065,460
---------------------------------------------------------------------------------------------------------------------------------
Fairfax County, VA, Economic Development Authority, Parking Rev. (Vienna II
  Metrorail), 6%, 2016                                                                           1,650,000              1,864,071
---------------------------------------------------------------------------------------------------------------------------------
Fairfax County, VA, Redevelopment & Housing Authority Rev. (Mott & Gum Springs
  Community Centers), 5.5%, 2017                                                                 2,225,000              2,292,729
---------------------------------------------------------------------------------------------------------------------------------
Front Royal & Warren County, VA, Industrial Development Authority Lease Rev.,
  School & Capital Improvement, "B", FSA, 5%, 2035                                               2,875,000              3,035,109
---------------------------------------------------------------------------------------------------------------------------------
Henrico County, VA, Industrial Development Authority, Public Lease Rev., 6.5%, 2005++++          5,000,000              5,113,800
---------------------------------------------------------------------------------------------------------------------------------
King George County, VA, Industrial Development Authority Lease Rev., FSA, 5%, 2036               2,000,000              2,114,960
---------------------------------------------------------------------------------------------------------------------------------
Middlesex County, VA, Industrial Development Authority Rev., AMBAC, 5.125%, 2027                 1,000,000              1,079,420
---------------------------------------------------------------------------------------------------------------------------------
Middlesex County, VA, Industrial Development Authority Rev., AMBAC, 5.25%, 2032                  2,000,000              2,158,700
---------------------------------------------------------------------------------------------------------------------------------
Montgomery County, VA, Industrial Development, "B", AMBAC, 6%, 2017                              1,000,000              1,152,990
---------------------------------------------------------------------------------------------------------------------------------
Montgomery County, VA, Industrial Development, "C", AMBAC, 6%, 2017                              1,120,000              1,291,349
---------------------------------------------------------------------------------------------------------------------------------
New River Valley, VA, Regional Jail Authority, MBIA, 5.125%, 2019                                3,405,000              3,627,755
---------------------------------------------------------------------------------------------------------------------------------
Orange County, VA, Industrial Development Authority (Orange County Project),
  AMBAC, 5%, 2034                                                                                1,000,000              1,056,040
---------------------------------------------------------------------------------------------------------------------------------
Pamunkey, VA, Regional Jail Authority, MBIA, 5.75%, 2006++++                                       270,000                283,546
---------------------------------------------------------------------------------------------------------------------------------
Pamunkey, VA, Regional Jail Authority, MBIA, 5.75%, 2006++++                                     2,230,000              2,341,879
---------------------------------------------------------------------------------------------------------------------------------
Powhatan County, VA, Economic Development Authority Lease Rev. (Virginia Capital
  Projects), AMBAC, 5.25%, 2033                                                                  1,000,000              1,078,360
---------------------------------------------------------------------------------------------------------------------------------
Prince William County, VA, Lease Partnerships, 5%, 2021                                          1,500,000              1,605,510
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., RITES, AMBAC, 8.255%, 2013+++                                  2,000,000              2,576,120
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., RITES, AMBAC, 8.255%, 2016+++                                    500,000                666,720
---------------------------------------------------------------------------------------------------------------------------------
Richmond, VA, Public Facilities, COP (Megahertz Project), "A", AMBAC, 5%, 2022                   1,600,000              1,698,704
---------------------------------------------------------------------------------------------------------------------------------
Southwest Virginia Regional Jail Authority Rev., MBIA, 5%, 2035                                  1,720,000              1,817,713
---------------------------------------------------------------------------------------------------------------------------------
Virginia College Building Authority (21st Century College Program), 6%, 2009++++                 2,000,000              2,226,800
---------------------------------------------------------------------------------------------------------------------------------
Virginia Public Building Authority Rev., "B", MBIA, 0%, 2007                                     3,750,000              3,529,500
---------------------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority Rev., "B", FSA, 5.5%, 2019                                          1,070,000              1,176,144
---------------------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority Rev., ROLS, 7.589%, 2021+++                                         1,390,000              1,630,025
---------------------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority Rev., ROLS, 7.589%, 2023+++                                         1,520,000              1,766,696
---------------------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority Rev., ROLS, 7.589%, 2033+++                                         2,510,000              2,836,400
---------------------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority, Infrastructure Rev., "A", 5%, 2017                                 1,360,000              1,455,567
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 67,767,483
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Greater Richmond Convention Center Authority, Hotel Tax Rev. (Convention Center
  Expansion), 6.125%, 2010++++                                                                  $3,500,000           $  4,018,560
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands, Public Finance Authority Rev., "A", 5.625%, 2025                                 1,000,000              1,059,160
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,077,720
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Childrens Trust Fund, Tobacco Settlement Rev., PR, 5.375%, 2033                                 $  460,000           $    474,697
---------------------------------------------------------------------------------------------------------------------------------
Childrens Trust Fund, Tobacco Settlement Rev., PR, 5.5%, 2039                                      965,000                994,278
---------------------------------------------------------------------------------------------------------------------------------
Tobacco Settlement Financing Corp., 5.625%, 2037                                                 1,000,000              1,028,920
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021                                        570,000                577,866
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,075,761
---------------------------------------------------------------------------------------------------------------------------------
TOLL ROADS - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake Bay, Bridge & Tunnel Commission, Virginia District Rev., FGIC, 0%, 2005              $4,535,000           $  4,535,000
---------------------------------------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0%, 2013                                           1,500,000                997,230
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,532,230
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Highway & Transportation Authority Rev., "J", MBIA,
  5%, 2029                                                                                      $1,210,000           $  1,301,524
---------------------------------------------------------------------------------------------------------------------------------
Virginia Transportation Board Rev. (U.S. Route 58), "B", 5.125%, 2006++++                        4,000,000              4,123,120
---------------------------------------------------------------------------------------------------------------------------------
Virginia Commonwealth Board Program (Oak Grove Connector), "A", 5.25%, 2022                      1,500,000              1,550,400
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,975,044
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
Danville, VA, Industrial Development Authority, Facilities Rev. (Averett                        $  500,000           $    521,865
EducationalUniversity), 6%, 2022
---------------------------------------------------------------------------------------------------------------------------------
Loudoun County, VA, Industrial Development Authority, University Facilities Rev
  (George Washington University), 6.25%, 2012                                                    2,710,000              2,721,707
---------------------------------------------------------------------------------------------------------------------------------
University of Virginia, University Rev., 5%, 2037                                                3,000,000              3,220,350
---------------------------------------------------------------------------------------------------------------------------------
Virginia College Building Authority, Educational Facilities Rev. (Washington & Lee
  University), MBIA, 5.25%, 2031                                                                 1,000,000              1,180,780
---------------------------------------------------------------------------------------------------------------------------------
Virginia College Building Authority, Educational Facilities Rev. (Hampton
  University), 6%, 2010++++                                                                      1,000,000              1,137,310
---------------------------------------------------------------------------------------------------------------------------------
Virginia College Building Authority, Educational Facilities Rev. (Regent
  University), MBIA, 5.125%, 2031                                                                1,000,000              1,056,960
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  9,838,972
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake, VA, Industrial Development Authority Rev. (VEPCO), 5.25%, 2008                      $  750,000           $    764,843
---------------------------------------------------------------------------------------------------------------------------------
Halifax County, VA, Industrial Development Authority (Old Dominion Electric
  Cooperative), AMBAC, 5.625%, 2028                                                              3,000,000              3,289,470
---------------------------------------------------------------------------------------------------------------------------------
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg,
  LP), 6.5%, 2017                                                                                  700,000                789,215
---------------------------------------------------------------------------------------------------------------------------------
Pittsylvania County, VA, Industrial Development Authority Rev., 7.5%, 2014                       2,000,000              2,052,500
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,896,028
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 4.4%
---------------------------------------------------------------------------------------------------------------------------------
Bristol VA, Utility Systems Rev., FSA, ETM, 5.75%, 2016++++                                     $  240,000           $    286,370
---------------------------------------------------------------------------------------------------------------------------------
Guam Power Authority Rev., RITES, AMBAC, 7.995%, 2015+++                                         1,010,000              1,191,234
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority Rev., RITES, FSA, 9.024%, 2017+++                           2,500,000              3,185,450
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority Rev., RITES, FSA, 8.774%, 2019+++                           1,270,000              1,603,578
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority Rev., RITES, FSA, 8.124%, 2020+++                           1,250,000              1,513,950
---------------------------------------------------------------------------------------------------------------------------------
Richmond, VA, Public Utilities Rev., FSA, 5%, 2033                                               5,000,000              5,240,700
---------------------------------------------------------------------------------------------------------------------------------
Richmond, VA, Public Utilities Rev., FSA, 5%, 2035                                               1,000,000              1,067,930
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 14,089,212
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 11.0%
---------------------------------------------------------------------------------------------------------------------------------
Fairfax County, VA, Water Authority Rev., 5%, 2026                                              $1,000,000           $  1,077,650
---------------------------------------------------------------------------------------------------------------------------------
Fairfax County, VA, Water Authority Rev., 5%, 2027                                               3,210,000              3,403,563
---------------------------------------------------------------------------------------------------------------------------------
Fairfax County, VA, Water Authority Rev., 5%, 2027                                               1,000,000              1,075,350
---------------------------------------------------------------------------------------------------------------------------------
Fairfax County, VA, Water Authority Rev., 5%, 2032                                               2,000,000              2,109,700
---------------------------------------------------------------------------------------------------------------------------------
Fairfax County, VA, Water Authority Rev., "A", 5%, 2030                                          5,000,000              5,387,100
---------------------------------------------------------------------------------------------------------------------------------
Hanover County, VA, Water & Sewer Systems Rev., MBIA, 5.25%, 2026                                2,000,000              2,065,540
---------------------------------------------------------------------------------------------------------------------------------
Loudoun County, VA, Sanitation Authority Water & Sewer Rev., 5%, 2033                            3,000,000              3,205,560
---------------------------------------------------------------------------------------------------------------------------------
Prince William County, VA, Water & Sewer Rev., FGIC, 5.5%, 2009++++                              2,000,000              2,212,240
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Aqueduct & Sewer Authority Rev., ETM, 10.25%, 2009++++                                 215,000                249,413
---------------------------------------------------------------------------------------------------------------------------------
Spotsylvania County, VA, Water & Sewer Rev., FSA, 5%, 2022                                       1,450,000              1,537,247
---------------------------------------------------------------------------------------------------------------------------------
Virginia Beach, VA, Storm Water Utilities Rev., 6%, 2020                                         1,000,000              1,139,970
---------------------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority Sewer Systems Rev. (Hopewell Regional Wastewater),
  5.75%, 2021                                                                                    1,335,000              1,486,589
---------------------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority, Clean Water Rev., 6%, 2017                                         2,750,000              3,122,598
---------------------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority, Clean Water Rev., 5.4%, 2018                                       1,135,000              1,263,698
---------------------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority, Infrastructure Rev., "A", MBIA, 5.5%, 2019                         1,600,000              1,776,576
---------------------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority, Infrastructure Rev., "A", MBIA, 5.5%, 2020                         1,690,000              1,873,686
---------------------------------------------------------------------------------------------------------------------------------
Virginia State Resources Authority, Water & Sewer Systems Rev. (Tuckahoe Creek
  Project), 5%, 2035                                                                             2,015,000              2,140,897
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 35,127,377
---------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $290,721,040)                                                                $312,685,193
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
  Hospital), "A", 2.32%, due 7/07/05                                                            $  100,000           $    100,000
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
  Hospital), "C", 2.32%, due 7/07/05                                                               600,000                600,000
---------------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Corp. Rev. (Scott & White Memorial
  Hospital), "A", 2.3%, due 7/07/05                                                                500,000                500,000
---------------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Corp. Rev. (Scott & White Memorial
  Hospital), "B-1", 2.3%, due 7/06/05                                                              400,000                400,000
---------------------------------------------------------------------------------------------------------------------------------
Burke County, GA, Development Authority Pollution Rev., 2.32%, due 7/06/05                       1,100,000              1,100,000
---------------------------------------------------------------------------------------------------------------------------------
Illinois Development Finance Authority Rev. (Jewish Federation of Metropolitan
  Chicago), 2.3%, due 7/01/05                                                                      500,000                500,000
---------------------------------------------------------------------------------------------------------------------------------
Pinellas County, FL, Health Facilities Authority Rev., Pooled Hospital Loan Program,
  2.35%, due 7/01/05                                                                               200,000                200,000
---------------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority, 2.3%, due 7/07/05                                     70,000                 70,000
---------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at identified cost                                                                 $  3,470,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $294,191,040)                                                                    $316,155,193
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES-1.0%                                                                                     3,041,624
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                  $319,196,817
---------------------------------------------------------------------------------------------------------------------------------

   + Restricted security.

  ++ Inverse floating rate security.

++++ Refunded bond.

COP = Certificate of Participation

ETM = Escrowed to Maturity

The following abbreviations for insurers and inverse floater are used in the Portfolio of Investments and are defined:

Insurers
---------------------------------------------------------------------------------------------------------------------------------
AMBAC      = AMBAC Indemnity Corp.
FGIC       = Financial Guaranty Insurance Co.
FHA        = Federal Housing Administration
FNMA       = Federal National Mortgage Assn.
FSA        = Financial Security Assurance, Inc.
MBIA       = Municipal Bond Insurance Corp.

Inverse Floaters
---------------------------------------------------------------------------------------------------------------------------------
RIBS       = Residual Interest Bonds
RITES      = Residual Interest Tax-Exempt Security
ROLS       = Residual Option Longs

See attached schedules.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VIRGINIA MUNICIPAL BOND FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 06/30/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                                        $294,053,876
                                                                                      ============
Gross unrealized appreciation                                                         $ 22,244,315
Gross unrealized depreciation                                                             (142,998)
                                                                                      ------------
Net unrealized appreciation (depreciation)                                            $ 22,101,317
                                                                                      ============

(2) Financial Instruments The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates.
These financial instruments include swap agreements. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Swap Agreements
Interest Rate Swaps
                                      Notional Principal                                                          Unrealized
                                         Amount of               Cash Flows Paid            Cash Flows           Appreciation
Expiration       Currency                Contract                  by the Fund          Received by the Fund    (Depreciation)
-------------------------------------------------------------------------------------------------------------------------------
                                                                 Fixed - 3 Year
                                                                 BMA Swap Index,          Floating - 7 Day
12/01/2007         USD                    $ 6,000,000               (2.795%)                BMA Swap Index           $  21,334
                                                                 Fixed - 10 Year
                                                                 LIBOR Swap Index         Floating - 3 Month
12/01/2015         USD                      2,000,000               (4.412%)                 LIBOR Swap Index             (341)
                                                                                            Fixed - 30 Year
                                                                  Floating - 7 Day           BMA Swap Index,
11/03/2035         USD                      3,000,000              BMA Swap Index               (4.102%)               119,337
                                                                                                                     $ 140,330

At June 30, 2005, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

(3) Restricted Securities

At June 30, 2005, the fund owned the following restricted securities which are subject to legal or contractual restrictions on resale, excluding securities issued under Rule 144A, constituting 5.97% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered.
The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                           DATE OF                PAR
DESCRIPTION                              ACQUISITION             AMOUNT                   COST                    VALUE
-------------------------------------------------------------------------------------------------------------------------------
Guam Power Authority Rev.,
RITES, AMBAC, 7.995%, 2015                 5/20/99                  $ 1,010,000            $ 1,058,642            $ 1,191,234
Puerto Rico Electric Power
Authority Rev., RITES, FSA,
9.024%, 2017                               8/28/00                    2,500,000              2,770,600              3,185,450
Puerto Rico Electric Power
Authority Rev., RITES, FSA,
8.774%, 2019                               8/28/00                    1,270,000              1,345,006              1,603,578
Puerto Rico Electric Power
Authority Rev., RITES, FSA,
8.124%, 2020                               8/28/00                    1,250,000              1,240,075              1,513,950
Puerto Rico Municipal Finance
Agency, RITES, FSA, 9.559%, 2016           1/06/00                    1,105,000              1,148,670              1,363,216
Puerto Rico Municipal Finance
Agency, RITES, FSA, 8.551%, 2017           1/06/00                      615,000                576,968                728,480
Puerto Rico Public Finance Corp.,
RITES, AMBAC, 8.255%, 2013                 9/30/99                    2,000,000              2,036,440              2,576,120
Puerto Rico Public Finance Corp.,
RITES, AMBAC, 8.255%, 2016                 3/31/99                      500,000                569,030                666,720
Virginia Resources Authority Rev.,
ROLS, 7.589%, 2021                         12/01/03                   1,390,000              1,508,372              1,630,025
Virginia Resources Authority Rev.,
ROLS, 7.589%, 2023                         12/01/03                   1,520,000              1,612,568              1,766,696
Virginia Resources Authority Rev.,
ROLS, 7.589%, 2033                         12/01/03                   2,510,000              2,586,957              2,836,400
                                                                                                                  -----------
                                                                                                                  $19,061,869
                                                                                                                  ===========

A prospectus for any MFS product can be obtained from your investment professional. You should read the prospectus carefully before investing as it contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, the fees, charges, and expenses involved. These elements, as well as other information contained in the prospectus, should be considered carefully before investing.

(C)2005 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 06/30/05

MFS(R) WEST VIRGINIA
MUNICIPAL BOND FUND


[graphic omitted]

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS West Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 06/30/2005

ISSUER                                                                                          PAR AMOUNT                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.7%
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 21.3%
---------------------------------------------------------------------------------------------------------------------------------
Charleston, WV, Public Improvements, 7.2%, 2009                                                 $1,140,000           $  1,313,371
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Public Improvement, 5.25%, 2023                                     1,500,000              1,622,835
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Public Improvement Rev., "A", 5%, 2034                              2,000,000              2,094,320
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Public Improvement, RITES, MBIA, 9.024%, 2019+++                    3,000,000              3,726,360
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Buildings Authority Rev. (State Office Building), "F", XLCA, 5.25%, 2025      2,000,000              2,366,220
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Buildings Authority Rev., "B", 5.25%, 2007++++                                3,115,000              3,316,914
---------------------------------------------------------------------------------------------------------------------------------
West Virginia State, Highway Improvements, FGIC, 5.625%, 2010++++                                2,000,000              2,253,960
---------------------------------------------------------------------------------------------------------------------------------
West Virginia State, Public Improvements, FGIC, 5%, 2021                                         4,000,000              4,175,240
---------------------------------------------------------------------------------------------------------------------------------
West Virginia State, Sewer Improvements, FGIC, 5.5%, 2017                                        2,565,000              2,790,335
---------------------------------------------------------------------------------------------------------------------------------
West Virginia State, Water Utility Improvements, FGIC, 5.25%, 2026                               8,000,000              8,386,800
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 32,046,355
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Brooke County, WV, Board of Education, FGIC, 5%, 2016                                           $1,390,000           $  1,489,024
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico, Municipal Finance Agency, RITES, FSA, 8.551%, 2017+++                                 900,000              1,066,068
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,555,092
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 5.1%
---------------------------------------------------------------------------------------------------------------------------------
Jefferson County, WV, Board of Education, FGIC, ETM, 6.85%, 2009++++                            $1,680,000           $  1,928,102
---------------------------------------------------------------------------------------------------------------------------------
Monongalia County, WV, Board of Education, MBIA, 5%, 2027                                        2,350,000              2,513,537
---------------------------------------------------------------------------------------------------------------------------------
Monongalia County, WV, Board of Education, MBIA, 5%, 2033                                        3,000,000              3,183,870
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,625,509
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 5.4%
---------------------------------------------------------------------------------------------------------------------------------
Kanawha County, WV, Building Commission Rev. (St. Francis Hospital), ETM, 7.5%, 2007++++        $   85,000           $     90,239
---------------------------------------------------------------------------------------------------------------------------------
Monongalia County, WV, Building Community Hospital Rev. (Monongalia General
  Hospital), "A", 5.25%, 2035                                                                    1,000,000              1,036,170
---------------------------------------------------------------------------------------------------------------------------------
Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical
  Center), 5.75%, 2013                                                                             750,000                717,758
---------------------------------------------------------------------------------------------------------------------------------
Randolph County, WV, Community Health Systems Rev. (Davis Health Systems, Inc.),
  FSA, 5.2%, 2021                                                                                1,000,000              1,089,320
---------------------------------------------------------------------------------------------------------------------------------
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical
  Center), 6.375%, 2031                                                                            600,000                610,182
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Hospital Finance Authority, Hospital Rev. (Charleston Area Medical
  Center), ETM, 6.5%, 2023++++                                                                   2,000,000              2,517,860
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Hospital Finance Authority, Hospital Rev. (Fairmont General Hospital),
  6.625%, 2019                                                                                     300,000                300,642
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Hospital Finance Authority, Hospital Rev. (General Division Medical
  Office Building), 7.25%, 2014                                                                  1,770,000              1,790,178
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,152,349
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Harrison County, WV, Building Commission Rev. (Maplewood Retirement), AMBAC,
  5.25%, 2021                                                                                   $2,625,000           $  2,764,598
---------------------------------------------------------------------------------------------------------------------------------
Monongalia County, WV, Health Facilities Rev. (Beverly Enterprises, Inc.), 5.875%, 2007            270,000                270,575
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,035,173
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Refinery),
  5.875%, 2022                                                                                  $  350,000           $    378,186
---------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Huntington, WV, Housing Corp. Rev., FNMA, 7.5%, 2024                                            $  800,000           $    801,520
---------------------------------------------------------------------------------------------------------------------------------
Webster County, WV, Housing Development Rev. (Circlebrook), FHA, 6.35%, 2008                       185,000                185,401
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    986,921
---------------------------------------------------------------------------------------------------------------------------------
PARKING - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Economic Development Authority, Auto Lease Rev. (Capitol Parking
  Garage), AMBAC, 5.8%, 2020                                                                    $1,260,000           $  1,399,545
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - LOCAL - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Charlestown, WV, Residential Mortgage Rev., 6.2%, 2011                                          $  195,000           $    195,277
---------------------------------------------------------------------------------------------------------------------------------
Kanawha County, WV, 0%, 2014++++                                                                 1,920,000              1,225,478
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,420,755
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Housing Finance Authority, Home Mortgage Rev., Mortgage Backed
  Securities, "A", 4.75%, 2023                                                                  $  695,000           $    698,683
---------------------------------------------------------------------------------------------------------------------------------
West Virginia State, Housing Development Fund Rev., 5.25%, 2018                                  1,000,000              1,022,970
---------------------------------------------------------------------------------------------------------------------------------
West Virginia State, Housing Development Fund Rev., 5.3%, 2023                                   1,000,000              1,019,710
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,741,363
---------------------------------------------------------------------------------------------------------------------------------
STATE & AGENCY - OTHER - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
West Virginia, Higher Education Facilities Rev., "B", FGIC, 5%, 2034                            $2,500,000           $  2,639,225
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 20.4%
---------------------------------------------------------------------------------------------------------------------------------
Huntington, WV, Municipal Development Authority, Rev., MBIA, 5.1%, 2018                         $1,740,000           $  1,838,032
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Building Commission, "A", RITES, AMBAC, 8.215%, 2018+++                            4,520,000              5,898,419
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Building Commission, "B", RITES, AMBAC, 8.215%, 2018+++                            1,250,000              1,631,200
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Building Commission, Lease Rev., MBIA, ETM, 0%, 2007++++                           3,150,000              2,976,687
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Building Commission, Lease Rev., MBIA, ETM, 0%, 2008++++                           3,050,000              2,793,800
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Building Commission, Lease Rev., MBIA, ETM, 0%, 2009++++                           1,000,000                882,860
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Economic Development Authority (Correctional Juvenile & Public), 5%, 2020          1,000,000              1,064,170
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Economic Development Authority (Correctional Juvenile & Public),
  MBIA, 5.5%, 2013                                                                               1,000,000              1,136,790
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Economic Development Authority (Correctional Juvenile & Public),
  MBIA, 5%, 2026                                                                                 2,100,000              2,224,950
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Economic Development Authority State Office Building, "B", MBIA,
  5.25%, 2030                                                                                    1,355,000              1,460,690
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Economic Development Authority, Auto Lease Rev., 5.2%, 2033                        1,000,000              1,054,740
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Economic Development Authority, Department of Environmental
  Protection, 5.5%, 2022                                                                         2,000,000              2,240,260
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Economic Development Authority, Lease Rev. (State Office Building),
  "B", MBIA, 5.25%, 2025                                                                           645,000                700,115
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Hospital Finance Authority, Hospital Rev. (Veterans Nursing Home),
  5.5%, 2034                                                                                     1,000,000              1,030,780
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Hospital Finance Authority, Hospital Rev. (West Virginia University
  Hospital), AMBAC, 5%, 2018                                                                     1,000,000              1,038,900
---------------------------------------------------------------------------------------------------------------------------------
West Virginia School Building Authority, Miscellaneous Tax Rev., FSA, 5.25%, 2021                2,550,000              2,701,751
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 30,674,144
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands, Public Finance Authority Rev., "A", 5.625%, 2025                                $  500,000           $    529,580
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Childrens Trust Fund, Tobacco Settlement Rev., PR, 5.375%, 2033                                 $  680,000           $    701,726
---------------------------------------------------------------------------------------------------------------------------------
TOLL ROADS - 4.7%
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Parkways, Economic Development & Tourism Authority, Rev., FGIC,
  ETM, 0%, 2007++++                                                                             $2,000,000           $  1,889,960
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Parkways, Economic Development & Tourism Authority, Rev., FGIC,
  ETM, 0%, 2005++++                                                                              2,250,000              2,250,000
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Parkways, Economic Development & Tourism Authority, Rev., FGIC,
  ETM, 0%, 2006++++                                                                              2,500,000              2,434,050
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Parkways, Economic Development & Tourism Authority, Rev., FGIC,
  ETM, 0%, 2008++++                                                                             $  610,000           $    558,760
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,132,770
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Highway & Transportation Authority Rev., "J", MBIA,
  5%, 2029                                                                                      $1,820,000           $  1,957,665
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 20.2%
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Industrial Tourist Education (University Plaza), MBIA,
  5%, 2021                                                                                      $1,270,000           $  1,348,702
---------------------------------------------------------------------------------------------------------------------------------
Fairmont State College, West Virginia, College Rev., "A", FGIC, 5%, 2032                         3,210,000              3,376,663
---------------------------------------------------------------------------------------------------------------------------------
Fairmont State College, West Virginia, College Rev., FGIC, 5.25%, 2022                           5,130,000              5,586,006
---------------------------------------------------------------------------------------------------------------------------------
Fairmont State College, West Virginia, College Rev., FGIC, 5.375%, 2027                          1,500,000              1,640,385
---------------------------------------------------------------------------------------------------------------------------------
Fairmont State College, West Virginia, College Rev., FGIC, 5%, 2032                              2,250,000              2,366,820
---------------------------------------------------------------------------------------------------------------------------------
Shepherd University Board of Governors, West Virginia Rev. (Residence Facilities
  Projects), MBIA, 5%, 2035                                                                      1,675,000              1,778,398
---------------------------------------------------------------------------------------------------------------------------------
State of West Virginia, Department of Higher Education (Marshall University), FGIC,
  5.25%, 2019                                                                                    1,680,000              1,815,122
---------------------------------------------------------------------------------------------------------------------------------
State of West Virginia, Department of Higher Education (Student Union James C
  Wilson College), 5.125%, 2022                                                                  1,500,000              1,613,205
---------------------------------------------------------------------------------------------------------------------------------
State of West Virginia, Department of Higher Education, "B", FGIC, 5%, 2029                      1,000,000              1,059,440
---------------------------------------------------------------------------------------------------------------------------------
State of West Virginia, Department of Higher Education, MBIA, 5%, 2010                           1,345,000              1,454,241
---------------------------------------------------------------------------------------------------------------------------------
West Virginia University, Dormitory Rev., AMBAC, 5%, 2007++++                                    2,000,000              2,121,460
---------------------------------------------------------------------------------------------------------------------------------
West Virginia University, University Systems Rev. (Marshall University), FGIC, 6%, 2020          2,705,000              3,059,787
---------------------------------------------------------------------------------------------------------------------------------
West Virginia University, University Systems Rev. (West Virginia University), MBIA,
  5.5%, 2020                                                                                     1,700,000              1,994,219
---------------------------------------------------------------------------------------------------------------------------------
West Virginia, West Virginia University Improvement Rev., "C", FGIC, 5%, 2028                    1,000,000              1,060,660
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 30,275,108
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - DORMITORIES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
West Liberty State College, Capital Improvement, 6%, 2028                                       $  500,000           $    539,390
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Mason County, WV, Pollution Control Rev. (Appalachian Power Co.), 5.5%, 2022                    $  750,000           $    779,588
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 7.4%
---------------------------------------------------------------------------------------------------------------------------------
Fairmont, WV, Waterworks Rev., AMBAC, 5.25%, 2022                                               $  200,000           $    230,872
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Water Development Authority Rev., AMBAC, 6.25%, 2020                               1,000,000              1,130,780
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Water Development Authority Rev., AMBAC, 5.25%, 2023                               1,000,000              1,092,210
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Water Development Authority Rev., AMBAC, 5%, 2026                                  2,850,000              3,044,569
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Water Development Authority Rev., ETM, 7.1%, 2009++++                                130,000                141,545
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Water Development Authority Rev., FSA, 5.25%, 2035                                 2,000,000              2,053,680
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Water Development Authority, Infrastructure Rev., "A", AMBAC, 5%, 2033             1,950,000              2,063,685
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Water Development Authority, Infrastructure Rev., FSA, 5.5%, 2018                    390,000                427,588
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Water Development Authority, Infrastructure Rev., FSA, 5.5%, 2019                    895,000                978,566
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 11,163,495
---------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $135,500,688)                                                                $146,733,939
---------------------------------------------------------------------------------------------------------------------------------

FLOATING RATE DEMAND NOTES - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Bay Area Toll Authority, California Toll Bridge Rev., "A", 2.19%, due 7/07/05                   $1,050,000           $  1,050,000
---------------------------------------------------------------------------------------------------------------------------------
Missouri Development Finance, Board of Cultural Facilities Rev. (Nelson Gallery), "B",
  2.29%, due 7/01/05                                                                               400,000                400,000
---------------------------------------------------------------------------------------------------------------------------------
New York City, NY, Municipal Water & Sewer Finance Authority Rev., 2.17%, due 7/01/05              100,000                100,000
---------------------------------------------------------------------------------------------------------------------------------
Oklahoma Industries Authority, Health System Rev. (Integris Baptist Medical Center),
  "B", 1.10%, 2.3%, due 7/01/05                                                                    100,000                100,000
---------------------------------------------------------------------------------------------------------------------------------
Pinellas County, FL, Health Facilities Authority Rev. (Pooled Hospital Loan Program)
  2.35%, due 7/01/05                                                                            $  400,000           $    400,000
---------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at identified cost                                                                 $  2,050,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $137,550,688)                                                                    $148,783,939
---------------------------------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES - 0.9%                                                                                   1,404,600
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                  $150,188,539
---------------------------------------------------------------------------------------------------------------------------------
    + Restricted security.
   ++ Inverse floating rate security.
 ++++ Refunded bond.
ETM = Escrowed to Maturity.

The following abbreviations for insurers and inverse floater are used in the Portfolio of Investments and are defined:

Insurers
---------------------------------------------------------------------------------------------------------------------------------
AMBAC            = AMBAC Indemnity Corp.
FGIC             = Financial Guaranty Insurance Co.
FHA              = Federal Housing Administration
FNMA             = Federal National Mortgage Assn.
FSA              = Financial Security Assurance, Inc.
MBIA             = Municipal Bond Insurance Corp.
XLCA             = XL Capital Insurance Co.

Inverse Floaters
---------------------------------------------------------------------------------------------------------------------------------
RITES            = Residual Interest Tax-Exempt Security

See attached schedules.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS WEST VIRGINIA MUNICIPAL BOND FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 06/30/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                                         $137,497,316
                                                                                       ============
Gross unrealized appreciation                                                          $ 11,314,345
Gross unrealized depreciation                                                               (27,722)
                                                                                       ------------
      Net unrealized appreciation (depreciation)                                       $ 11,286,623
                                                                                       ============

(2) Financial Instruments

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include swap agreements. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.


Swap Agreements
Interest Rate Swaps
                                    Notional Principal                                                           Unrealized
                                         Amount of              Cash Flows Paid             Cash Flows           Appreciation
Expiration          Currency             Contract                 by the Fund           Received by the Fund    (Depreciation)
---------------------------------------------------------------------------------------------------------------------------------
                                                                 Fixed - 3 Year
                                                                 BMA Swap Index,           Floating - 7 Day
12/01/07            USD                 $ 3,000,000                 (2.795%)                BMA Swap Index        $   10,667
                                                                 Fixed - 10 Year
                                                                 LIBOR Swap Index          Floating - 3 Month
12/09/15            USD                   3,000,000                 (4.529%)                LIBOR Swap Index         (27,893)
                                                                 Fixed - 10 Year
                                                                 LIBOR Swap Index          Floating - 3 Month
12/22/15            USD                   2,000,000                 (4.474%)                LIBOR Swap Index          (9,661)
                                                                 Fixed - 10 Year
                                                                 LIBOR Swap Index          Floating - 3 Month
12/23/15            USD                   3,000,000                 (4.464%)                LIBOR Swap Index         (11,598)
                                                                 Fixed - 12 Year
                                                                 BMA Swap Index,           Floating - 7 Day
8/11/17             USD                   3,000,000                 (3.755%)                BMA Swap Index           (62,017)
                                                                 Fixed - 15 Year
                                                                 BMA Swap Index,           Floating - 7 Day
8/19/20             USD                   1,500,000                 (3.744%)                BMA Swap Index           (17,667)
                                                                 Fixed - 15 Year
                                                                 LIBOR Swap Index          Floating - 3 Month
9/23/20             USD                   2,000,000                 (4.54%)                 LIBOR Swap Index          (1,552)
                                                                 Fixed - 15 Year
                                                                 LIBOR Swap Index          Floating - 3 Month
11/29/20            USD                   2,500,000                 (4.77%)                 LIBOR Swap Index         (54,839)
                                                                                                                  ----------
                                                                                                                  $ (174,560)
                                                                                                                  ==========

At June 30, 2005, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

(3) Restricted Securities

At June 30, 2005, the fund owned the following restricted securities which are subject to legal or contractual restrictions on resale, excluding securities issued under Rule 144A, constituting 8.20% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered.
The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                            Date of
Description                                 Acquisition             Par Amount                    Cost               Value
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico,
Public Improvement, RITES, MBIA,
9.024%, 2019                                3/30/00                $ 3,000,000                  $ 3,090,720        $ 3,726,360
Puerto Rico, Municipal Finance
Agency, RITES, FSA, 8.551%, 2017            1/06/00                    900,000                      844,344          1,066,068
West Virginia Building Commission,
"A", RITES, AMBAC, 8.215%, 2018             5/05/99                  4,520,000                    4,888,561          5,898,419
West Virginia Building Commission,
"B", RITES, AMBAC, 8.215%, 2018             5/05/99                  1,250,000                    1,351,925          1,631,200
                                                                                                                   -----------
                                                                                                                   $12,322,047
                                                                                                                   ===========

A prospectus for any MFS product can be obtained from your investment professional. You should read the prospectus carefully before investing as it contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, the fees, charges, and expenses involved. These elements, as well as other information contained in the prospectus, should be considered carefully before investing.

(C)2005 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 06/30/05

MFS(R) MUNICIPAL INCOME FUND


[graphic omitted]

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 06/30/2005
ISSUER                                                                                         PAR AMOUNT                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.8%
---------------------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev. (2nd Lien Passenger Facility D),
  AMBAC, 5.5%, 2019                                                                             $  350,000           $    382,424
---------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev., RITES, FSA, 8.916%, 2022+++                      1,500,000              1,879,230
---------------------------------------------------------------------------------------------------------------------------------
Louisville & Jefferson County, KY, Regional Airport Authority, "A", MBIA, 6.5%, 2017             3,000,000              3,243,540
---------------------------------------------------------------------------------------------------------------------------------
Oklahoma City, OK, Airport Trust, "B", FSA, 5.75%, 2017                                          1,080,000              1,175,342
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,680,536
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Red River Authority, TX, Pollution Control Rev. (Celanese Project), 6.7%, 2030                  $1,000,000           $  1,061,340
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 6.7%
---------------------------------------------------------------------------------------------------------------------------------
Chicago, IL (Lakefront Millennium Parking Facilities), MBIA, 5%, 2018                           $4,000,000           $  4,273,000
---------------------------------------------------------------------------------------------------------------------------------
Chicago, IL (Lakefront Millennium Parking Facilities), MBIA, 0%, 2025                              645,000                682,578
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, 5.875%, 2009++++                                                  3,205,000              3,579,793
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, ROLs, FGIC, 8.633%, 2015+++                                         3,000,000              4,031,580
---------------------------------------------------------------------------------------------------------------------------------
Cranston, RI, FGIC, 6.375%, 2009++++                                                               200,000                229,308
---------------------------------------------------------------------------------------------------------------------------------
Houston County, AL, AMBAC, 6.25%, 2009++++                                                         850,000                975,724
---------------------------------------------------------------------------------------------------------------------------------
Interlocken Metropolitan District, CO, Improvement, "C", XLCA, 0%, 2027                            510,000                146,554
---------------------------------------------------------------------------------------------------------------------------------
Mobile County, AL, 6%, 2009++++                                                                    800,000                891,928
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, "J", 5%, 2030                                                                        320,000                338,563
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, "J", MBIA, 5%, 2017                                                                2,000,000              2,121,820
---------------------------------------------------------------------------------------------------------------------------------
San Antonio, TX, 5%, 2020                                                                          700,000                733,117
---------------------------------------------------------------------------------------------------------------------------------
Southlake, TX, AMBAC, 0%, 2009++++                                                               3,185,000              1,214,058
---------------------------------------------------------------------------------------------------------------------------------
Southlake, TX, AMBAC, 0%, 2009++++                                                               3,150,000              1,123,070
---------------------------------------------------------------------------------------------------------------------------------
State of Illinois, MBIA, 5.5%, 2025                                                                110,000                118,870
---------------------------------------------------------------------------------------------------------------------------------
State of Wisconsin, "C", 6%, 2010++++                                                            1,200,000              1,356,912
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 21,816,875
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Birmingham, AL, "A", 5.75%, 2017                                                                $1,000,000           $  1,119,470
---------------------------------------------------------------------------------------------------------------------------------
Worcester, MA, FSA, 6%, 2010++++                                                                 3,475,000              3,960,423
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,079,893
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 8.7%
---------------------------------------------------------------------------------------------------------------------------------
Detroit, MI, City School District, "B", FGIC, 5%, 2021                                          $2,000,000           $  2,126,760
---------------------------------------------------------------------------------------------------------------------------------
Dudley-Charlton, MA, Regional School District, RITES, FGIC, 7.985%, 2017+++                      1,495,000              1,954,653
---------------------------------------------------------------------------------------------------------------------------------
Ferris, TX, Independent School District, PSF, 5.5%, 2034                                           640,000                699,270
---------------------------------------------------------------------------------------------------------------------------------
Florida State Board of Education Capital Outlay, Public Education, "A", 5%, 2019                 1,000,000              1,058,040
---------------------------------------------------------------------------------------------------------------------------------
Forsyth County, GA, School District, 6%, 2010++++                                                  400,000                456,748
---------------------------------------------------------------------------------------------------------------------------------
Fresno, CA, Unified School District, MBIA, 6.55%, 2020                                           1,225,000              1,470,588
---------------------------------------------------------------------------------------------------------------------------------
Goose Creek, TX, Consolidated School District, PSF, 5%, 2020                                     2,500,000              2,615,925
---------------------------------------------------------------------------------------------------------------------------------
Houston, TX, Independent School District, RITES, PSF, 7.975%, 2017+++                            2,325,000              2,696,675
---------------------------------------------------------------------------------------------------------------------------------
Keller, TX, Independent School District, PSF, 6%, 2017                                             225,000                253,787
---------------------------------------------------------------------------------------------------------------------------------
Knox County, KY, Independent School District, XLCA, 5.5%, 2029                                     640,000                713,530
---------------------------------------------------------------------------------------------------------------------------------
Lancaster, TX, Independent School District, Capital Appreciation, FSA, 0%, 2026                    485,000                152,770
---------------------------------------------------------------------------------------------------------------------------------
Lancaster, TX, Independent School District, Capital Appreciation, FSA, 0%, 2027                    430,000                126,932
---------------------------------------------------------------------------------------------------------------------------------
Leander, TX, Independent School District, Capital Appreciation, Refunding, School
  Building, FGIC, 0%, 2026                                                                         900,000                302,265
---------------------------------------------------------------------------------------------------------------------------------
Leander, TX, Independent School District, Capital Appreciation, Refunding, School
  Building, FGIC, 0%, 2031                                                                         910,000                225,826
---------------------------------------------------------------------------------------------------------------------------------
Leander, TX, Independent School District, PSF, 0%, 2018                                          2,500,000              1,231,600
---------------------------------------------------------------------------------------------------------------------------------
Manchester, NH, School Facilities Rev., MBIA, 5.5%, 2027                                           215,000                257,527
---------------------------------------------------------------------------------------------------------------------------------
Manchester, NH, School Facilities Rev., MBIA, 5.5%, 2028                                           215,000                257,987
---------------------------------------------------------------------------------------------------------------------------------
Manistee, MI, Area Public Schools, FGIC, 5.75%, 2009++++                                           700,000                771,603
---------------------------------------------------------------------------------------------------------------------------------
Marshall, MI, Public School District, 5.5%, 2018                                                   500,000                548,900
---------------------------------------------------------------------------------------------------------------------------------
Phenix City, AL, AMBAC, 5.65%, 2021                                                              1,500,000              1,678,575
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, School District, MBIA, 6%, 2010++++                                              750,000                844,913
---------------------------------------------------------------------------------------------------------------------------------
Roma, TX, Independent School District, PSF, 5.875%, 2010++++                                     1,705,000              1,932,055
---------------------------------------------------------------------------------------------------------------------------------
Wattsburg, PA, Public School Building Authority Rev., Capital Appreciation, MBIA, 0%, 2029       2,150,000                657,212
---------------------------------------------------------------------------------------------------------------------------------
Williamson County, TN, Rural School, 6.125%, 2010++++                                            1,665,000              1,884,663
---------------------------------------------------------------------------------------------------------------------------------
Williamson County, TN, Rural School, 6.125%, 2010++++                                            1,765,000              1,997,856
---------------------------------------------------------------------------------------------------------------------------------
Wylie, TX, Independent School District, PSF, 5.25%, 2029                                         1,080,000              1,160,687
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 28,077,347
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 19.7%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny
  Health), 9.25%, 2030                                                                          $  650,000           $    782,568
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny
  Health), "B", 9.25%, 2022                                                                        350,000                423,073
---------------------------------------------------------------------------------------------------------------------------------
Baldwin County, AL, Eastern Shore Health Care Authority Rev. (Thomas Hospital),
  5.75%, 2027                                                                                      600,000                600,654
---------------------------------------------------------------------------------------------------------------------------------
Baxter County, AR, Hospital Rev., 5.375%, 2014                                                   1,000,000              1,049,730
---------------------------------------------------------------------------------------------------------------------------------
Chemung County, NY, Civic Facilities Rev. (St. Joseph's Hospital-Elmira), "A", 6%, 2013            665,000                676,026
---------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Parkview Hospital), 6%, 2005++++                        670,000                686,918
---------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Parkview Hospital), 6%, 2016                            330,000                338,224
---------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Portercare Adventist Health Systems),
  6.625%, 2026                                                                                     500,000                562,215
---------------------------------------------------------------------------------------------------------------------------------
Cuyahoga County, OH, Hospital Facilities Rev. (Canton, Inc.), 7.5%, 2030                           900,000              1,017,558
---------------------------------------------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Authority Rev., 5.375%, 2018                                         300,000                310,122
---------------------------------------------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Authority Rev., "A", 6%, 2023                                        500,000                529,605
---------------------------------------------------------------------------------------------------------------------------------
District of Columbia, Health & Hospital Authority Rev. (Medstar University Hospital),
  "D", 6.875%, 2007++++                                                                            700,000                746,088
---------------------------------------------------------------------------------------------------------------------------------
Fulton County, NY, Industrial Development Agency, Civic Facilities Rev. (Nathan
  Littauer Hospital), 5.75%, 2009                                                                  250,000                250,203
---------------------------------------------------------------------------------------------------------------------------------
Gainsville & Hall County, GA, Hospital Authority Rev. (Northeast Georgia Health
  System, Inc.), 5.5%, 2031                                                                        445,000                466,035
---------------------------------------------------------------------------------------------------------------------------------
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 2031                            500,000                531,130
---------------------------------------------------------------------------------------------------------------------------------
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours) RIBS, FSA,
  8.583%, 2027++                                                                                 5,000,000              6,897,100
---------------------------------------------------------------------------------------------------------------------------------
Highlands County, FL, Health Facilities Authority Rev. (Adventist/Sunbelt Hospital),
  6%, 2031                                                                                         350,000                384,010
---------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Condell Medical Center), 6.35%, 2015                  1,000,000              1,091,570
---------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Decatur Memorial Hospital), 5.75%, 2024                 350,000                371,189
---------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Passavant Memorial Area Hospital Associates),
  6%, 2024                                                                                         335,000                368,068
---------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Riverside Health Systems), 5.75%, 2022                  650,000                683,332
---------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Sinai Health), FHA, 5.15%, 2037                         640,000                669,741
---------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority Hospital Rev. (Deaconess Hospital) "A",
  AMBAC, 5.375%, 2034                                                                              565,000                613,144
---------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev. (Munster Medical
  Research Foundation, Inc.), 6.375%, 2031                                                         500,000                534,710
---------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev. (Munster Medicial
  Research Foundation, Inc.), 6.375%, 2021                                                       1,700,000              1,820,122
---------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev. (Riverview Hospital),
  5.25%, 2014                                                                                      400,000                416,184
---------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev. (Riverview Hospital),
  6.125%, 2031                                                                                     250,000                265,748
---------------------------------------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority, Health Systems Rev. (Norton
  Healthcare, Inc.), 6.5%, 2020                                                                  1,250,000              1,390,713
---------------------------------------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority, Health Systems Rev. (Norton
  Healthcare, Inc.), 6.625%, 2028                                                                  250,000                277,238
---------------------------------------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority, Refunding & Improvement, "A",
  MBIA, 5%, 2018                                                                                 2,400,000              2,554,440
---------------------------------------------------------------------------------------------------------------------------------
Knox County, TN, Health Educational Hospital Facility (Baptist Health Systems, East
  Tennessee), 6.375%, 2022                                                                       1,000,000              1,057,330
---------------------------------------------------------------------------------------------------------------------------------
Lauderdale County & Florence, AL (Coffee Health Group), "A", MBIA, 5.25%, 2019                   1,100,000              1,178,496
---------------------------------------------------------------------------------------------------------------------------------
Lufkin, TX, Health Facilities Rev. (Memorial Health System of East Texas), 6.875%, 2006++++        320,000                333,930
---------------------------------------------------------------------------------------------------------------------------------
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General
  Hospital), 5.75%, 2025                                                                         1,000,000              1,013,320
---------------------------------------------------------------------------------------------------------------------------------
Marion County, FL, Hospital District Rev. (Monroe Hospital), 5.625%, 2019                          750,000                795,518
---------------------------------------------------------------------------------------------------------------------------------
Marshall County, AL, Health Care Rev., "A", 6.25%, 2022                                            500,000                543,380
---------------------------------------------------------------------------------------------------------------------------------
Martin County, FL, Health Facilities Rev. (Martin Memorial Medical Center), "B",
  5.75%, 2022                                                                                      850,000                920,890
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health),
  5.5%, 2033                                                                                       305,000                319,442
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland
  Medical System), 6.75%, 2030                                                                   1,000,000              1,142,110
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), 6.5%, 2012         400,000                447,244
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), 5.7%, 2015       1,000,000              1,040,310
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare
  Systems), 5.75%, 2021                                                                            400,000                447,564
---------------------------------------------------------------------------------------------------------------------------------
Mecosta County, MI, General Hospital Rev., 6%, 2018                                                300,000                302,613
---------------------------------------------------------------------------------------------------------------------------------
Miami Beach, FL, Health Facilities Rev. (Mount Sinai Medical Center), "A", 6.7%, 2019              750,000                827,003
---------------------------------------------------------------------------------------------------------------------------------
Michigan Hospital Finance Authority Rev. (Memorial Healthcare Center), 5.75%, 2015                 800,000                854,224
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Hospital Equipment & Facilities Rev. (Rush Medical Foundation) CONNIE
  LEE, 6.7%, 2018                                                                                1,000,000              1,002,740
---------------------------------------------------------------------------------------------------------------------------------
Montgomery, AL, Special Care Facilities, Financing Authority Rev. (Baptist Health), "A-
  2", MBIA, 0% to 2007, 5% to 2022                                                               1,270,000              1,184,250
---------------------------------------------------------------------------------------------------------------------------------
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial Hospital), 5.625%, 2032             375,000                397,054
---------------------------------------------------------------------------------------------------------------------------------
Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (North
  Shore Health System), 5.875%, 2011                                                               375,000                412,140
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Health & Educational Facilities Authority Rev. (Covenant Health),
  6.5%, 2017                                                                                       870,000                999,900
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Health & Educational Facilities Authority Rev. (Exeter Hospital), 6%, 2024           500,000                549,285
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Health Care Facilities (Palisades Medical Center), 6.5%, 2021                           500,000                539,910
---------------------------------------------------------------------------------------------------------------------------------
North Texas Health Facilities Development Corp. Rev. (United Regional Health Care
  System, Inc.), 6%, 2023                                                                        1,000,000              1,081,500
---------------------------------------------------------------------------------------------------------------------------------
Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical
  Center), 5.75%, 2013                                                                             900,000                861,309
---------------------------------------------------------------------------------------------------------------------------------
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), 6%, 2014                   600,000                674,616
---------------------------------------------------------------------------------------------------------------------------------
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), 6.6%, 2031                 255,000                282,484
---------------------------------------------------------------------------------------------------------------------------------
Palm Beach County, FL, Health Facilities Rev. (Boca Raton Hospital), 5.5%, 2021                    500,000                533,010
---------------------------------------------------------------------------------------------------------------------------------
Rhode Island Health & Education Building Rev., Hospital Financing (Lifespan
  Obligated Group), 6.5%, 2032                                                                   1,500,000              1,685,550
---------------------------------------------------------------------------------------------------------------------------------
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems, Inc.), 6.5%, 2027                290,000                289,698
---------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist
  Healthcare), 6%, 2012++++                                                                        500,000                584,670
---------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist
  Healthcare), 6%, 2012++++                                                                        300,000                352,095
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev
  (Palmetto Health Alliance), 6.25%, 2031                                                          500,000                548,715
---------------------------------------------------------------------------------------------------------------------------------
Steubenville, OH, Hospital Rev. (Trinity Hospital), 6.375%, 2020                                   300,000                337,254
---------------------------------------------------------------------------------------------------------------------------------
Stillwater, OK, Medical Center Authority (Stillwater Medical Center), 6.5%, 2007++++             1,000,000              1,086,070
---------------------------------------------------------------------------------------------------------------------------------
Suffolk County, NY, Industrial Development Agency Rev. (Southampton Hospital),
  7.25%, 2020                                                                                      720,000                744,235
---------------------------------------------------------------------------------------------------------------------------------
Suffolk County, NY, Industrial Development Agency Rev. (Southampton Hospital),
  7.625%, 2030                                                                                     245,000                258,492
---------------------------------------------------------------------------------------------------------------------------------
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Huntington
  Hospital), "C", 5.875%, 2032                                                                   1,000,000              1,064,340
---------------------------------------------------------------------------------------------------------------------------------
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare), 6.25%, 2020           1,000,000              1,081,060
---------------------------------------------------------------------------------------------------------------------------------
Tom Green County, TX, Health Facilities Rev. (Shannon Health System), 6.75%, 2021                  400,000                433,736
---------------------------------------------------------------------------------------------------------------------------------
Upper Illinois River Valley Development, Health Facilities Rev. (Morris Hospital),
  6.625%, 2031                                                                                     500,000                553,160
---------------------------------------------------------------------------------------------------------------------------------
Valley, AL, Special Care Facilities Financing (Lanier Memorial Hospital), 5.5%, 2007               500,000                506,355
---------------------------------------------------------------------------------------------------------------------------------
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center),
  6.375%, 2031                                                                                     750,000                802,043
---------------------------------------------------------------------------------------------------------------------------------
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical
  Center), 6.375%, 2031                                                                            500,000                508,485
---------------------------------------------------------------------------------------------------------------------------------
West Plains, MO, Industrial Development Authority Rev. (Ozarks Medical Center),
  6.75%, 2024                                                                                      195,000                203,104
---------------------------------------------------------------------------------------------------------------------------------
West Shore, PA, Hospital Authority (Holy Spirit Hospital), 6.25%, 2032                           1,000,000              1,083,460
---------------------------------------------------------------------------------------------------------------------------------
Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2019                    1,500,000              1,704,825
---------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Agnesian Healthcare, Inc.),
  6%, 2017                                                                                         325,000                354,065
---------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.),
  6.875%, 2030                                                                                     750,000                876,420
---------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan
  Services), 6.25%, 2022                                                                         1,000,000              1,112,530
---------------------------------------------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John's
  Riverside Hospital), 6.8%, 2016                                                                  410,000                430,086
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 63,649,478
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Rev. (Advanced Living Technology),
  7.75%, 2006                                                                                   $   65,000           $     63,701
---------------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Rev. (Advanced Living Technology),
  8.125%, 2016                                                                                     505,000                473,549
---------------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Rev. (Advanced Living Technology),
  8.5%, 2026                                                                                     1,130,000              1,036,865
---------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Evangelical Lutheran), 6.9%, 2025                       500,000                578,140
---------------------------------------------------------------------------------------------------------------------------------
Cumberland County, PA, Retirement Community Rev. (Wesley Affiliated Services),
  7.25%, 2035                                                                                      375,000                406,103
---------------------------------------------------------------------------------------------------------------------------------
Eden Prairie, MN, Multi-Family Housing Rev. (Coll-Rolling Hills), "A", GNMA, 6%, 2021              200,000                218,600
---------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority Rev. (Hoosier Care), 7.125%, 2034                    810,000                760,436
---------------------------------------------------------------------------------------------------------------------------------
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives Project), 9.25%, 2025        485,000                589,993
---------------------------------------------------------------------------------------------------------------------------------
Jefferson County, KY, Health Care Authority Rev. (Beverly Enterprises, Inc.), 5.875%, 2007         120,000                120,256
---------------------------------------------------------------------------------------------------------------------------------
Luzerne County, PA, Industrial Development Authority Rev. (Beverly Enterprise, Inc.),
  6.75%, 2008                                                                                      245,000                245,578
---------------------------------------------------------------------------------------------------------------------------------
Millbrae, CA, Residential Facilities Rev. (Magnolia of Millbrae), "A", 7.375%, 2027                960,000              1,011,533
---------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Health Educational Rev. (Germantown Village), 7.25%, 2034                       385,000                406,556
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Veterans Home Board Rev. (Humboldt), 6.75%, 2006++++                                   1,000,000              1,043,110
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,954,420
---------------------------------------------------------------------------------------------------------------------------------
HUMAN SERVICES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Nassau County, NY, Industrial Development Civic (Special Needs Facilities), 6.1%, 2012          $  295,000           $    309,470
---------------------------------------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare
  Facilities), 9%, 2031                                                                          1,000,000              1,031,290
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,340,760
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - AIRLINES - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Cleveland, OH, Airport Special Rev. (Continental Airlines, Inc.), 5.7%, 2019                    $1,000,000           $    814,630
---------------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, Regional Airport Lease Rev. (AMR Corp.), 7%, 2012                                 300,000                308,994
---------------------------------------------------------------------------------------------------------------------------------
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.) "B", 5.65%, 2035               1,000,000                952,140
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,075,764
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - CHEMICALS - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), 5.7%, 2033                     $1,000,000           $  1,104,190
---------------------------------------------------------------------------------------------------------------------------------
Sweetwater County, WY, Solid Waste Disposal Rev. (FMC Corp.), "A", 7%, 2024                      1,000,000              1,012,790
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,116,980
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste
  Mangement, Inc.), "A-2", 5.4%, 2025                                                           $  215,000           $    223,155
---------------------------------------------------------------------------------------------------------------------------------
Carbon County, UT, Solid Waste Disposal Rev. (Laidlaw Environmental), 7.45%, 2017                2,500,000              2,628,650
---------------------------------------------------------------------------------------------------------------------------------
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal
  Facility Rev. (Waste Management, Inc.), 6.25%, 2027                                              500,000                559,555
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.),
  5.7%, 2018                                                                                       230,000                246,261
---------------------------------------------------------------------------------------------------------------------------------
Gloucester County, NJ, Solid Waste Resource Recovery Rev. (Waste Management,
  Inc.), 6.85%, 2029                                                                               150,000                167,618
---------------------------------------------------------------------------------------------------------------------------------
Henrico County, VA, Industrial Development Authority Rev. (Browning Ferris, Inc.),
  5.3%, 2011                                                                                     1,000,000              1,002,730
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev., Resource Recovery Rev. (Waste
  Management, Inc.), 6.9%, 2029                                                                    300,000                333,909
---------------------------------------------------------------------------------------------------------------------------------
Nevada Department of Business (Republic Services, Inc.), 5.625%, 2026                              450,000                491,274
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,653,152
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - METALS - 0%
---------------------------------------------------------------------------------------------------------------------------------
Burns Harbor, IN, Solid Waste Disposal Facilities Rev. (Bethlehem Steel), 8%, 2024**            $3,000,000           $        300
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
Bucks County, PA, Industrial Development Authority Rev. (USX Corp.), 5.4%, 2017                 $  500,000           $    543,970
---------------------------------------------------------------------------------------------------------------------------------
Gulf Coast, TX, Industrial Development Authority (Valero Energy Corp.), 5.6%, 2031                 500,000                506,200
---------------------------------------------------------------------------------------------------------------------------------
Hardeman County, TN, Correctional Facilities Corp. (Corrections Corp. of America),
  7.375%, 2017                                                                                     500,000                519,630
---------------------------------------------------------------------------------------------------------------------------------
Lehigh County, PA, Industrial Development Authority Pollution Control Rev. (PPL
  Electric Utility Corp.), "A", FGIC, 4.7%, 2029                                                   320,000                325,200
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency, Resource Recovery Rev. (Flour Corp.),
  5.625%, 2019                                                                                   2,895,000              3,075,011
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Welch Foods, Inc.), 5.6%, 2017                     1,300,000              1,443,884
---------------------------------------------------------------------------------------------------------------------------------
Park Creek Metropolitan District, CO, Rev., Custodial Receipts, CR-2, 7.625%, 2032##               400,000                427,184
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev. (Amtrak), 6.125%, 2021                  550,000                584,991
---------------------------------------------------------------------------------------------------------------------------------
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026                980,000              1,026,089
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,452,159
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
Beauregard Parish, LA (Boise Cascade Corp.), 6.8%, 2027                                         $  500,000           $    542,425
---------------------------------------------------------------------------------------------------------------------------------
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia Pacific
  Corp.), 5.75%, 2028                                                                              260,000                265,645
---------------------------------------------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp., Environmental Improvements Rev
  (Mead Westvaco Escanaba), "A", 6.25%, 2012++++                                                   900,000              1,058,760
---------------------------------------------------------------------------------------------------------------------------------
Mobile, AL, Industrial Development Board Improvement Rev., "B" (International Paper
  Co.), 6.45%, 2019                                                                              2,000,000              2,179,060
---------------------------------------------------------------------------------------------------------------------------------
Navajo County, AZ, Industrial Development Authority (Stone Container Corp.), 7.4%, 2026          1,500,000              1,545,735
---------------------------------------------------------------------------------------------------------------------------------
Navajo County, AZ, Industrial Development Authority (Stone Container Corp.), 7.2%, 2027            500,000                521,460
---------------------------------------------------------------------------------------------------------------------------------
Onondaga County, NY, Industrial Development Authority Rev., Solid Waste Disposal
  Rev. (Solvay Paperboard LLC), 6.8%, 2014                                                       1,000,000              1,063,400
---------------------------------------------------------------------------------------------------------------------------------
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev
  (Chesapeake Corp.), "A", 6.375%, 2019                                                            550,000                560,923
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,737,408
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - ENTERTAINMENT & TOURISM - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Capital Trust Agency of Florida Rev. (Seminole Tribe Convention), 10%, 2033                     $  700,000           $    779,436
---------------------------------------------------------------------------------------------------------------------------------
Harris County-Houston, TX, Sports Authority Rev., MBIA, 0%, 2032                                 1,595,000                379,435
---------------------------------------------------------------------------------------------------------------------------------
Sandoval County, NM (Santa Ana Pueblo), 7.75%, 2015##                                              300,000                311,031
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,469,902
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Austin, TX, Convention Center (Convention Enterprises, Inc.), "A", 6.6%, 2021                   $  300,000           $    325,923
---------------------------------------------------------------------------------------------------------------------------------
Austin, TX, Convention Center (Convention Enterprises, Inc.), "A", 6.7%, 2028                      400,000                432,272
---------------------------------------------------------------------------------------------------------------------------------
Gallery Certificate Trust, PA, Parking Rev., FSA, 4.5%, 2013##                                     710,000                710,199
---------------------------------------------------------------------------------------------------------------------------------
San Antonio, TX, Convention Center, Hotel Financial Corp., Contract Rev
  (Empowerment Zone), "A", AMBAC, 5%, 2034                                                         490,000                509,188
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,977,582
---------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
Bay County, FL, Housing Finance Authority, Mulit-family Rev. (Andrews Place II
  Apartments), FSA, 5%, 2035                                                                    $  150,000           $    150,332
---------------------------------------------------------------------------------------------------------------------------------
Bay County, FL, Housing Finance Authority, Mulit-family Rev. (Andrews Place II
  Apartments), FSA, 5.1%, 2046                                                                     275,000                275,605
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev. (Irvine Apartments),
  5.25%, 2025                                                                                    1,000,000              1,045,600
---------------------------------------------------------------------------------------------------------------------------------
Charter Mac Equity Issuer Trust, 6.625%, 2009                                                    2,000,000              2,145,860
---------------------------------------------------------------------------------------------------------------------------------
Eaglebend, CO, Affordable Housing Corp., 6.2%, 2012                                              1,000,000                999,430
---------------------------------------------------------------------------------------------------------------------------------
GMAC Municipal Mortgage Trust, "C-1", 5.7%, 2040##                                                 500,000                509,400
---------------------------------------------------------------------------------------------------------------------------------
GMAC Municipal Mortgage Trust, "B-1", 5.6%, 2039##                                               1,000,000              1,038,930
---------------------------------------------------------------------------------------------------------------------------------
Munimae TE Bond Subsidiary LLC, "A-2", 4.9%, 2049##                                              2,000,000              1,992,520
---------------------------------------------------------------------------------------------------------------------------------
Newark, NJ, Housing Authority Port Authority (Newark Marine Terminal), MBIA, 5.5%, 2028            215,000                239,484
---------------------------------------------------------------------------------------------------------------------------------
Panhandle, TX, Regional Housing Finance Rev., 6.625%, 2020                                         330,000                347,794
---------------------------------------------------------------------------------------------------------------------------------
Panhandle, TX, Regional Housing Finance Rev., 6.75%, 2031                                        1,245,000              1,307,997
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 10,052,952
---------------------------------------------------------------------------------------------------------------------------------
PARKING - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., 0%, 2009++++                                                   $  100,000           $     57,822
---------------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., 0%, 2009++++                                                      210,000                113,541
---------------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., 0%, 2009++++                                                      300,000                151,914
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    323,277
---------------------------------------------------------------------------------------------------------------------------------
SALES & EXCISE TAX REVENUE - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Austin, TX, Town Community Events Center Venue, FGIC, 6%, 2009++++                              $1,015,000           $  1,139,368
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - LOCAL - 3.2%
---------------------------------------------------------------------------------------------------------------------------------
Adams County, CO, Single Family Mortgage Rev., ETM, 8.875%, 2011++++                            $2,510,000           $  3,256,223
---------------------------------------------------------------------------------------------------------------------------------
Brevard County, FL, Housing Finance Authority, "B", GNMA, 6.5%, 2022                               236,000                237,095
---------------------------------------------------------------------------------------------------------------------------------
Calcasieu Parish, LA, Public Trust Authority, Single Family Mortgage Rev. "A", GNMA,
  6.05%, 2032                                                                                      540,000                581,494
---------------------------------------------------------------------------------------------------------------------------------
California Rural Home Mortgage Finance Authority Rev., GNMA, 6.55%, 2030                           135,000                142,694
---------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Single Family Mortgage Rev., "C", GNMA, FNMA, 7.05%, 2030                              15,000                 15,006
---------------------------------------------------------------------------------------------------------------------------------
Cook County, IL, Single Family Mortgage Rev., "A", 0%, 2015                                        445,000                 89,854
---------------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA, 6.625%, 2023                              355,000                373,488
---------------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA, 6.75%, 2030                               510,000                547,301
---------------------------------------------------------------------------------------------------------------------------------
Lee County, FL, Housing Finance Authority Rev., "A", GNMA, 7%, 2031                                 35,000                 35,227
---------------------------------------------------------------------------------------------------------------------------------
Maricopa County, AZ, Single Family Mortgage Rev. "B", GNMA, 6.2%, 2034                             290,000                301,504
---------------------------------------------------------------------------------------------------------------------------------
Phoenix, AZ, Single Family Mortgage Rev., GNMA, 6.1%, 2028                                           5,000                  5,021
---------------------------------------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority, "B-1", GNMA, 7.05%, 2030                        300,000                312,972
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA, 6.45%, 2029                680,000                713,000
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA, 4% to
  2005, 5.8% to 2036                                                                               645,000                706,462
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-1", GNMA,
  6.875%, 2026                                                                                     130,000                133,953
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-3", GNMA, 6%, 2035                 445,000                487,555
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-5", GNMA, 3% to
  2005, 5.8% to 2027                                                                               320,000                348,938
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-5", GNMA, 4% to
  2005, 5.7% to 2036                                                                               655,000                711,402
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "B", GNMA, 5.45%, 2027                360,000                384,448
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "B-2", GNMA,
  6.45%, 2033                                                                                      385,000                404,046
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-6", GNMA,
  5.65%, 2036                                                                                      475,000                515,147
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 10,302,830
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., Home Mortgage, MBIA, 0%, 2028                           $2,170,000           $    674,306
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 7.45%, 2016                                              45,000                 46,276
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.875%, 2028                                             90,000                 92,504
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.8%, 2030                                              115,000                120,893
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.375%, 2033                                            115,000                119,186
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "A-1", 7.4%, 2027                                        25,000                 25,082
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "A-2", 7.15%, 2014                                       12,000                 12,140
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "B-2", 6.1%, 2023                                       120,000                124,324
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "B-3", 6.55%, 2033                                      125,000                130,163
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C", 6.75%, 2021                                         55,000                 56,822
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C-2", 5.9%, 2023                                       205,000                210,338
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C-2", 6.6%, 2032                                       210,000                219,807
---------------------------------------------------------------------------------------------------------------------------------
Louisiana Housing Finance Agency, Single Family Mortgage Rev., "B-2", GNMA,
  7.55%, 2031                                                                                      145,000                155,852
---------------------------------------------------------------------------------------------------------------------------------
Louisiana Housing Finance Agency, Single Family Mortgage Rev., GNMA, 6.4%, 2032                    245,000                252,164
---------------------------------------------------------------------------------------------------------------------------------
Minnesota Housing Finance Agency Rev., Residential Housing Finance "B", 4.8%, 2023                 225,000                228,746
---------------------------------------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single Family Mortgage Rev
  (Home Loan Program), 6.35%, 2032                                                                 235,000                245,547
---------------------------------------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single Family Mortgage Rev
  (Home Loan Program), "B", GNMA, 6.7%, 2030                                                       230,000                234,198
---------------------------------------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single Family Mortgage Rev
  (Home Loan Program), GNMA, 6.85%, 2032                                                           205,000                212,743
---------------------------------------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single Family Mortgage Rev
  (Home Loan Program), GNMA, 6.75%, 2034                                                           125,000                127,530
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., "B", 5.875%, 2030                                    120,000                122,615
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., "B", 6.3%, 2031                                      120,000                121,802
---------------------------------------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., "B-2", GNMA, 6.35%, 2033                               210,000                223,379
---------------------------------------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., GNMA, 7.1%, 2030                                       100,000                104,230
---------------------------------------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., GNMA, 6.25%, 2032                                      450,000                465,962
---------------------------------------------------------------------------------------------------------------------------------
North Dakota Housing Finance Agency Rev., Housing Finance, "A", 5%, 2033                           430,000                434,812
---------------------------------------------------------------------------------------------------------------------------------
Ohio Housing Finance Agency Mortgage Rev., Residential Mortgage Backed, "C",
  5.9%, 2035                                                                                       435,000                468,399
---------------------------------------------------------------------------------------------------------------------------------
Oklahoma Housing Finance Agency Rev., 6.65%, 2029                                                  915,000                984,384
---------------------------------------------------------------------------------------------------------------------------------
Texas Housing & Community Affairs, Residential Mortgage Rev., GNMA, 7.1%, 2021                     830,000                890,075
---------------------------------------------------------------------------------------------------------------------------------
Vermont Housing Finance Agency Rev., FSA, 4.95%, 2032                                              315,000                320,235
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,424,514
---------------------------------------------------------------------------------------------------------------------------------
SOLID WASTE REVENUE - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities
  Rev. (American Ref-Fuel Co.), "A", 6.2%, 2019                                                 $  500,000           $    520,785
---------------------------------------------------------------------------------------------------------------------------------
Hudson County, NJ, Solid Waste System Rev., 5.9%, 2015                                             855,000                865,269
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Ogden Haverhill Associates),
  6.7%, 2014                                                                                       700,000                750,246
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden Haverhill
  Associates), 5.6%, 2019                                                                        1,000,000              1,018,530
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,154,830
---------------------------------------------------------------------------------------------------------------------------------
STATE & AGENCY - OTHER - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts State Development Finance Agency (Visual & Performing Arts), 6%, 2021             $1,000,000           $  1,227,320
---------------------------------------------------------------------------------------------------------------------------------
Michigan State Certificates of Participation, AMBAC, 5.5%, 2020                                  1,250,000              1,362,275
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,589,595
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 6.1%
---------------------------------------------------------------------------------------------------------------------------------
Alabama Building Renovation Authority, AMBAC, 6%, 2018                                          $  760,000           $    857,964
---------------------------------------------------------------------------------------------------------------------------------
Alabama State Public School & College, Capital Improvement, "D", 6%, 2015                        2,850,000              3,196,703
---------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Public Building Commission Rev., RITES, FGIC, 9.09%, 2016+++                        1,500,000              1,929,270
---------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Public Building Commission Rev., RITES, FGIC, 9.09%, 2017+++                        1,250,000              1,616,450
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced,
  "B", 5.375%, 2028                                                                              1,500,000              1,576,110
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced,
  "B", 5.5%, 2043                                                                                1,075,000              1,159,269
---------------------------------------------------------------------------------------------------------------------------------
Houston, TX, COP, 6.3%, 2020                                                                     1,000,000              1,090,660
---------------------------------------------------------------------------------------------------------------------------------
Indianapolis, IN, Public Improvement Bond Bank, "C", AMBAC, 6%, 2017                               500,000                561,740
---------------------------------------------------------------------------------------------------------------------------------
New Mexico Finance Authority Rev., Court Facilities Fee Rev., MBIA, 5.5%, 2011++++                 475,000                535,596
---------------------------------------------------------------------------------------------------------------------------------
New York State Urban Development Corp., Correctional Facilities Service Contract C,
  AMBAC, 5.875%, 2009++++                                                                        1,000,000              1,108,770
---------------------------------------------------------------------------------------------------------------------------------
Stafford, TX, Economic Development Corp., FGIC, 6%, 2015                                           525,000                628,367
---------------------------------------------------------------------------------------------------------------------------------
Virginia College Building Authority, VA, Public Higher Education Financing, "A",
  5.75%, 2009++++                                                                                2,295,000              2,546,234
---------------------------------------------------------------------------------------------------------------------------------
Warren Township, IN (Vision 2005 School Building Corp.), FGIC, 5.5%, 2011++++                    2,600,000              2,910,388
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 19,717,521
---------------------------------------------------------------------------------------------------------------------------------
STUDENT LOAN REVENUE - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Access to Loans for Learning, California Student Loan Rev., 7.95%, 2030                         $  650,000           $    693,882
---------------------------------------------------------------------------------------------------------------------------------
Arizona Student Loan Acquisition Authority Rev., 5.8%, 2016                                        675,000                730,451
---------------------------------------------------------------------------------------------------------------------------------
Arizona Student Loan Acquisition Authority Rev., 5.85%, 2017                                       700,000                757,134
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Educational Financing Authority, Refunding Issue G, "A", MBIA, 6.1%, 2018            635,000                658,711
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,840,178
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.5%, 2024                        $  250,000           $    265,055
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.75%, 2029                          450,000                481,221
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.5%, 2031                           200,000                209,528
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.75%, 2034                          300,000                318,570
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Transitional, Future Tax Secured, "A", 6%, 2009++++                                2,000,000              2,257,860
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,532,234
---------------------------------------------------------------------------------------------------------------------------------
TAX ASSESSMENT - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Redevelopment Authority Rev. (Pittsburgh Mills), 5.1%, 2014               $   75,000           $     78,052
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Redevelopment Authority Rev. (Pittsburgh Mills), 5.6%, 2023                   50,000                 52,996
---------------------------------------------------------------------------------------------------------------------------------
Broadview, IL, Tax Increment Rev., 5.25%, 2012                                                   1,000,000              1,044,510
---------------------------------------------------------------------------------------------------------------------------------
Capital Region Community Development District, FL, Capital Improvement Rev., "B",
  5.95%, 2006                                                                                      100,000                100,921
---------------------------------------------------------------------------------------------------------------------------------
Fishhawk Community Development District, FL, 5.125%, 2009                                          440,000                445,469
---------------------------------------------------------------------------------------------------------------------------------
Greyhawk Landing Community Development, FL, Special Assessment Rev., "B",
  6.25%, 2009                                                                                      180,000                185,076
---------------------------------------------------------------------------------------------------------------------------------
Katy, TX, Development Authority Rev., 5.8%, 2011                                                   865,000                901,027
---------------------------------------------------------------------------------------------------------------------------------
Katy, TX, Development Authority Rev., "B", 6%, 2018                                              1,200,000              1,249,764
---------------------------------------------------------------------------------------------------------------------------------
Killarney, FL, Community Development District, "B", 5.125%, 2009                                   310,000                313,630
---------------------------------------------------------------------------------------------------------------------------------
Lakes By The Bay South Community Development District, FL, Special Assessment,
  "B", 5.3%, 2009                                                                                  285,000                288,708
---------------------------------------------------------------------------------------------------------------------------------
Panther Trace, FL, Community Development District Rev., "B", 6.5%, 2009                             45,000                 46,138
---------------------------------------------------------------------------------------------------------------------------------
Panther Trace, FL, Community Development District Rev., "B", 5%, 2010                              525,000                528,938
---------------------------------------------------------------------------------------------------------------------------------
Parkway Center, FL, Community Development District Rev., "B", 5.625%, 2014                         935,000                965,088
---------------------------------------------------------------------------------------------------------------------------------
Preserve At Wilderness Lake, FL, Community Development District, Capital
  Improvement,"B", 5%, 2009                                                                        510,000                510,842
---------------------------------------------------------------------------------------------------------------------------------
Renaissance Community Development, FL, "B", 6.25%, 2008                                            375,000                384,281
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,095,440
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Badger Tobacco, WI, Asset Securitization Corp., 6.125%, 2027                                    $1,065,000           $  1,129,635
---------------------------------------------------------------------------------------------------------------------------------
District of Columbia, Tobacco Settlement, 6.25%, 2024                                              405,000                430,811
---------------------------------------------------------------------------------------------------------------------------------
Guam Economic Development Authority, 5%, 2022                                                      115,000                117,452
---------------------------------------------------------------------------------------------------------------------------------
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, "B",
  5.3%, 2025                                                                                       750,000                762,023
---------------------------------------------------------------------------------------------------------------------------------
Louisiana Tobacco Settlement Authority, 5.5%, 2030                                                 415,000                428,811
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Tobacco Settlement Authority, 5.75%, 2032                                               680,000                705,364
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Tobacco Settlement Authority, 6.375%, 2028                                          500,000                531,600
---------------------------------------------------------------------------------------------------------------------------------
Washington Tobacco Settlement Authority, 6.5%, 2026                                                 70,000                 76,455
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,182,151
---------------------------------------------------------------------------------------------------------------------------------
TOLL ROADS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Turnpike Authority Rev., MBIA, 6.5%, 2016                                            $  315,000           $    378,970
---------------------------------------------------------------------------------------------------------------------------------
Northwest Parkway Public Highway Authority Co. Rev., Capital Appreciation "B",
  AMBAC, 0%, 2018                                                                                  750,000                400,313
---------------------------------------------------------------------------------------------------------------------------------
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Rev., ETM, 0%, 2009++++         1,000,000                896,460
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,675,743
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Port Authority Special Rev., MBIA, 6.25%, 2009++++                        $1,000,000           $  1,124,270
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev., Transportation Project Sublease
  "A", FSA, 6%, 2009++++                                                                           325,000                360,542
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania State Turnpike Commission Oil, "A", AMBAC, 5.25%, 2018                                850,000                915,935
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania State Turnpike Commission Oil, "A", AMBAC, ETM, 5.25%, 2018++++                     1,150,000              1,238,044
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,638,791
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 4.4%
---------------------------------------------------------------------------------------------------------------------------------
Amherst, NY, Industrial Development Agency Rev. (Daemen College), "A", 6%, 2021                 $1,000,000           $  1,087,860
---------------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (L.A. College of Chiropractic), 5.6%, 2017        250,000                247,488
---------------------------------------------------------------------------------------------------------------------------------
Houston, TX, Community College Systems, MBIA, 7.875%, 2025                                       1,650,000              2,092,580
---------------------------------------------------------------------------------------------------------------------------------
Illinois Finance Authority Rev. (University of Chicago), "A", 5%, 2034                             215,000                227,102
---------------------------------------------------------------------------------------------------------------------------------
Islip, NY, Community Development Agency Rev. (New York Institute of Technology),
  7.5%, 2006++++                                                                                 2,000,000              2,102,520
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Boston University), XLCA, 6%, 2059                1,250,000              1,550,525
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Massachusetts College of
  Pharmacy), 6.625%, 2010++++                                                                      100,000                115,938
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev., (Olin College), "B", XLCA, 5.25%, 2033            2,000,000              2,156,700
---------------------------------------------------------------------------------------------------------------------------------
Northern Illinois University Rev., Auxiliary Facilities Systems, AMBAC, 5.875%, 2018             1,370,000              1,503,068
---------------------------------------------------------------------------------------------------------------------------------
Savannah, GA, Economic Development Authority Rev. (College of Art & Design, Inc.),
  6.5%, 2009++++                                                                                   500,000                569,735
---------------------------------------------------------------------------------------------------------------------------------
St. Joseph County, IN, Educational Facilities Rev. (University of Notre Dame), 6.5%, 2026        1,000,000              1,322,090
---------------------------------------------------------------------------------------------------------------------------------
State of Oregon Facilities Authority Rev. (Linfield College), "A", 5%, 2030                        165,000                169,514
---------------------------------------------------------------------------------------------------------------------------------
Upland, IN, Economic Development Rev. (Taylor University), 6%, 2018                                435,000                494,599
---------------------------------------------------------------------------------------------------------------------------------
Upland, IN, Economic Development Rev. (Taylor University), 6.25%, 2023                             520,000                585,385
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 14,225,104
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - SECONDARY SCHOOLS - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities, Development Authority Rev. (Escondido Charter
  High School), 7.5%, 2036                                                                      $  500,000           $    515,825
---------------------------------------------------------------------------------------------------------------------------------
Clark County, NV, Economic Development Rev. (Alexander Dawson School), 5.5%, 2020                1,500,000              1,596,375
---------------------------------------------------------------------------------------------------------------------------------
Maine Finance Authority, Educational Rev. (Waynflete School), 6.4%, 2019                         1,000,000              1,091,490
---------------------------------------------------------------------------------------------------------------------------------
Maine Finance Authority, Educational Rev. (Waynflete School), 6.5%, 2029                         1,000,000              1,089,310
---------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Rev. (Detroit Academy of Arts & Sciences), 8%, 2031              300,000                318,033
---------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.625%, 2021               400,000                431,200
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Health & Education (Derryfield School), 6.5%, 2010                                   290,000                298,636
---------------------------------------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Education Rev. (Arizona Charter
  Schools), "C", 6.75%, 2031                                                                       500,000                529,475
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,870,344
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - COGENERATION - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Carbon County, PA, Industrial Development Authority Rev. (Panther Creek Partners),
  6.65%, 2010                                                                                   $  635,000           $    683,355
---------------------------------------------------------------------------------------------------------------------------------
Klamath Falls, OR, Electric Rev. (Klamath Cogeneration), 6%, 2025                                1,475,000              1,496,048
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,179,403
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 5.2%
---------------------------------------------------------------------------------------------------------------------------------
Apache County, AZ, Industrial Development Authority, Pollution Control Rev. (Tuscon
  Electric Power Co.), 5.875%, 2033                                                             $1,000,000           $  1,000,380
---------------------------------------------------------------------------------------------------------------------------------
Brazos River Authority, TX, Pollution Control Rev. (Texas Utility Co.), "B", 6.3%, 2032            120,000                130,262
---------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Pollution Control Rev. (Pacific Gas &
  Electric Co.), MBIA, 5.35%, 2016                                                               1,600,000              1,746,352
---------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Pollution Control Rev. (Southern
  California Edison Co.), "B", 6.4%, 2024                                                          500,000                502,085
---------------------------------------------------------------------------------------------------------------------------------
Connecticut Development Authority, Pollution Control Rev. (Connecticut Light & Power
  Co.), 5.85%, 2028                                                                              1,000,000              1,068,420
---------------------------------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico Public Service), 5.8%, 2022                     500,000                509,855
---------------------------------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico Public Service), 6.375%, 2022                 1,000,000              1,075,610
---------------------------------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico Public Service), "A", 6.3%, 2016                565,000                602,539
---------------------------------------------------------------------------------------------------------------------------------
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), 4.55%, 2029            1,000,000              1,020,260
---------------------------------------------------------------------------------------------------------------------------------
Matagorda County, TX, Pollution Control Rev. (Reliant Energy), 5.95%, 2030                         750,000                766,545
---------------------------------------------------------------------------------------------------------------------------------
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg,
  LP), 6.5%, 2017                                                                                  700,000                789,215
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Industrial Development Authority, Pollution Control Rev. (CT Light
  and Power), 5.9%, 2016                                                                           500,000                515,000
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev. (Reliant Energy
  Seward), "A", 6.75%, 2036                                                                        560,000                601,423
---------------------------------------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.),
  "A", 6.1%, 2025                                                                                2,000,000              2,001,400
---------------------------------------------------------------------------------------------------------------------------------
Pittsylvania County, VA, Industrial Development Authority Rev., 7.5%, 2014                       2,000,000              2,052,500
---------------------------------------------------------------------------------------------------------------------------------
Port Morrow, OR, Pollution Control Rev. (Portland General Electric), 5.2%, 2033                    350,000                369,544
---------------------------------------------------------------------------------------------------------------------------------
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co.) "A", 5.5%, 2022              500,000                535,040
---------------------------------------------------------------------------------------------------------------------------------
West Feliciana Parish, LA, Pollution Control Rev. (Entergy Gulf States), 6.6%, 2028              1,665,000              1,685,346
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 16,971,776
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 6.4%
---------------------------------------------------------------------------------------------------------------------------------
Austin, TX, Utility Systems Rev., AMBAC, 6.75%, 2011                                            $1,500,000           $  1,786,965
---------------------------------------------------------------------------------------------------------------------------------
California State, Department of Water Resources Power Supply Rev., "A", 5.125%, 2018               750,000                814,965
---------------------------------------------------------------------------------------------------------------------------------
Georgia Municipal Electric Power Authority Rev., MBIA, 6.375%, 2016                              2,000,000              2,473,280
---------------------------------------------------------------------------------------------------------------------------------
Georgia Municipal Electric Power Authority Rev., MBIA, 6.5%, 2020                                7,350,000              9,411,822
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Catawba Electric Rev., 6.375%, 2013                         750,000                843,225
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Catawba Electric Rev., MBIA, 7%, 2007                     3,250,000              3,453,190
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, ROLs, MBIA, 8.096%, 2019+++                               1,500,000              1,777,020
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 20,560,467
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 4.5%
---------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Water & Wastewater Rev., RITES, FGIC, 8.475%, 2016+++                              $1,000,000           $  1,342,480
---------------------------------------------------------------------------------------------------------------------------------
Augusta, GA, Water & Sewer Rev., FSA, 5.25%, 2039                                                  430,000                468,365
---------------------------------------------------------------------------------------------------------------------------------
Forsyth County, GA, Water & Sewage Authority, 6.25%, 2010++++                                    1,170,000              1,343,460
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Water Resources Authority, 6.5%, 2019                                              5,965,000              7,368,561
---------------------------------------------------------------------------------------------------------------------------------
Pittsburgh, PA, Water & Sewer Authority Rev., "C", FSA, 5.25%, 2022                              2,000,000              2,090,940
---------------------------------------------------------------------------------------------------------------------------------
Spartanburg, SC, Water & Sewer Authority Rev., "B", MBIA, 5.25%, 2030                              255,000                277,130
---------------------------------------------------------------------------------------------------------------------------------
State of New York, Environmental Facilities, 5%, 2016                                              430,000                456,221
---------------------------------------------------------------------------------------------------------------------------------
State of New York, Environmental Facilities, ETM, 5%, 2016++++                                     570,000                610,580
---------------------------------------------------------------------------------------------------------------------------------
West Wilson Utility District, TN, Waterworks Rev., MBIA, 5.25%, 2030                               480,000                520,810
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 14,478,547
---------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $289,635,383)                                                                $316,098,961
---------------------------------------------------------------------------------------------------------------------------------

FLOATING RATE DEMAND NOTES - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Illinois Development Finance Authority Rev. (Jewish Federation of Metropolitan
---------------------------------------------------------------------------------------------------------------------------------
Chicago), 2.3%, due 7/01/05                                                                     $  100,000           $    100,000
---------------------------------------------------------------------------------------------------------------------------------
Irvine, CA, Improvement Building Act 1915, 2.3%, due 7/06/05                                       150,000                150,000
---------------------------------------------------------------------------------------------------------------------------------
Jefferson County, AL, Sewer Rev., Capital Improvement Warrants, "A", 2.3%, due 7/07/05             100,000                100,000
---------------------------------------------------------------------------------------------------------------------------------
Jefferson County, AL, Sewer Rev., Warrants, "B-4", 2.3%, due 7/07/05                               300,000                300,000
---------------------------------------------------------------------------------------------------------------------------------
Missouri State Health & Educational Facilities Authority Rev., Medical Research
  Facilities (Stowers Institute), 2.3%, due 7/07/05                                              1,300,000              1,300,000
---------------------------------------------------------------------------------------------------------------------------------
State of Oregon, "73G", 2.3%, due 7/06/05                                                          400,000                400,000
---------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at identified cost                                                                 $  2,350,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $291,985,383)                                                                    $318,448,961
---------------------------------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES - 1.5%                                                                                   4,891,592
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                  $323,340,553
---------------------------------------------------------------------------------------------------------------------------------
  ** Non income producing security - in default.
   + Restricted security.
  ++ Inverse floating rate security.
++++ Refunded bond.
  ## SEC Rule 144A restriction.

The following abbreviations are used in the Portfolio of Investments and are defined:

COP = Certificates of Participation.

ETM = Escrowed to Maturity.
---------------------------------------------------------------------------------------------------------------------------------
Insurers
---------------------------------------------------------------------------------------------------------------------------------
AMBAC            = AMBAC Indemnity Corp.
CONNIE LEE       = Connie Lee Insurance Co.
FGIC             = Financial Guaranty Insurance Co.
FHA              = Federal Housing Administration
FNMA             = Federal National Mortgage Assn.
FSA              = Financial Security Assurance, Inc.
GNMA             = Government National Mortgage Assn.
MBIA             = Municipal Bond Investors Corp.
PSF              = Permanent School Fund
XLCA             = XL Capital Insurance Co.

Inverse Floaters
---------------------------------------------------------------------------------------------------------------------------------
RIBS             = Residual Interest Bonds
RITES            = Residual Interest Tax-Exempt Security
ROLS             = Residual Option Longs

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS MUNICIPAL INCOME FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 06/30/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                                       $291,625,697
                                                                                     ============
Gross unrealized appreciation                                                        $ 30,326,091
Gross unrealized depreciation                                                          (3,502,827)
                                                                                     ------------
      Net unrealized appreciation(depreciation)                                      $ 26,823,264
                                                                                     ============

(2) Financial Instruments

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include swap agreements. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Swap Agreements
Interest Rate Swaps

                                      Notional Principal        Cash Flows Paid         Cash Flows               Unrealized
                                         Amount of                by the fund        Received by the Fund        Appreciation
Expiration                               Contract                (trust, series)         (trust, series)        (Depreciation)
---------------------------------------------------------------------------------------------------------------------------------

12/1/2007      USD                     $ 6,000,000                Fixed - 3 Year         Floating - 7 Day
                                                                     BMA Swap                BMA Swap
                                                                  Index, (2.795%)             Index                $   21,333

12/1/2015      USD                      25,000,000               Fixed - 10 Year           Floating - 3
                                                                    LIBOR Swap              Month LIBOR
                                                                  Index (4.412%)             Swap Index                (4,259)

11/29/2020     USD                       7,500,000                Fixed - 15 Year          Floating - 3
                                                                    LIBOR Swap              Month LIBOR
                                                                  Index (4.77%)              Swap Index              (164,516)
                                                                                                                   ----------
                                                                                                                   $ (147,442)
                                                                                                                   ==========

At June 30, 2005 the fund had sufficient cash and/or securities to cover any commitments under these contracts.

(3) Restricted Securities

At June 30, 2005 the fund owned the following restricted securities which are subject to legal or contractual restrictions on resale, excluding securities issued under Rule 144A, constituting 5.3% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered.
The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                            DATE OF                  PAR
DESCRIPTION                               ACQUISITION               AMOUNT                     COST                VALUE
---------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Water &
Wastewater Rev., RITES,
FGIC, 8.475%, 2016                          4/20/1999             $ 1,000,000                $ 1,167,100         $ 1,342,480

Chicago, IL O'Hare
International Airport Rev.,
RITES, FSA, 8.916%, 2022                    8/21/2003               1,500,000                  1,599,510           1,879,230

Chicago, IL, Public Building
Commission Rev., RITES,
FGIC, 9.09%, 2016                           3/10/1999               1,500,000                  1,619,550           1,929,270

Chicago, IL, Public Building
Commission Rev., RITES,
FGIC, 9.09%, 2017                           3/10/1999               1,250,000                  1,337,550           1,616,450

Commonwealth of Puerto Rico,
ROLs, FGIC, 8.633% 2015                     8/15/2002               3,000,000                  3,878,760           4,031,580

Dudley-Charlton, MA,
Regional School District,
RITES, FGIC, 7.985%, 2017                   5/05/1999               1,495,000                  1,615,945           1,954,653

Houston, TX, Independent
School District, RITES, PSF,
7.975%, 2017                                2/26/1999               2,325,000                  2,440,832           2,696,675

North Carolina Municipal
Power Agency, ROLs, MBIA,
8.096%, 2019                                3/03/2003               1,500,000                  1,717,980           1,777,020
                                                                                                                 -----------
                                                                                                                 $17,227,358
                                                                                                                 ===========

A prospectus for any MFS product can be obtained from your investment professional. You should read the prospectus carefully before investing as it contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, the fees, charges, and expenses involved. These elements, as well as other information contained in the prospectus, should be considered carefully before investing.

(C)2005 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MUNICIPAL SERIES TRUST
            -------------------------------------------------------------------


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President

Date: August 23, 2005
      ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President (Principal Executive Officer)

Date: August 23, 2005
      ---------------

By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 23, 2005
      ---------------


* Print name and title of each signing officer under his or her signature.